UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07705

            Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—99.3%
Consumer Discretionary—1.0%
Comcast Corp. Class A	480,405	$17,011

Consumer Staples—4.8%
Mondelez International, Inc. Class A	1,249,168	53,664
Procter & Gamble Co. (The)	298,422	24,838

		78,502

Energy—10.9%
Chevron Corp.	527,195	64,465
Marathon Petroleum Corp.	714,008	57,099
Schlumberger Ltd.	951,535	57,968

		179,532

Financials—18.5%
Allstate Corp. (The)	246,885	24,367
American International Group, Inc.	941,764	50,139
Bank of America Corp.	1,562,525	46,032
Chubb Ltd.	310,032	41,433
Citigroup, Inc.	635,387	45,583
JPMorgan Chase & Co.	502,056	56,652
Wells Fargo & Co.	763,375	40,123

		304,329

Health Care—16.8%
Abbott Laboratories	821,309	60,251
AmerisourceBergen Corp.	484,121	44,646
Humana, Inc.	53,621	18,152
Perrigo Co. plc	581,759	41,188
UnitedHealth Group, Inc.	200,901	53,448

	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	442,048	$58,116

		275,801

Industrials—16.1%
Deere & Co.	174,507	26,233
Emerson Electric Co.	549,216	42,059
Honeywell International, Inc.	262,396	43,663
Knight-Swift Transportation Holdings, Inc.	764,139	26,347
Nielsen Holdings plc	646,954	17,895
Norfolk Southern Corp.	142,991	25,810
Stanley Black & Decker, Inc.	277,836	40,686
United Technologies Corp.	297,766	41,631

		264,324

Information Technology—12.0%
Analog Devices, Inc.	458,171	42,362
Apple, Inc.	115,725	26,124
Hewlett Packard Enterprise Co.	1,436,658	23,432
Microchip Technology, Inc.	746,695	58,922
Microsoft Corp.	409,842	46,874

		197,714

Materials—9.3%
Air Products & Chemicals, Inc.	318,884	53,270
DowDuPont, Inc.	895,852	57,612
Vulcan Materials Co.	373,284	41,509

		152,391

Real Estate—3.3%
Crown Castle International Corp.	492,744	54,857

	Shares	Value

Telecommunication Services—3.3%
Verizon Communications, Inc.	1,006,815	$53,754

Utilities—3.3%
NextEra Energy, Inc.	324,182	54,333
TOTAL COMMON STOCKS (Identified Cost $1,332,709)		1,632,548
TOTAL LONG-TERM INVESTMENTS—99.3% (Identified Cost $1,332,709)		1,632,548
TOTAL INVESTMENTS—99.3% (Identified Cost $1,332,709)		1,632,548
Other assets and liabilities, net—0.7%		11,444

NET ASSETS—100.0%		$1,643,992

Country Weightings†
United States		94%
Switzerland		3
Ireland		2
United Kingdom		1
Total Investments		100%

† % of total investments as of September 30, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,632,548	$1,632,548

Total Investments	$1,632,548	$1,632,548

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

0

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—97.2%
Consumer Discretionary—4.6%
Cinemark Holdings, Inc.	1,450,000	$58,290
Interpublic Group of Cos., Inc. (The)	1,000,000	22,870
MGM Resorts International	1,000,000	27,910
Whirlpool Corp.	200,000	23,750

		132,820

Consumer Staples—4.1%
Energizer Holdings, Inc.	1,030,000	60,410
Kellogg Co.	400,000	28,008
Tyson Foods, Inc. Class A	500,000	29,765

		118,183

Energy—9.1%
Andeavor	335,000	51,422
Cabot Oil & Gas Corp.	2,000,000	45,040
Devon Energy Corp.	840,000	33,550
Noble Energy, Inc.	1,335,000	41,639
Patterson-UTI Energy, Inc.	2,000,000	34,220
Williams Cos., Inc. (The)	2,175,000	59,138

		265,009

Financials—16.4%
Affiliated Managers Group, Inc.	540,000	73,829
Everest Re Group Ltd.	180,000	41,125
First Republic Bank	625,000	60,000
Hartford Financial Services Group, Inc. (The)	1,350,000	67,446
Pinnacle Financial Partners, Inc.	1,300,000	78,195
Progressive Corp. (The)	635,000	45,110
Willis Towers Watson plc	385,000	54,262
Zions Bancorp NA	1,165,000	58,425

		478,392

Health Care—14.6%
AmerisourceBergen Corp.	1,240,000	114,353
Humana, Inc.	305,000	103,249
Perrigo Co. plc	1,400,000	99,120
Zimmer Biomet Holdings, Inc.	835,000	109,777

		426,499

Industrials—13.3%
A.O. Smith Corp.	410,000	21,882

	Shares	Value

Industrials—continued
Alaska Air Group, Inc.	640,000	$44,070
Dover Corp.	415,000	36,740
Hubbell, Inc.	260,000	34,728
Ingersoll-Rand plc	290,000	29,667
L3 Technologies, Inc.	295,000	62,723
Rockwell Automation, Inc.	80,000	15,002
Schneider National, Inc. Class B	1,700,000	42,466
Stanley Black & Decker, Inc.	485,000	71,023
Wabtec Corp.	290,000	30,415

		388,716

Information Technology—11.2%
Analog Devices, Inc.	445,000	41,145
Cabot Microelectronics Corp.	435,000	44,879
Cypress Semiconductor Corp.	3,350,000	48,541
Hewlett Packard Enterprise Co.	2,600,000	42,406
Motorola Solutions, Inc.	815,000	106,064
Xilinx, Inc.	560,000	44,895

		327,930

Materials—4.7%
Air Products & Chemicals, Inc.	370,000	61,809
Martin Marietta Materials, Inc.	410,000	74,599

		136,408

Real Estate—9.1%
American Campus Communities, Inc.	1,365,000	56,183
American Homes 4 Rent Class A	2,900,000	63,481
Crown Castle International Corp.	475,000	52,882
Medical Properties Trust, Inc.	3,500,000	52,185
Retail Opportunity Investments Corp.	2,250,000	42,008

		266,739

Utilities—10.1%
American Electric Power Co., Inc.	765,000	54,223
Evergy, Inc.	400,000	21,968

	Shares	Value
Utilities—continued
FirstEnergy Corp.	1,425,000	$52,967
PPL Corp.	2,050,000	59,983
Sempra Energy	530,000	60,287
Xcel Energy, Inc.	950,000	44,850

		294,278
TOTAL COMMON STOCKS (Identified Cost $2,606,510)		2,834,974
TOTAL LONG-TERM INVESTMENTS—97.2% (Identified Cost $2,606,510)		2,834,974
SHORT-TERM INVESTMENT—1.0%
MONEY MARKET MUTUAL FUND—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(1)	28,501,358	28,501
TOTAL SHORT-TERM INVESTMENT (Identified Cost $28,501)		28,501
TOTAL INVESTMENTS—98.2% (Identified Cost $2,635,011)		2,863,475
Other assets and liabilities, net—1.8%		52,464

NET ASSETS—100.0%		$2,915,939

Footnote Legend:
(1) Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States		92%
Ireland		6
Bermuda		2
Total Investments		100%

† % of total investments as of September 30, 2018

See Notes to Schedule of Investments.

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$2,834,974	$2,834,974
Short-Term Investment	28,501	28,501

Total Investments	$2,863,475	$2,863,475

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—98.8%
Consumer Discretionary—16.2%
AMC Entertainment Holdings, Inc. Class A	617,281	$12,654
American Eagle Outfitters, Inc.	606,113	15,050
Bloomin’ Brands, Inc.	311,723	6,169
Emerald Expositions Events, Inc.	294,200	4,848
Entravision Communications Corp. Class A	962,436	4,716
Lithia Motors, Inc. Class A	151,382	12,362
Meredith Corp.	578,754	29,545
Nutrisystem, Inc.	231,300	8,570
Scholastic Corp.	90,057	4,205
Sonic Automotive, Inc. Class A	515,176	9,969
Standard Motor Products, Inc.	52,584	2,588
Tupperware Brands Corp.	116,571	3,899

		114,575

Consumer Staples—8.7%
Andersons, Inc. (The)	9,300	350
B&G Foods, Inc.	950,393	26,088
Energizer Holdings, Inc.	536,292	31,454
PriceSmart, Inc.	46,878	3,795

		61,687

Energy—2.6%
SM Energy Co.	282,659	8,912
U.S. Silica Holdings, Inc.	519,700	9,786

		18,698

Financials—14.5%
Artisan Partners Asset Management, Inc. Class A	68,973	2,235
Banco Latinoamericano de Comercio Exterior SA Class E	23,460	491
Bank of Hawaii Corp.	146,418	11,554
Cohen & Steers, Inc.	177,360	7,203
Evercore, Inc. Class A	206,816	20,795
First Interstate BancSystem, Inc. Class A	185,520	8,311
Hanover Insurance Group, Inc. (The)	90,736	11,194
Horace Mann Educators Corp.	250,015	11,226
Kemper Corp.	355,316	28,585

	Shares	Value

Financials—continued
TrustCo Bank Corp. NY	122,768	$1,043

		102,637

Health Care—5.6%
Hill-Rom Holdings, Inc.	299,709	28,292
Phibro Animal Health Corp. Class A	263,393	11,300

		39,592

Industrials—29.4%
AAR Corp.	13,221	633
Altra Industrial Motion Corp.	158,100	6,530
Apogee Enterprises, Inc.	308,090	12,730
Astec Industries, Inc.	32,845	1,656
Brady Corp. Class A	35,000	1,531
Covanta Holding Corp.	794,954	12,918
Cubic Corp.	250,373	18,290
EMCOR Group, Inc.	5,118	384
EnPro Industries, Inc.	85,970	6,270
Granite Construction, Inc.	175,516	8,021
Greenbrier Cos., Inc. (The)	137,945	8,290
Herman Miller, Inc.	453,431	17,412
Interface, Inc.	14,198	332
Kelly Services, Inc. Class A	387,473	9,311
Kennametal, Inc.	28,068	1,223
Kforce, Inc.	142,558	5,360
Knoll, Inc.	495,111	11,610
Korn/Ferry International	155,898	7,676
Lindsay Corp.	19,600	1,965
Matson, Inc.	48,900	1,938
Matthews International Corp. Class A	69,133	3,467
Multi-Color Corp.	75,642	4,709
NN, Inc.	22,893	357
Ritchie Bros. Auctioneers, Inc.	238,865	8,630
Simpson Manufacturing Co., Inc.	94,046	6,815
Standex International Corp.	10,100	1,053
Sun Hydraulics Corp.	106,516	5,835
Tennant Co.	28,222	2,143
Tetra Tech, Inc.	384,802	26,282
Viad Corp.	61,128	3,622
Wabash National Corp.	233,500	4,257
Werner Enterprises, Inc.	201,300	7,116

		208,366

Information Technology—8.1%
Cabot Microelectronics Corp.	120,500	12,432

	Shares	Value

Information Technology—continued
Cohu, Inc.	37,200	$934
Comtech Telecommunications Corp.	139,500	5,060
Daktronics, Inc.	432,599	3,391
Plantronics, Inc.	118,212	7,128
Power Integrations, Inc.	450,800	28,490

		57,435

Materials—3.5%
Boise Cascade Co.	190,500	7,010
Carpenter Technology Corp.	115,033	6,781
Commercial Metals Co.	128,498	2,637
Haynes International, Inc.	52,282	1,856
Hecla Mining Co.	2,220,597	6,196

		24,480

Real Estate—10.2%
Alexander & Baldwin, Inc.	284,466	6,454
DiamondRock Hospitality Co.	424,686	4,956
Monmouth Real Estate Investment Corp.	41,454	693
Outfront Media, Inc.	917,586	18,306
Physicians Realty Trust	1,226,683	20,682
Retail Opportunity Investments Corp.	19,587	366
Tanger Factory Outlet Centers, Inc.	820,708	18,778
Taubman Centers, Inc.	29,999	1,795

		72,030

Utilities—0.0%
NorthWestern Corp.	6,237	366
TOTAL COMMON STOCKS (Identified Cost $548,291)		699,866
TOTAL LONG-TERM INVESTMENTS—98.8% (Identified Cost $548,291)		699,866
TOTAL INVESTMENTS—98.8% (Identified Cost $548,291)		699,866
Other assets and liabilities, net—1.2%		8,144

NET ASSETS—100.0%		$708,010

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$699,866	$699,866

Total Investments	$699,866	$699,866

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—100.0%
Consumer Discretionary—18.8%
Amazon.com, Inc.(1)	5,534	$11,085
Booking Holdings, Inc.(1)	847	1,680
Comcast Corp. Class A	54,237	1,921
Horton (D.R.), Inc.	24,576	1,037
Las Vegas Sands Corp.	24,979	1,482
Netflix, Inc.(1)	8,123	3,039
O’Reilly Automotive, Inc.(1)	5,149	1,788
Royal Caribbean Cruises Ltd.	7,799	1,013
Walt Disney Co. (The)	19,162	2,241

		25,286

Consumer Staples—3.9%
Colgate-Palmolive Co.	16,479	1,103
Costco Wholesale Corp.	10,752	2,525
Estee Lauder Cos., Inc. (The) Class A	11,323	1,646

		5,274

Energy—1.4%
Devon Energy Corp.	13,317	532
EOG Resources, Inc.	10,973	1,400

		1,932

Financials—5.1%
American Express Co.	12,967	1,381
Charles Schwab Corp. (The)	38,737	1,904
Goldman Sachs Group, Inc. (The)	3,376	757
Morgan Stanley	29,215	1,360
SunTrust Banks, Inc.	21,704	1,450

		6,852

Health Care—13.5%
Agilent Technologies, Inc.	19,852	1,400

	Shares	Value

Health Care—continued
Alexion Pharmaceuticals, Inc.(1)	9,782	$1,360
Align Technology, Inc.(1)	3,578	1,400
Biogen, Inc.(1)	5,961	2,106
Bristol-Myers Squibb Co.	28,098	1,744
Edwards Lifesciences Corp.(1)	14,553	2,534
Intuitive Surgical, Inc.(1)	3,197	1,835
Mettler-Toledo International, Inc.(1)	1,868	1,138
UnitedHealth Group, Inc.	12,091	3,217
Vertex Pharmaceuticals, Inc.(1)	7,240	1,395

		18,129

Industrials—11.1%
A.O. Smith Corp.	21,429	1,144
Boeing Co. (The)	6,213	2,310
Deere & Co.	10,710	1,610
Emerson Electric Co.	22,027	1,687
Fortune Brands Home & Security, Inc.	11,953	626
Honeywell International, Inc.	18,939	3,151
IHS Markit Ltd.(1)	17,323	935
Knight-Swift Transportation Holdings, Inc.	26,681	920
Waste Management, Inc.	10,211	923
Xylem, Inc.	19,770	1,579

		14,885

Information Technology—44.3%
Adobe Systems, Inc.(1)	13,098	3,536
Alphabet, Inc. Class A(1)	3,786	4,570
Alphabet, Inc. Class C(1)	3,886	4,638
Analog Devices, Inc.	9,075	839
Apple, Inc.	34,034	7,683
Applied Materials, Inc.	32,338	1,250
Autodesk, Inc.(1)	15,638	2,441
Cognex Corp.	11,220	626
Corning, Inc.	48,162	1,700

	Shares	Value

Information Technology—continued
Facebook, Inc. Class A(1)	13,405	$2,205
Mastercard, Inc. Class A	13,011	2,896
Microchip Technology, Inc.	8,806	695
Microsoft Corp.	86,006	9,836
NVIDIA Corp.	9,836	2,764
salesforce.com, Inc.(1)	17,239	2,742
Splunk, Inc.(1)	16,172	1,955
Universal Display Corp.	12,436	1,466
Visa, Inc. Class A	40,979	6,151
Workday, Inc. Class A(1)	11,098	1,620

		59,613

Materials—1.3%
Air Products & Chemicals, Inc.	3,504	585
Vulcan Materials Co.	10,750	1,196

		1,781

Real Estate—0.6%
Equinix, Inc.	1,743	754
TOTAL COMMON STOCKS (Identified Cost $67,458)		134,506
TOTAL LONG-TERM INVESTMENTS—100.0% (Identified Cost $67,458)		134,506
TOTAL INVESTMENTS—100.0% (Identified Cost $67,458)		134,506
Other assets and liabilities, net—(0.0)%		(50)

NET ASSETS—100.0%		$134,456

Footnote Legend:
(1) Non-income producing security.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$134,506	$134,506

Total Investments	$134,506	$134,506

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—95.6%
Consumer Discretionary—12.5%
Boyd Gaming Corp.	8,727	$295
Cable One, Inc.	407	360
Carvana Co.(1)	1,492	88
Cavco Industries, Inc.(1)	569	144
Churchill Downs, Inc.	900	250
iRobot Corp.(1)	1,864	205
National Vision Holdings, Inc.(1)	6,848	309
Nutrisystem, Inc.	3,951	146
Planet Fitness, Inc. Class A(1)	6,748	365
Roku, Inc.(1)	7,270	531
Stitch Fix, Inc. Class A(1)	3,518	154
Texas Roadhouse, Inc.	9,290	644
TopBuild Corp.(1)	3,012	171
Wingstop, Inc.	2,096	143

		3,805

Consumer Staples—2.0%
J&J Snack Foods Corp.	1,376	207
USANA Health Sciences, Inc.(1)	746	90
WD-40 Co.	1,859	320

		617

Energy—0.3%
ProPetro Holding Corp.(1)	5,617	93

Financials—5.7%
Ameris Bancorp	6,270	287
Cadence BanCorp	6,065	158
First Financial Bankshares, Inc.	5,861	346
Guaranty Bancorp	3,571	106
Heritage Commerce Corp.	17,290	258
Home BancShares, Inc.	21,465	470
RLI Corp.	1,584	125

		1,750

Health Care—28.6%
AMN Healthcare Services, Inc.(1)	7,578	414
Array BioPharma, Inc.(1)	25,426	386
AxoGen, Inc.(1)	5,628	207
Bio-Techne Corp.	2,301	470
Cantel Medical Corp.	2,852	263
Chemed Corp.	1,589	508
Encompass Health Corp.	8,195	639
HealthEquity, Inc.(1)	6,139	580
ICU Medical, Inc.(1)	1,865	527
Inspire Medical Systems, Inc.(1)	4,324	182
Insulet Corp.(1)	4,201	445
LHC Group, Inc.(1)	2,254	232
Loxo Oncology, Inc.(1)	2,975	508
Madrigal Pharmaceuticals, Inc.(1)	666	143
Merit Medical Systems, Inc.(1)	7,570	465
Neurocrine Biosciences, Inc.(1)	4,033	496

	Shares	Value

Health Care—continued
Novocure Ltd.(1)	4,266	$224
Penumbra, Inc.(1)	2,758	413
Sarepta Therapeutics, Inc.(1)	4,393	709
Spark Therapeutics, Inc.(1)	2,120	116
Supernus Pharmaceuticals, Inc.(1)	8,271	416
Ultragenyx Pharmaceutical, Inc.(1)	4,570	349

		8,692

Industrials—17.0%
AAON, Inc.(2)	7,836	296
Air Transport Services Group, Inc.(1)	12,216	262
Alamo Group, Inc.	2,964	272
ASGN, Inc.(1)	3,508	277
Atlas Air Worldwide Holdings, Inc.(1)	3,144	200
Brink’s Co. (The)	3,787	264
Dycom Industries, Inc.(1)	5,289	448
Forward Air Corp.	5,419	389
Franklin Electric Co., Inc.	6,541	309
Kennametal, Inc.	5,198	226
Mercury Systems, Inc.(1)	10,519	582
Multi-Color Corp.	4,794	298
Patrick Industries, Inc.(1)	2,280	135
Proto Labs, Inc.(1)	1,834	297
Simpson Manufacturing Co., Inc.	3,603	261
Teledyne Technologies, Inc.(1)	2,687	663

		5,179

Information Technology—23.7%
Coherent, Inc.(1)	928	160
Coupa Software, Inc.(1)	3,351	265
Everbridge, Inc.(1)	4,521	261
Fair Isaac Corp.(1)	3,353	766
Five9, Inc.(1)	11,627	508
II-VI, Inc.(1)	12,387	586
InterXion Holding N.V.(1)	9,316	627
Littelfuse, Inc.	2,407	476
MINDBODY, Inc. Class A(1)	4,579	186
Monolithic Power Systems, Inc.	2,613	328
Paycom Software, Inc.(1)	3,440	535
Proofpoint, Inc.(1)	3,103	330
Q2 Holdings, Inc.(1)	13,572	822
Rogers Corp.(1)	2,761	407
Semtech Corp.(1)	3,243	180
Versum Materials, Inc.	7,874	283
ViaSat, Inc.(1)(2)	5,903	377
Workiva, Inc.(1)	2,850	113

		7,210

Materials—5.8%
Balchem Corp.	5,551	622
HB Fuller Co.	7,503	388

	Shares	Value

Materials—continued
Quaker Chemical Corp.	2,493	$504
W.R. Grace & Co.	3,472	248

		1,762
TOTAL COMMON STOCKS (Identified Cost $20,090)		29,108
TOTAL LONG-TERM INVESTMENTS—95.6% (Identified Cost $20,090)		29,108
SHORT-TERM INVESTMENT—2.7%
MONEY MARKET MUTUAL FUND—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(3)	808,164	808
TOTAL SHORT-TERM INVESTMENT (Identified Cost $808)		808
SECURITIES LENDING COLLATERAL—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(3)(4)	222,096	222
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $222)		222
TOTAL INVESTMENTS—99.0% (Identified Cost $21,120)		30,138
Other assets and liabilities, net—1.0%		309

NET ASSETS—100.0%		$30,447

Footnote Legend:

(1)	Non-income producing security.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments.

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$29,108	$29,108
Securities Lending Collateral	222	222
Short-Term Investment	808	808

Total Investments	$30,138	$30,138

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS WCM INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—95.3%
Australia—4.4%
CSL Ltd.	30,001	$4,361

Brazil—1.4%
Raia Drogasil SA	77,300	1,387

Canada—9.3%
Canadian Pacific Railway Ltd.	19,292	4,089
Dollarama, Inc.	45,624	1,437
Shopify, Inc. Class A(1)	22,010	3,620

		9,146

Cayman Islands—2.5%
Tencent Holdings Ltd.	58,840	2,429

Denmark—3.0%
Chr. Hansen Holding A/S	29,276	2,972

France—9.2%
Essilor International Cie Generale d’Optique SA	15,728	2,327
LVMH Moet Hennessy Louis Vuitton SE	10,759	3,805
Pernod Ricard SA	17,390	2,853

		8,985

Germany—3.4%
adidas AG	13,467	3,298

Hong Kong—3.5%
AIA Group Ltd.	382,000	3,411

India—3.1%
HDFC Bank Ltd. ADR	32,344	3,044

Ireland—8.9%
Accenture plc Class A	24,164	4,113
ICON plc(1)	19,483	2,995
Ryanair Holdings plc Sponsored ADR(1)	16,443	1,579

		8,687
Italy—1.9%
Luxottica Group SpA	27,895	1,895

	Shares	Value

Japan—8.5%
FANUC Corp.	11,700	$2,206
Keyence Corp.	6,800	3,949
Sysmex Corp.	24,840	2,138

		8,293

Jersey—3.8%
Experian plc	146,536	3,764

Mexico—2.8%
Wal-Mart de Mexico SAB de CV	900,490	2,732

Netherlands—2.3%
Core Laboratories N.V.	19,663	2,277

Spain—3.3%
Amadeus IT Group SA	24,355	2,263
Industria de Diseno Textil SA	30,816	934
		3,197

Sweden—4.9%
Atlas Copco AB Class A	64,855	1,870
Hexagon AB Class B	50,120	2,938

		4,808

Switzerland—8.8%
Chubb Ltd.	24,571	3,284
Nestle SA	38,628	3,220
Sika AG	14,610	2,127

		8,631

Taiwan—3.7%
Taiwan Semiconductor
Manufacturing Co. Ltd.
Sponsored ADR	81,752	3,610

United Kingdom—3.4%
Compass Group plc	148,143	3,294

United States—3.2%
Mettler-Toledo International, Inc.(1)	5,190	3,161
TOTAL COMMON STOCKS (Identified Cost $71,747)		93,382

	Shares	Value

TOTAL LONG-TERM
INVESTMENTS—95.3% (Identified Cost $71,747)		93,382
SHORT-TERM INVESTMENT—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%) (2)	2,093,432	$2,093
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,093)		2,093
TOTAL INVESTMENTS—97.4% (Identified Cost $73,840)		95,475
Other assets and liabilities, net—2.6%		2,549

NET ASSETS—100.0%		$98,024

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
Canada	10%
France	9
Ireland	9
Switzerland	9
Japan	9
United States	6
Sweden	5
Other	43
Total Investments	100%
† % of total investments as of September 30, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$93,382	$93,382
Short-Term Investment	2,093	2,093

Total Investments	$95,475	$95,475

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

COMMON STOCKS—93.3%
Consumer Discretionary—22.8%
Amazon.com, Inc.(1)	4,100	$8,212
lululemon athletica, Inc.(1)	9,200	1,495
MercadoLibre, Inc.	13,500	4,597
Netflix, Inc.(1)	18,200	6,809
Shake Shack, Inc. Class A(1)	23,000	1,449
Tesla, Inc.(1)	16,200	4,289
Wayfair, Inc. Class A(1)	16,900	2,496

		29,347

Financials—2.6%
Charles Schwab Corp. (The)	68,000	3,342

Health Care—16.3%
BioMarin Pharmaceutical, Inc.(1)	13,000	1,261
Exact Sciences Corp.(1)	86,500	6,826
Medidata Solutions, Inc.(1)	26,000	1,906
Nevro Corp.(1)	16,000	912
Portola Pharmaceuticals, Inc.(1)	37,000	985
Teladoc Health, Inc.(1)	56,000	4,836
Tilray, Inc.(1)	30,000	4,309

		21,035

Industrials—6.3%
Axon Enterprise, Inc.(1)	17,000	1,163
CoStar Group, Inc.(1)	3,400	1,431
XPO Logistics, Inc.(1)	49,000	5,594

		8,188

Information Technology—45.3%
2U, Inc.(1)	58,000	4,361
Activision Blizzard, Inc.	33,000	2,745
Adobe Systems, Inc.(1)	9,000	2,430
Alibaba Group Holding Ltd.
Sponsored ADR(1)	15,000	2,472

	Shares	Value

Information Technology—continued
Alphabet, Inc. Class A(1)	3,000	$3,621
Facebook, Inc. Class A(1)	21,000	3,454
Monolithic Power Systems, Inc.	33,500	4,205
NVIDIA Corp.	14,000	3,934
Okta, Inc.(1)	46,000	3,237
Paylocity Holding Corp.(1)	25,500	2,048
PayPal Holdings, Inc.(1)	43,000	3,777
Proofpoint, Inc.(1)	11,500	1,223
ServiceNow, Inc.(1)	12,500	2,445
Shopify, Inc. Class A(1)	36,500	6,003
Spotify Technology SA(1)	10,000	1,808
Square, Inc. Class A(1)	21,000	2,079
Take-Two Interactive Software,
Inc.(1)	15,000	2,070
Trade Desk, Inc. (The) Class A(1)	20,000	3,018
Zillow Group, Inc. Class C(1)	78,000	3,452

		58,382
TOTAL COMMON STOCKS (Identified Cost $91,318)		120,294
TOTAL LONG-TERM INVESTMENTS—93.3% (Identified Cost $91,318)		120,294
SHORT-TERM INVESTMENT—5.7%
MONEY MARKET MUTUAL FUND—5.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(2)	7,357,447	7,357
TOTAL SHORT-TERM INVESTMENT (Identified Cost $7,357)		7,357

Shares	Value

TOTAL INVESTMENTS—99.0%
(Identified Cost $98,675)	$127,651
Other assets and liabilities, net—1.0%	1,237

NET ASSETS—100.0%	$128,888

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	Non-income producing security.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	5
Cayman Islands	2
Sweden	1
Total Investments	100%
† % of total investments as of September 30, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$120,294	$120,294
Short-Term Investment	7,357	7,357

Total Investments	$127,651	$127,651

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS CONSERVATIVE ALLOCATION STRATEGY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

AFFILIATED MUTUAL FUNDS(1) —97.7%
Equity Funds—36.0%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6	84,230	$1,420
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6	71,644	951
Virtus Duff & Phelps Global Infrastructure Fund - Class R6	63,833	922
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	41,728	1,267
Virtus KAR Capital Growth Fund - Class R6(2)	68,860	1,311
Virtus KAR International Small-Cap Fund - Class R6	55,367	956
Virtus KAR Small-Cap Growth Fund - Class R6(2)	32,083	1,098
Virtus KAR Small-Cap Value Fund - Class R6	56,719	1,107
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	86,931	941

	Shares	Value

Equity Funds—continued
Virtus WCM International Equity Fund - Class R6	126,756	$1,616

		11,589

Fixed Income Funds—61.7%
Virtus Newfleet High Yield Fund - Class R6	387,884	1,602
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	628,444	6,272
Virtus Seix Core Bond Fund - Class R6	156,130	1,599
Virtus Seix Floating Rate High Income Fund - Class R6	293,916	2,563
Virtus Seix Total Return Bond Fund - Class R6	622,890	6,241
Virtus Seix U.S. Government
Securities Ultra Short Bond Fund - Class R6	159,189	1,593

		19,870
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $30,042)		31,459

Shares	Value

TOTAL LONG-TERM INVESTMENTS—97.7% (Identified Cost $30,042)	$31,459
TOTAL INVESTMENTS—97.7% (Identified Cost $30,042)	31,459
Other assets and liabilities, net—2.3%	735

NET ASSETS—100.0%	$32,194

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing security.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Affiliated Mutual Funds	$31,459	$31,459

Total Investments	$31,459	$31,459

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS GROWTH ALLOCATION STRATEGY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

AFFILIATED MUTUAL FUNDS(1) —98.2%
Equity Funds—76.2%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6	350,907	$ 5,916
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6	293,619	3,896
Virtus Duff & Phelps Global Infrastructure Fund - Class R6	175,469	2,536
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6	148,969	4,524
Virtus KAR Capital Growth Fund - Class R6(2)	264,833	5,042
Virtus KAR International Small-Cap Fund - Class R6	149,471	2,580
Virtus KAR Small-Cap Growth Fund - Class R6(2)	76,498	2,619
Virtus KAR Small-Cap Value Fund - Class R6	185,145	3,612
Virtus Rampart Enhanced Core Equity Fund - Class R6(2)	158,489	3,333
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6	400,349	4,332

	Shares	Value

Equity Funds—continued
Virtus Vontobel Foreign Opportunities Fund - Class R6	156,411	$5,431
Virtus WCM International Equity
Fund - Class R6	466,635	5,950

		49,771

Fixed Income Funds—22.0%
Virtus Newfleet High Yield Fund - Class R6	475,788	1,965
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6	557,461	5,563
Virtus Seix Floating Rate High Income Fund - Class R6	376,725	3,285
Virtus Seix Total Return Bond Fund - Class R6	353,568	3,543

		14,356
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $55,809)		64,127

Shares	Value

TOTAL LONG-TERM
INVESTMENTS—98.2% (Identified Cost $55,809)	$64,127
TOTAL INVESTMENTS—98.2% (Identified Cost $55,809)	64,127
Other assets and liabilities, net—1.8%	1,154

NET ASSETS—100.0%	$65,281

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing security.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices
Affiliated Mutual Funds	$64,127	$64,127

Total Investments	$64,127	$64,127

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—48.2%
U.S. Treasury Bond 3.125%, 5/15/48	$11,694	$11,533
U.S. Treasury Note
1.375%, 4/30/20	14,001	13,698
1.250%, 3/31/21	8,966	8,620
1.875%, 1/31/22	4,978	4,816
1.875%, 7/31/22	21,662	20,844
2.875%, 8/15/28	14,927	14,701
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $75,141)		74,212
MORTGAGE-BACKED SECURITIES—26.2%
Agency—20.4%
Federal Home Loan Mortgage Corp.
Pool #C04123
4.000%, 7/1/42	640	652
Pool #G05606
4.500%, 7/1/39	568	593
Pool #G08347
4.500%, 6/1/39	93	97
Pool #G08353
4.500%, 7/1/39	119	125
Pool #G08372
4.500%, 11/1/39	357	372
Pool #G60019
4.500%, 3/1/44	710	735
Pool #G60126
4.500%, 11/1/41	34	36
Pool #G60661
4.000%, 7/1/46	2,529	2,558
Pool #Q31645
4.000%, 2/1/45	98	99
Pool #Q35611
4.000%, 9/1/45	932	944
Pool #Q38473
4.000%, 1/1/46	620	627
Pool #Q40123
3.500%, 4/1/46	518	513
Pool #Q40124
3.500%, 4/1/46	624	617
Pool #Q53881
4.500%, 1/1/48	947	981
Pool #V81992
4.000%, 10/1/45	1,139	1,152
Federal National Mortgage Association
2017-M15, ATS2
3.196%, 11/25/27(1)	195	188
Pool #109461
3.710%, 8/1/28	459	461
Pool #109681
3.770%, 9/1/30	170	169
Pool #AL0215
4.500%, 4/1/41	289	300
Pool #AL6223
4.500%, 8/1/44	586	608
Pool #AL7497
3.500%, 9/1/40	1,765	1,751
Pool #AM7516
3.550%, 2/1/30	210	207
Pool #AM8738
3.250%, 5/1/30	319	307

	Par Value	Value
Agency—continued
Pool #AM8970
2.870%, 5/1/30	$308	$286
Pool #AN4045
3.150%, 1/1/29	659	631
Pool #AN4605
3.320%, 2/1/29	370	360
Pool #AN6391
3.110%, 10/1/29	545	515
Pool #AN6444
3.060%, 8/1/29	235	222
Pool #AN6456
2.860%, 8/1/29	30	28
Pool #AN6661
3.090%, 10/1/29	655	618
Pool #AN6846
2.930%, 10/1/29	65	60
Pool #AN7049
3.050%, 10/1/29	120	113
Pool #AN7081
3.170%, 10/1/29	245	232
Pool #AN7145
3.030%, 12/1/29	970	909
Pool #AN9721
3.600%, 7/1/27	195	195
Pool #AP7874
3.500%, 10/1/42	162	161
Pool #AS6515
4.000%, 1/1/46	929	939
Pool #AS9571
3.500%, 5/1/42	1,259	1,249
Pool #AW8154
3.500%, 1/1/42	462	459
Pool #AZ9213
4.000%, 10/1/45	1,007	1,021
Pool #BA4799
4.000%, 2/1/46	485	492
Pool #BC2470
3.500%, 2/1/46	415	412
Pool #BE5050
4.000%, 9/1/45	834	845
Pool #BH7587
4.500%, 8/1/47	421	437
Pool #MA0639
4.000%, 2/1/41	166	169
Pool #MA2190
4.000%, 2/1/45	512	518
Pool #MA2341
4.500%, 6/1/45	41	42
Government National Mortgage Association
Pool #AM0226
4.000%, 5/15/45	693	705
Pool #AV6530
4.000%, 8/20/46	244	249
Pool #MA4072
5.000%, 11/20/46	254	269
Pool #MA4838
4.000%, 11/20/47	1,729	1,759
Pool #MA4901
4.000%, 12/20/47	1,478	1,504
Pool #MA4963
4.000%, 1/20/48	711	724

See Notes to Schedule of Investments.

VIRTUS SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #MA5078
4.000%, 3/20/48	$1,170	$1,190

		31,405

Non-Agency—5.8%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(2)	565	565
FREMF Mortgage Trust 2013-K713, B 144A 3.263%, 4/25/46(1)(2)	480	478
GS Mortgage Securities Trust
2005-ROCK, A 144A 5.366%, 5/3/32(2)	370	405
2012-ALOH, A 144A 3.551%, 4/10/34(2)	700	702
2012-BWTR, B 144A 3.255%, 11/5/34(2)	1,195	1,155
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	485	471
Morgan Stanley Capital I Trust
2014-150E, A 144A 3.912%, 9/9/32(2)	280	282
2014-150E, AS 144A 4.012%, 9/9/32(2)	195	196
2014-CPT, A 144A 3.350%, 7/13/29(2)	770	770
2014-CPT, AM 144A 3.516%, 7/13/29(1)(2)	615	611
US 2018-USDC, A 144A 4.106%, 5/9/38(2)	840	852
VNDO Mortgage Trust 2013-PENN, B 144A 4.079%, 12/13/29(1)(2)	1,125	1,132
WFRBS Commercial Mortgage Trust
2012-C10, AS 3.241%, 12/15/45	600	590
2012-C6, AS 3.835%, 4/15/45	638	640

		8,849
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $41,216)		40,254
ASSET-BACKED SECURITIES—5.7%
Credit Card—5.0%
American Express Credit Account Master Trust 2018-9, A (1 month LIBOR + 0.380%) 2.592%, 4/15/26(1)	1,260	1,260
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.889%, 5/15/28(1)	1,056	1,040
2017-A5, A5 (1 month LIBOR + 0.580%) 2.738%, 7/15/27(1)	570	575
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.904%, 5/14/29(1)	1,405	1,415
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.758%, 12/15/26(1)	1,830	1,845
Golden Credit Card Trust 2018-4A, A 144A 3.440%, 10/15/25(2)	700	700

	Par Value	Value
Credit Card—continued
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	$795	$780

		7,615

Other—0.7%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(2)	745	742
PSNH Funding LLC 3 2018-1, A2 3.506%, 8/1/28	410	408

		1,150
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $8,738)		8,765
CORPORATE BONDS AND NOTES—17.7%
Consumer Discretionary—1.0%
Amazon.com, Inc. 4.050%, 8/22/47	105	103
General Motors Co. 5.200%, 4/1/45	657	596
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	240	238
Walmart, Inc. 3.700%, 6/26/28	656	656

		1,593

Consumer Staples—0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	582	574
CVS Health Corp. 4.780%, 3/25/38	479	475

		1,049

Energy—3.8%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	530	480
Boardwalk Pipelines LP 4.450%, 7/15/27	179	172
Energy Transfer Partners LP 5.300%, 4/15/47	428	414
Enterprise Products Operating LLC 5.375%, 2/15/78	534	494
HollyFrontier Corp. 5.875%, 4/1/26	639	681
Nabors Industries, Inc. 5.500%, 1/15/23	448	440
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	664	644
Schlumberger Holdings Corp. 144A 3.000%, 12/21/20(2)	454	450
144A 4.000%, 12/21/25(2)	540	540
Schlumberger Investment SA 144A 3.300%, 9/14/21(2)	285	285
Shell International Finance BV 1.750%, 9/12/21	402	387
TechnipFMC plc 3.450%, 10/1/22	85	83

See Notes to Schedule of Investments.

VIRTUS SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Energy—continued
Transcanada Trust 5.300%, 3/15/77	$81	$77
Western Gas Partners LP 4.750%, 8/15/28	169	165
Woodside Finance Ltd. 144A 4.600%, 5/10/21(2)	550	558

		5,870

Financials—5.8%
AXA Equitable Holdings, Inc. 144A 3.900%, 4/20/23(2)	401	398
Bank of America Corp.
3.366%, 1/23/26	809	778
3.593%, 7/21/28	257	245
Chubb INA Holdings, Inc. 2.875%, 11/3/22	259	253
Citigroup, Inc. 4.650%, 7/23/48	519	524
Fifth Third Bank 2.200%, 10/30/20	326	319
JPMorgan Chase & Co. 3.540%, 5/1/28	461	440
Lazard Group LLC 3.750%, 2/13/25	359	346
Morgan Stanley
3.591%, 7/22/28	340	322
4.375%, 1/22/47	389	379
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(2)	556	575
PNC Bank NA 2.150%, 4/29/21	715	695
Progressive Corp. (The) 5.375%, (3)	420	419
Royal Bank of Scotland Group plc 4.519%, 6/25/24	370	369
Santander UK Group Holdings plc 3.373%, 1/5/24	409	393
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(2)	438	421
SunTrust Banks, Inc. 4.000%, 5/1/25	481	482
Synchrony Financial 3.950%, 12/1/27	426	386
Travelers Cos., Inc. (The) 4.050%, 3/7/48	586	565
US Bank NA 2.050%, 10/23/20	374	366
Wells Fargo & Co. 3.069%, 1/24/23	219	214

		8,889

Health Care—0.7%
Anthem, Inc. 4.550%, 3/1/48	343	331
Eli Lilly & Co. 3.950%, 5/15/47	341	339
Howard Hughes Medical Institute 3.500%, 9/1/23	255	257

	Par Value	Value
Health Care—continued
Novartis Securities Investment Ltd. 5.125%, 2/10/19	$215	$217

		1,144

Industrials—2.6%
AerCap Ireland Capital DAC 3.875%, 1/23/28	491	455
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(2)	352	352
CSX Corp. 4.300%, 3/1/48	482	471
ERAC USA Finance LLC 144A 5.250%, 10/1/20(2)	283	292
General Dynamics Corp. 3.375%, 5/15/23	322	322
Johnson Controls International plc 4.500%, 2/15/47	341	327
L3 Technologies, Inc. 3.850%, 12/15/26	191	184
United Airlines Pass-Through-Trust
2016-1, A 3.450%, 7/7/28	197	189
2018-1, AA 3.500%, 3/1/30	553	533
Wabtec Corp.
4.150%, 3/15/24	275	272
4.700%, 9/15/28	395	387
Xylem, Inc. 3.250%, 11/1/26	185	174

		3,958

Information Technology—0.7%
Apple, Inc. 3.000%, 6/20/27	272	259
Arrow Electronics, Inc. 3.875%, 1/12/28	212	197
Trimble, Inc. 4.900%, 6/15/28	590	593

		1,049

Materials—1.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	728	801
Newmont Mining Corp. 6.250%, 10/1/39	642	727

		1,528

Real Estate—0.6%
Boston Properties LP 3.650%, 2/1/26	227	220
Digital Realty Trust LP 4.450%, 7/15/28	692	691

		911

Telecommunication Services—0.6%
AT&T, Inc. 2.375%, 11/27/18	532	532

See Notes to Schedule of Investments.

VIRTUS SEIX CORE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Telecommunication Services—continued
4.500%, 3/9/48	$ 479	$417

		949

Utilities—0.2%
Duke Energy Corp. 3.750%, 9/1/46	439	385
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $27,516)		27,325
TOTAL LONG-TERM INVESTMENTS—97.8% (Identified Cost $152,611)		150,556
TOTAL INVESTMENTS—97.8%
(Identified Cost $152,611)		150,556
Other assets and liabilities, net—2.2%		3,319

NET ASSETS—100.0%		$153,875

Abbreviation:

LIBOR London Interbank Offered Rate

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $12,932 or 8.4% of net assets.

(3)	No contractual maturity date.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 2 Other Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$8,765	$8,765
Corporate Bonds And Notes	27,325	27,325
Mortgage-Backed Securities	40,254	40,254
U.S. Government Securities	74,212	74,212

Total Investments	$150,556	$150,556

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—25.3%
Consumer Discretionary—2.9%
Amazon.com, Inc. 4.050%, 8/22/47	$240	$234
BMW US Capital LLC 144A 3.450%, 4/12/23(1)	516	511
Daimler Finance North America LLC (3 month LIBOR + 0.550%) 144A 2.891%, 5/4/21(1)(2)	445	447
General Motors Co. 5.200%, 4/1/45	228	207
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	226	224
Walmart, Inc. 3.400%, 6/26/23	255	256

		1,879

Consumer Staples—1.1%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	255	251
BAT Capital Corp. 144A 3.222%, 8/15/24(1)	255	243
CVS Health Corp. 4.780%, 3/25/38	194	193

		687

Energy—6.2%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	231	209
Boardwalk Pipelines LP 4.450%, 7/15/27	284	273
BP Capital Markets plc 2.112%, 9/16/21	185	179
Energy Transfer Partners LP 5.300%, 4/15/47	196	190
Ensco plc
4.500%, 10/1/24	187	161
5.200%, 3/15/25	134	117
5.750%, 10/1/44	134	100
Enterprise Products Operating LLC 5.375%, 2/15/78	284	263
HollyFrontier Corp. 5.875%, 4/1/26	308	328
Nabors Industries, Inc. 5.500%, 1/15/23	389	382
Oceaneering International, Inc. 6.000%, 2/1/28	263	263
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	299	290
Schlumberger Holdings Corp.
144A 3.000%, 12/21/20(1)	188	186
144A 4.000%, 12/21/25(1)	298	298
TechnipFMC plc 3.450%, 10/1/22	224	218
Transcanada Trust 5.300%, 3/15/77	292	278

	Par Value	Value
Energy—continued
Western Gas Partners LP 4.750%, 8/15/28	$234	$229

		3,964

Financials—7.3%
AerCap Ireland Capital DAC 4.625%, 10/30/20	190	194
AXA Equitable Holdings, Inc. 144A 3.900%, 4/20/23(1)	166	165
Bank of America Corp. 3.366%, 1/23/26	348	334
Chubb INA Holdings, Inc. 2.875%, 11/3/22	103	101
Citigroup, Inc. 4.650%, 7/23/48	205	207
Ford Motor Credit Co. LLC (3 month LIBOR + 1.235%) 3.549%, 2/15/23(2)	445	442
JPMorgan Chase Bank NA 2.604%, 2/1/21	340	337
Lazard Group LLC
4.250%, 11/14/20	271	275
3.750%, 2/13/25	202	195
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	250	240
Morgan Stanley
3.125%, 1/23/23	226	220
3.591%, 7/22/28	143	136
4.375%, 1/22/47	177	172
PNC Bank NA 2.150%, 4/29/21	250	243
Progressive Corp. (The) 5.375%,(3)	168	168
Royal Bank of Scotland Group plc 4.519%, 6/25/24	200	199
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(1)	227	218
SunTrust Banks, Inc. 4.000%, 5/1/25	198	198
Synchrony Financial 3.950%, 12/1/27	170	154
Travelers Cos., Inc. (The) 4.050%, 3/7/48	239	231
Wells Fargo & Co. 3.069%, 1/24/23	209	204

		4,633

Health Care—0.8%
Anthem, Inc. 4.550%, 3/1/48	139	134
Eli Lilly & Co. 3.950%, 5/15/47	158	157
Halfmoon Parent, Inc. 144A 4.900%, 12/15/48(1)	250	250

		541

Industrials—3.2%
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	143	143
CSX Corp. 4.300%, 3/1/48	195	191

See Notes to Schedule of Investments.

VIRTUS SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Industrials—continued
General Dynamics Corp. 3.375%, 5/15/23	$132	$132
Johnson Controls International plc 4.500%, 2/15/47	173	166
L3 Technologies, Inc. 3.850%, 12/15/26	112	108
Penske Truck Leasing Co. LP 144A 4.125%, 8/1/23(1)	380	379
Rockwell Collins, Inc. 3.500%, 3/15/27	289	274
United Airlines Pass-Through-Trust
2016-1, A 3.450%, 7/7/28	120	115
2018-1, AA 3.500%, 3/1/30	240	231
Wabtec Corp. 4.700%, 9/15/28	325	319

		2,058

Information Technology—1.8%
Apple, Inc. 3.000%, 6/20/27	270	257
Arrow Electronics, Inc. 3.875%, 1/12/28	108	100
Jabil, Inc. 3.950%, 1/12/28	353	331
Trimble, Inc. 4.900%, 6/15/28	280	281
VMware, Inc. 2.300%, 8/21/20	163	160

		1,129

Materials—0.6%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	185	204
Newmont Mining Corp. 6.250%, 10/1/39	138	156

		360

Real Estate—0.7%
Digital Realty Trust LP 4.450%, 7/15/28	269	269
Simon Property Group LP 3.375%, 12/1/27	168	160

		429

Telecommunication Services—0.4%
AT&T, Inc. 4.500%, 3/9/48	262	228

Utilities—0.3%
Duke Energy Corp. 3.750%, 9/1/46	194	170
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $16,322)		16,078

	Shares		Value
PREFERRED STOCK—0.3%
Financials—0.3%
Bank of America Corp., 5.875%	198	(4)	$196
TOTAL PREFERRED STOCK
(Identified Cost $198)			196

TOTAL LONG-TERM INVESTMENTS—25.6%
(Identified Cost $16,520)			16,274

TOTAL INVESTMENTS—25.6%
(Identified Cost $16,520)			16,274
Other assets and liabilities, net—74.4%			47,321

NET ASSETS—100.0%			$63,595

Abbreviation:

LIBOR London Interbank Offered Rate

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $2,840 or 4.5% of net assets.

(2)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	No contractual maturity date.
(4)	Value shown as par value.

Counterparties:

JPM	JPMorgan Securities LLC

Currencies:
EUR	Euro
USD	United States Dollar

Country Weightings†
United States	87%
United Kingdom	6
Ireland	4
Canada	2
Australia	1

Total Investments	100%

† % of total investments as of September 30, 2018

See Notes to Schedule of Investments.

VIRTUS SEIX CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

Forward foreign currency exchange contracts as of September 30, 2018 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation		Unrealized (Depreciation)
USD	22	EUR	19	JPM	10/18/18	$—	(1)	$—

Total						$—	(1)	$—

Footnote Legend:

(1)	Amount is less than $500.

Over-the-counter credit default swaps—buy protection(1) outstanding as of September 30, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Intesa Sanpaolo S.p.A.	QTR	JPM	1.000%	12/20/23	(700) EUR	$26	$24	$2	$—

Total						$26	$24	$2	$—

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 2 Other Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$16,078	$16,078
Equity Securities:
Preferred Stock	196	196
Other Financial Instruments:
Forward Foreign Currency Exchange Contract	—(1)	—(1)
Over-the-Counter Credit Default Swap	26	26

Total Investments	$16,300	$16,300

(1)	Amount is less than $500.

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

ASSET-BACKED SECURITIES—0.1%
Collateralized Loan Obligations—0.1%
Dryden 37 Senior Loan Fund 2015-37A, FR (3 month LIBOR + 7.480%) 144A 9.819%, 1/15/31(1)(2)	$ 3,000	$ 2,879
GREYWOLF CLO VII Ltd. 2018-2A, C (3 month LIBOR + 3.250%) 144A 0.000%, 10/20/31(1)(2)	2,000	1,999
2018-2A, D (3 month LIBOR + 5.930%) 144A 0.000%, 10/20/31(1)(2)	1,000	995

		5,873

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,934)		5,873

CORPORATE BONDS AND NOTES—4.0%
Consumer Discretionary—0.3%
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	1,000	948
Cequel Communications Holdings I LLC 144A 7.750%, 7/15/25(1)	7,000	7,455
DISH DBS Corp. 7.750%, 7/1/26	3,000	2,843
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,650	1,691
MGM Resorts International 7.750%, 3/15/22	5,019	5,502
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	1,300	1,404

		19,843

Consumer Staples—0.1%
US Foods, Inc. 144A 5.875%, 6/15/24(1)	8,000	8,040

Energy—0.7%
California Resources Corp. 144A 8.000%, 12/15/22(1)	5,000	4,769
Chesapeake Energy Corp.
7.000%, 10/1/24	3,000	3,000
8.000%, 1/15/25	3,000	3,096
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(3)	28,615	28,042
Rowan Cos., Inc. 4.875%, 6/1/22	9,919	9,535

		48,442

Financials—0.6%
Ally Financial, Inc. 7.500%, 9/15/20	6,000	6,417
Altice Finco SA 144A 8.125%, 1/15/24(1)	2,900	2,940
Ditech Holding Corp. PIK Interest Capitalization 9.000%, 12/31/24(4)	1,868	1,495
Motors Liquidation Co. Escrow
8.375%, 7/15/33(5)	10,000	—
7.200%, 1/15/49(5)	10,000	—
Nationstar Mortgage Holdings, Inc. 144A 8.125%, 7/15/23(1)	2,000	2,095

	Par Value	Value

Financials—continued
Navient Corp. 8.000%, 3/25/20	$10,000	$10,570
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	10,004	9,689
VFH Parent LLC 144A 6.750%, 6/15/22(1)	5,000	5,162

		38,368

Health Care—0.3%
Bausch Health Cos., Inc. 144A 7.500%, 7/15/21(1)	5,000	5,094
HCA Healthcare, Inc. 6.250%, 2/15/21	5,000	5,212
Hologic, Inc. 144A 4.625%, 2/1/28(1)	1,000	937
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	10,000	8,903

		20,146

Industrials—0.7%
Bombardier, Inc. 144A 7.750%, 3/15/20(1)	7,000	7,319
CSC Holdings LLC 144A 10.125%, 1/15/23(1)	2,000	2,188
Engility Corp. 8.875%, 9/1/24	22,000	23,925
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(1)	5,000	4,794
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	5,000	5,354

		43,580

Information Technology—0.2%
Alliance Data Systems Corp. 144A 5.875%, 11/1/21(1)	5,000	5,100
Dell International LLC 144A 7.125%, 6/15/24(1)	8,000	8,593

		13,693

Materials—0.1%
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,000	5,088

Real Estate—0.4%
iStar, Inc.
5.000%, 7/1/19	3,228	3,233
4.625%, 9/15/20	600	599
6.500%, 7/1/21	1,400	1,431
6.000%, 4/1/22	10,000	10,075
Realogy Group LLC 144A 5.250%, 12/1/21(1)	5,000	5,025
Starwood Property Trust, Inc. 5.000%, 12/15/21	5,250	5,289

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Real Estate—continued
VICI Properties 1 LLC 8.000%, 10/15/23	$ 2,317	$ 2,558

		28,210

Telecommunication Services—0.4%
Altice Luxembourg SA
144A 7.750%, 5/15/22(1)	3,000	2,920
144A 7.625%, 2/15/25(1)	3,000	2,719
Intelsat Connect Finance SA 144A 9.500%, 2/15/23(1)	3,000	2,993
Intelsat Jackson Holdings SA
7.250%, 10/15/20	2,300	2,303
144A 9.750%, 7/15/25(1)	10,000	10,587
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	7,000	7,087

		28,609

Utilities—0.2%
Talen Energy Supply LLC
6.500%, 6/1/25	5,000	3,850
144A 9.500%, 7/15/22(1)	4,475	4,453
144A 10.500%, 1/15/26(1)	3,000	2,715

		11,018

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $263,156)		265,037

LEVERAGED LOANS(2) —92.3%
Aerospace—2.7%
Air Canada (1 month LIBOR + 2.000%) 4.242%, 10/6/23	10,240	10,266
American Airlines, Inc.
2017 (1 month LIBOR + 2.000%) 4.133%, 10/10/21	6,497	6,496
2017, Tranche B (1 month LIBOR + 2.000%) 4.242%, 4/28/23	11,686	11,619
2017, Tranche B (1 month LIBOR + 2.000%) 4.158%, 12/14/23	17,339	17,234
2018 (1 month LIBOR + 1.750%) 3.980%, 6/27/25	6,575	6,445
Engility Corp.
Tranche B-1 (1 month LIBOR + 2.250%) 4.492%, 8/12/20	9,650	9,642
Tranche B-2 (1 month LIBOR + 2.750%) 0.000%, 8/14/23(6)	25,694	25,752
MB Aerospace Holdings II Corp. First Lien (1 month LIBOR + 3.500%) 5.742%, 1/22/25	2,060	2,070
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%) 5.990%, 7/7/22	28,979	29,111
Transdigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 0.000%, 5/30/25(6)	23,666	23,726
2018, Tranche F (1 month LIBOR + 2.500%) 4.742%, 6/9/23	18,418	18,481
WP CPP Holdings LLC
First Lien (3 month LIBOR + 3.750%) 6.207%, 4/30/25	14,238	14,327

	Par Value	Value
Aerospace—continued
Second Lien (3 month LIBOR + 7.750%) 0.000%, 4/30/26(6)	$ 4,635	$ 4,626

		179,795

Chemicals—5.7%
Albaugh LLC 2017 (1 month LIBOR + 3.500%) 5.742%, 12/23/24	14,624	14,581
Alpha US Bidco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 5.386%, 1/31/24	8,072	8,115
Ashland LLC Tranche B (1 month LIBOR + 1.750%) 3.954%, 5/17/24	2,784	2,788
ASP Chromaflo Intermediate Holdings, Inc. Second Lien (1 month LIBOR + 8.000%) 10.242%, 11/18/24	1,720	1,714
Chemours Co. (The) Tranche B-2 (1 month LIBOR + 1.750%) 4.000%, 4/3/25	8,572	8,577
Consolidated Energy Finance SA (1 month LIBOR + 2.500%) 4.633%, 5/7/25	9,877	9,840
Cyanco Intermediate 2 Corp.
First Lien (1 month LIBOR + 3.250%) 5.492%, 3/16/25	4,527	4,554
Second Lien (1 month LIBOR + 7.500%) 9.742%, 3/16/26	2,355	2,325
Emerald Performance Materials LLC
First Lien (1 month LIBOR + 3.500%) 5.742%, 8/2/21	1,132	1,139
Second Lien (1 month LIBOR + 7.750%) 9.992%, 8/1/22	18,901	18,925
Ferro Corp.
Tranche B-1 (3 month LIBOR + 2.250%) 4.636%, 2/14/24	8,388	8,409
Tranche B-2 (3 month LIBOR + 2.250%) 4.636%, 2/14/24	3,653	3,667
Tranche B-3 (3 month LIBOR + 2.250%) 4.636%, 2/14/24	3,575	3,589
Gemini HDPE LLC 2024 (3 month LIBOR + 2.500%) 4.850%, 8/7/24	21,019	21,124
HB Fuller Co. Tranche B (1 month LIBOR + 2.000%) 0.000%, 10/20/24(6)	26,647	26,611
Ineos Styrolution US Holding LLC 2024 (3 month LIBOR + 2.000%) 4.386%, 3/29/24	7,386	7,377
Ineos US Finance LLC 2024 (1 month LIBOR + 2.000%) 4.242%, 3/31/24	62,810	62,906
Invictus US LLC
First Lien (2 month LIBOR + 3.000%) 5.195%, 3/28/25	2,483	2,496
Second Lien (1 month LIBOR + 6.750%) 8.826%, 3/28/26	845	839
Kraton Polymers LLC (1 month LIBOR + 2.500%) 4.742%, 3/8/25	2,785	2,792
Macdermid, Inc. Tranche B-7 (1 month LIBOR + 2.500%) 4.742%, 6/8/20	7,699	7,726
MacDermid, Inc. Tranche B-6 (1 month LIBOR + 3.000%) 5.242%, 6/7/23	5,485	5,517

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Chemicals—continued
Minerals Technologies, Inc.
2017, Tranche B-1 (3 month LIBOR + 2.250%) 4.510%, 2/14/24	$ 6,894	$ 6,937
Tranche B-2 4.750%, 5/7/21(7)	16,808	16,850
New Arclin US Holding Corp. (3 month LIBOR + 3.500%) 5.886%, 2/14/24	5,834	5,878
Nexeo Solutions LLC Tranche B-1 (3 month LIBOR + 3.250%) 5.597%, 6/9/23	4,963	4,989
Oxea Corp. Tranche B-2 (1 month LIBOR + 3.500%) 5.625%, 10/14/24	5,807	5,840
PQ Corp. Tranche B-1 (1 month LIBOR + 2.500%) 4.742%, 2/8/25	25,573	25,589
Starfruit Finco BV (3 month LIBOR + 3.250%) 0.000%, 9/19/25(6)	32,790	32,915
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 4.242%, 9/6/24	9,061	9,091
Tronox Finance LLC
First Lien (1 month LIBOR + 3.000%) 5.242%, 9/23/24	15,581	15,636
First Lien (1 month LIBOR + 3.000%) 5.242%, 9/23/24	6,752	6,776
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.492%, 7/1/24	4,473	4,481
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 4.000%) 6.277%, 10/28/24	7,210	7,231
Second Lien (3 month LIBOR + 8.250%) 10.592%, 10/27/25	5,775	5,785
Venator Materials LLC (1 month LIBOR + 3.000%) 5.242%, 8/8/24	5,796	5,811

		379,420

Consumer Durables—0.1%
American Bath Group LLC First Lien (3 month LIBOR + 4.250%) 6.636%, 9/30/23	5,617	5,674
Zodiac Pool Holding SA (1 month LIBOR + 2.250%) 4.492%, 7/2/25	2,424	2,435

		8,109

Consumer Non-Durables—0.7%
ABG Intermediate Holdings 2 LLC First Lien (1 month LIBOR + 3.500%) 0.000%, 9/27/24(6)	2,953	2,961
American Greetings Corp. (1 month LIBOR + 4.500%) 6.742%, 4/6/24	6,449	6,473
Coty, Inc.
Tranche A (1 month LIBOR + 1.750%) 3.883%, 4/5/23	14,533	14,243
Tranche B (1 month LIBOR + 2.250%) 4.383%, 4/7/25	873	862
Eastman Kodak Co. (3 month LIBOR + 6.250%) 8.592%, 9/3/19	9,006	8,617
Hercules Achievement, Inc. First Lien (1 month LIBOR + 3.500%) 5.742%, 12/16/24	8,665	8,683

	Par Value	Value
Consumer Non-Durables—continued
HLF Financing S.a.r.l. LLC Tranche B (1 month LIBOR + 3.250%) 5.492%, 8/18/25	$ 3,775	$ 3,806
Recess Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 6.064%, 9/30/24	4,130	4,162

		49,807

Energy—4.4%
Al Midcoast Holdings LLC Tranche B (3 month LIBOR + 5.500%) 7.843%, 8/1/25	14,525	14,543
Apergy Corp. (1 month LIBOR + 2.500%) 4.750%, 5/9/25	10,941	10,996
APR Operating LLC Second Lien (1 month LIBOR + 7.000%) 9.242%, 5/27/24	8,330	8,205
BCP Raptor LLC (1 month LIBOR + 4.250%) 0.000%, 6/24/24(6)	10,049	9,886
BCP Renaissance Parent LLC (3 month LIBOR + 3.500%) 5.842%, 10/31/24	1,350	1,358
Blackbrush Oil & Gas LP (3 month LIBOR + 8.000%) 10.500%, 1/29/24	12,490	12,240
Blackhawk Mining LLC Tranche B-1 (3 month LIBOR + 10.000%) 12.350%, 2/17/22	18,459	15,275
California Resources Corp.
2016 (1 month LIBOR + 10.375%) 0.000%, 12/31/21(6)	13,520	14,979
2017 (1 month LIBOR + 4.750%) 6.962%, 12/31/22	5,840	5,925
Citgo Petroleum Corp. Tranche B (3 month LIBOR + 3.500%) 5.837%, 7/29/21	1,778	1,778
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.640%, 3/6/23	19,962	19,992
EMG Utica LLC (3 month LIBOR + 3.750%) 6.251%, 3/27/20	18,625	18,711
Energy Transfer Equity LP (1 month LIBOR + 2.000%) 4.242%, 2/2/24	24,761	24,777
FTS International, Inc. (1 month LIBOR + 4.750%) 7.172%, 4/16/21	11,494	11,551
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 0.000%, 3/1/24(6)	7,943	7,479
GIP III Stetson I LP (3 month LIBOR + 4.250%) 6.583%, 7/18/25	3,135	3,150
HGIM Corp. (3 month LIBOR + 6.000%) 8.508%, 7/3/23	7,128	7,145
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.136%, 2/28/23	15,920	15,482
Keane Group Holdings LLC (1 month LIBOR + 3.750%) 6.000%, 5/25/25	9,227	9,135
Lotus Midstream LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 9/26/25(6)	2,935	2,942
McDermott International, Inc. (1 month LIBOR + 5.000%) 0.000%, 5/12/25(6)	27,328	27,698

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Energy—continued
Osum Production Corp. (3 month LIBOR + 5.500%) 7.886%, 7/31/20	$6,507	$5,986
Riverstone Utopia Member LLC (1 month LIBOR + 4.250%) 6.415%, 10/17/24	3,775	3,775
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.386%, 2/21/21	17,693	16,768
Sheridan Investment Partners II LP (3 month LIBOR + 3.500%) 5.820%, 12/16/20	6,082	5,514
Sheridan Production Partners II-A LP (3 month LIBOR + 3.500%) 5.820%, 12/16/20	846	767
Sheridan Production Partners II-M LP (3 month LIBOR + 3.500%) 5.820%, 12/16/20	315	286
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.600%, 9/27/24	7,465	7,515
Woodford Express LLC (1 month LIBOR + 5.000%) 7.242%, 1/27/25	8,288	8,242

		292,100

Financial—7.5%
Acrisure LLC 2018-1, First Lien (1 month LIBOR + 3.750%) 5.992%, 11/22/23	2,494	2,498
Advisor Group, Inc. (1 month LIBOR + 3.750%) 5.908%, 8/15/25	9,000	9,052
Alera Group Intermediate Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 6.742%, 8/1/25	2,459	2,490
Alliant Holdings Intermediate LLC 2018 (1 month LIBOR + 3.000%) 5.148%, 5/9/25	1,995	2,001
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 0.000%, 4/3/24(6)	20,399	20,382
AmWINS Group, Inc. First Lien (1 month LIBOR + 2.750%) 4.931%, 1/25/24	1,965	1,972
Aretec Group, Inc.
Second Lien (3 month PRIME + 4.500%) 9.500%, 5/24/21	25,280	25,343
Tranche B-1 (3 month PRIME + 3.250%) 8.500%, 11/23/20	13,513	13,530
ASP MCS Acquisition Corp. (3 month LIBOR + 4.750%) 7.136%, 5/20/24	2,843	2,392
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.742%, 8/4/25	55,590	57,084
Tranche B-4 (1 month LIBOR + 3.000%) 5.242%, 8/4/22	42,101	42,432
Tranche B-6 (1 month LIBOR + 3.000%) 5.242%, 11/3/23	30,892	31,114
Tranche B-7 (1 month LIBOR + 3.000%) 5.242%, 11/3/24	12,484	12,564
Blackhawk Network Holdings, Inc. First Lien (3 month LIBOR + 3.000%) 5.386%, 6/15/25	6,239	6,274

	Par Value	Value
Financial—continued
Cetera Financial Group, Inc.
First Lien (3 month LIBOR + 8.250%) 0.000%, 8/13/25(6	$16,750	$16,876
Second Lien (3 month LIBOR + 4.500%) 0.000%, 8/14/26(6)	6,775	6,758
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.242%, 6/30/22	25,409	23,959
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 5.490%, 12/22/23	4,950	4,984
Financial & Risk US Holdings, Inc. Tranche B (3 month LIBOR + 3.750%) 0.000%, 9/18/25(6)	39,485	39,381
Finco I LLC 2018, Tranche B (1 month LIBOR + 2.000%) 4.242%, 12/27/22	8,490	8,525
Franklin Square Holdings LP (1 month LIBOR + 2.500%) 4.625%, 8/1/25	5,640	5,665
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 6.992%, 2/23/22	11,147	11,231
Greenhill & Co., Inc. First Lien (3 month LIBOR + 3.750%) 6.005%, 10/12/22	5,414	5,448
HUB International Ltd. (3 month LIBOR + 3.000%) 5.335%, 4/25/25	4,958	4,966
Invitation Homes Operating Partnership LP (1 month LIBOR + 1.700%) 3.865%, 2/7/22	31,767	31,132
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.893%, 6/28/23	31,463	31,463
Jane Street Group LLC (1 month LIBOR + 3.750%) 0.000%, 8/25/22(6)	12,696	12,738
Mitchell International, Inc.
First Lien (1 month LIBOR + 3.250%) 5.492%, 11/29/24	5,537	5,524
Second Lien (1 month LIBOR + 7.250%) 9.492%, 12/1/25	1,605	1,602
Navistar Financial Corp. (1 month LIBOR + 3.750%) 6.000%, 7/30/25	7,525	7,553
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.165%, 12/7/20	11,244	11,286
Russell Investments US Institutional Holdco, Inc. (1 month LIBOR + 3.250%) 5.492%, 6/1/23	17,582	17,648
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.242%, 5/1/24	20,532	20,602
VFH Parent LLC Tranche B-2 (3 month LIBOR + 2.750%) 5.089%, 12/30/21	4,048	4,073

		500,542

Food / Tobacco—3.1%
Aramark Services, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 4.084%, 3/11/25	5,181	5,194
BC Unlimited Liability Co. Tranche B-3 (1 month LIBOR + 2.250%) 4.492%, 2/16/24	64,225	64,241
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 0.000%, 3/31/25(6)	6,269	6,269

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Food / Tobacco—continued
Flynn Restaurant Group LP First Lien (1 month LIBOR + 3.500%) 5.742%, 6/27/25	$ 7,072	$7,046
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.862%, 10/30/22	31,431	31,492
K-Mac Holdings Corp.
First Lien (1 month LIBOR + 3.250%) 5.415%, 3/14/25	3,303	3,313
Second Lien (1 month LIBOR + 6.750%) 8.915%, 3/16/26	1,680	1,692
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.242%, 8/16/23	7,807	7,811
NPC International, Inc.
First Lien (1 month LIBOR + 3.500%) 5.576%, 4/19/24	3,510	3,521
Second Lien (1 month LIBOR + 7.500%) 9.576%, 4/18/25	1,265	1,275
Panera Bread Co. (1 month LIBOR + 1.750%) 3.938%, 6/13/22	43,005	41,858
Post Holdings, Inc. Tranche A (1 month LIBOR + 2.000%) 4.220%, 5/24/24	17,336	17,332
Tacala Investment Corp.
First Lien (1 month LIBOR + 3.250%) 5.492%, 1/31/25	2,488	2,497
Second Lien (1 month LIBOR + 7.000%) 9.242%, 1/30/26	1,685	1,707
US Foods, Inc. (1 month LIBOR + 2.000%) 4.242%, 6/27/23	10,220	10,255

		205,503

Food and Drug—0.5%
Albertson’s LLC
2017-1, Tranche B-4 (1 month LIBOR + 2.750%) 4.992%, 8/25/21	6,413	6,419
2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 5.381%, 12/21/22	1,755	1,755
2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 5.311%, 6/22/23	21,165	21,158
Supervalu, Inc.
(1 month LIBOR + 3.500%) 5.742%, 6/8/24	943	943
(1 month LIBOR + 3.500%) 5.742%, 6/8/24	566	566

		30,841

Forest Prod / Containers—1.2%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(6)	1,951	1,752
Berry Global, Inc.
Tranche Q (2 month LIBOR + 2.000%) 4.186%, 10/1/22	420	421
Tranche R (3 month LIBOR + 2.000%) 0.000%, 1/19/24(6)	1,671	1,672
Tranche S (2 month LIBOR + 1.750%) 3.936%, 2/8/20	3,334	3,334
BWay Holding Co. (3 month LIBOR + 3.250%) 5.581%, 4/3/24	24,480	24,449
Caraustar Industries, Inc. (3 month LIBOR + 5.500%) 7.886%, 3/14/22	12,229	12,325

	Par Value	Value

Forest Prod / Containers—continued
Crown Americas LLC Tranche B (weekly LIBOR + 2.000%) 4.163%, 4/3/25	$ 5,391	$5,415
Flex Acquisition Co., Inc.
(3 month LIBOR + 3.000%) 5.337%, 12/29/23	7,790	7,781
2018, Tranche B (3 month LIBOR + 3.250%) 5.751%, 6/29/25	2,305	2,310
ProAmpac PG Borrower LLC
First Lien (3 month LIBOR + 3.500%) 0.000%, 11/20/23(6)	11,232	11,266
Second Lien (3 month LIBOR + 8.500%) 10.810%, 11/18/24	200	200
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 4.992%, 2/5/23	11,224	11,271

		82,196

Gaming / Leisure—6.7%
Amaya Gaming Group, Inc. (3 month LIBOR + 3.500%) 5.886%, 7/10/25	17,895	18,053
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 4.098%, 10/19/24	22,170	22,141
Belmond Interfin Ltd. (1 month LIBOR + 2.750%) 4.992%, 7/3/24	8,675	8,675
Bombardier Recreational Products, Inc. Tranche B (1 month LIBOR + 2.000%) 4.240%, 5/23/25	1,915	1,913
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 4.417%, 9/15/23	5,875	5,902
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.992%, 12/23/24	24,718	24,849
CEOC LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 10/6/24(6)	11,753	11,746
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 4.492%, 4/18/24	8,647	8,654
Diamond Resorts International, Inc. Tranche B (1 month LIBOR + 3.750%) 0.000%, 9/2/23(6)	19,443	18,924
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.417%, 4/17/24	7,832	7,865
ESH Hospitality, Inc. (1 month LIBOR + 2.000%) 4.242%, 8/30/23	10,792	10,794
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.242%, 5/9/24	20,436	20,549
Four Seasons Hotels Ltd. (1 month LIBOR + 2.000%) 0.000%, 11/30/23(6)	14,623	14,625
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.386%, 3/13/25	6,344	6,372
GLP Capital LP Tranche C (1 month LIBOR + 1.500%) 3.577%, 4/29/21	32,061	31,700
Golden Entertainment, Inc. Tranche B, First Lien (1 month LIBOR + 3.000%) 5.250%, 10/21/24	5,414	5,428
Greektown Holdings LLC (1 month LIBOR + 2.750%) 4.992%, 4/25/24	10,976	10,976

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Gaming / Leisure—continued
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 0.000%, 3/29/24(6)	$ 4,591	$4,606
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 10/25/23(6)	71,097	71,411
Las Vegas Sands LLC Tranche B (1 month LIBOR + 1.750%) 3.992%, 3/27/25	30,056	30,021
Marriott Ownership Resorts, Inc. (1 month LIBOR + 2.250%) 4.492%, 8/29/25	3,350	3,375
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 4.242%, 3/21/25	13,845	13,856
MGM Resorts International Tranche A (1 month LIBOR + 2.500%) 4.742%, 4/25/21	7,495	7,495
Mohegan Tribal Gaming Authority Tranche B (1 month LIBOR + 4.000%) 0.000%, 10/13/23(6)	7,562	7,124
Penn National Gaming, Inc . First Lien (3 month LIBOR + 2.250%) 0.000%, 8/14/25(6)	8,370	8,412
Playa Resorts Holding BV (1 month LIBOR + 2.750%) 4.990%, 4/29/24	7,747	7,685
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.018%, 8/14/24	7,910	7,895
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.750%, 6/8/23	9,095	9,128
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.500%, 8/18/23	7,410	7,449
VICI Properties 1 LLC Tranche B (1 month LIBOR + 2.000%) 4.212%, 12/20/24	31,561	31,601
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 3.992%, 5/30/25	7,040	7,059

		446,283

Healthcare—8.1%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.742%, 6/30/25	9,227	9,315
Amneal Pharmaceuticals LLC (3 month LIBOR + 3.500%) 0.000%, 5/4/25(6)	3,347	3,375
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%) 4.992%, 3/1/24	55,471	55,635
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 5.292%, 6/7/23	10,055	10,112
CHS/Community Health Systems, Inc. 2021, Tranche H (3 month LIBOR + 3.250%) 0.000%, 1/27/21(6)	11,545	11,387
Concentra, Inc. Tranche B-1, First Lien (1 month LIBOR + 2.750%) 4.860%, 6/1/22	5,621	5,654
Convatec, Inc. Tranche B (3 month LIBOR + 2.250%) 4.636%, 10/31/23	6,721	6,758

	Par Value	Value
Healthcare—continued
CPI Holdco LLC First Lien (3 month LIBOR + 3.500%) 5.886%, 3/21/24	$ 3,546	$3,549
Diplomat Pharmacy, Inc. Tranche B (1 month LIBOR + 4.500%) 6.750%, 12/20/24	1,361	1,367
Endo Luxembourg Finance Co. I S.a.r.l. (1 month LIBOR + 4.250%) 0.000%, 4/29/24(6)	17,928	18,036
Envision Healthcare Corp. (1 month LIBOR + 3.000%) 5.250%, 12/1/23	8,655	8,649
Envision Healthcare Corporation (3 month LIBOR + 3.750%) 0.000%, 9/28/25(6)	37,740	37,504
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.136%, 5/2/23	5,158	5,189
Gentiva Health Services, Inc.
First Lien (1 month LIBOR + 3.750%) 6.000%, 7/2/25	9,691	9,800
Second Lien (2 month LIBOR + 7.000%) 9.337%, 7/2/26	2,110	2,163
Greatbatch Ltd.
Tranche A (1 month LIBOR + 2.500%) 4.740%, 10/27/21	4,252	4,247
Tranche B (1 month LIBOR + 3.000%) 5.140%, 10/27/22	12,592	12,664
Grifols Worldwide Operations USA, Inc. Tranche B (weekly LIBOR + 2.250%) 4.417%, 1/31/25	38,281	38,474
HCA, Inc.
Tranche B-10 (1 month LIBOR + 2.000%) 4.242%, 3/13/25	25,409	25,586
Tranche B-11 (1 month LIBOR + 1.750%) 3.992%, 3/18/23	3,119	3,142
Indivior Finance LLC 2017 (3 month LIBOR + 4.500%) 6.850%, 12/19/22	14,647	14,537
Innoviva, Inc. (3 month LIBOR + 4.500%) 6.812%, 8/18/22	528	528
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.334%, 3/7/24	2,162	2,168
Tranche B-2 (3 month LIBOR + 2.000%) 4.334%, 1/17/25	7,307	7,330
Tranche B-3 (3 month LIBOR + 1.750%) 0.000%, 6/11/25(6)	17,297	17,282
Kindred Healthcare, Inc. (1 month LIBOR + 5.000%) 7.250%, 7/2/25	14,175	14,210
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%) 5.636%, 2/2/24	1,158	1,164
Lannett Co., Inc. Tranche A (1 month LIBOR + 4.750%) 6.992%, 11/25/20	23,455	22,118
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%) 5.136%, 6/7/23	16,025	16,054
Owens & Minor, Inc. Tranche B (1 month LIBOR + 4.500%) 6.604%, 5/2/25	10,985	10,353
PharMerica Corp.
First Lien (1 month LIBOR + 3.500%) 5.648%, 12/6/24	2,089	2,103
Second Lien (1 month LIBOR + 7.750%) 9.898%, 12/5/25	1,695	1,687

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Healthcare—continued
RPI Finance Trust
Tranche A-4 (3 month LIBOR + 1.500%) 3.886%, 5/4/22	$14,426	$14,426
Tranche B-6 (3 month LIBOR + 2.000%) 4.386%, 3/27/23	44,269	44,403
Sound Inpatient Physicians Holdings LLC
First Lien (1 month LIBOR + 3.000%) 5.242%, 6/27/25	3,327	3,350
Second Lien (1 month LIBOR + 6.750%) 8.992%, 6/26/26	840	841
Surgery Center Holdings, Inc. (3 month LIBOR + 3.250%) 5.570%, 9/2/24	8,286	8,283
Syneos Health, Inc.
Tranche A (1 month LIBOR + 1.500%) 3.742%, 8/1/22	23,279	23,157
Tranche B (1 month LIBOR + 2.000%) 4.242%, 8/1/24	10,152	10,165
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 4.992%, 2/6/24	16,014	15,533
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 3.000%) 5.104%, 6/2/25	24,924	25,042
Zotec Partners LLC (1 month LIBOR + 5.000%) 7.170%, 2/14/24(3)	9,059	9,059

		536,399

Housing—3.2%
American Builders & Contractors Supply Co., Inc.
Tranche B-2 (1 month LIBOR + 2.000%) 4.242%, 10/31/23	13,758	13,712
Canam Steel Corp. (1 month LIBOR + 5.000%) 7.242%, 7/1/24	12,290	12,351
Capital Automotive LP 2017, Tranche B-2 (1 month LIBOR + 2.500%) 0.000%, 3/25/24(6)	28,486	28,521
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.250%, 3/24/25	37,441	38,190
DTZ US Borrower LLC (1 month LIBOR + 3.250%) 5.492%, 8/21/25	22,610	22,695
GGP, Inc. Tranche B (1 month LIBOR + 2.500%) 4.742%, 8/27/25	67,010	66,689
Installed Building Products, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 4.742%, 4/15/25	7,688	7,688
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 4.992%, 11/15/23	2,736	2,741
Realogy Group LLC 2025 (1 month LIBOR + 2.250%) 4.398%, 2/7/25	3,313	3,319
Tranche A (1 month LIBOR + 2.250%) 4.398%, 2/8/23	8,201	8,196

	Par Value	Value
Housing—continued
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 4.242%, 11/21/24	$7,128	$7,138

		211,240

Information Technology—7.2%
Almonde, Inc.
First Lien (3 month LIBOR + 3.500%) 5.886%, 6/13/24	10,616	10,619
Second Lien (3 month LIBOR + 7.250%) 9.636%, 6/13/25	2,540	2,513
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 5.386%, 9/19/24	4,144	4,165
ARRIS Group, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.492%, 4/26/24	8,669	8,674
Autodata, Inc. First Lien (1 month LIBOR + 3.250%) 5.492%, 12/13/24	3,945	3,960
Avaya, Inc. 2018 (1 month LIBOR + 4.250%) 6.408%, 12/15/24	22,993	23,180
Barracuda Networks, Inc.
First Lien (1 month LIBOR + 3.250%) 5.408%, 2/12/25	4,409	4,416
Second Lien (1 month LIBOR + 7.250%) 9.408%, 1/9/26	835	842
Blackboard, Inc. Tranche B-4 (3 month LIBOR + 5.000%) 7.333%, 6/30/21	4,749	4,569
Ciena Corp. 2018 (3 month LIBOR + 2.000%) 0.000%, 9/19/25(6)	4,195	4,211
Cologix Holdings, Inc.
First Lien (1 month LIBOR + 3.000%) 5.242%, 3/20/24	3,117	3,108
Second Lien (1 month LIBOR + 7.000%) 9.242%, 3/20/25	800	805
Cypress Intermediate Holdings III, Inc. First Lien (1 month LIBOR + 3.000%) 5.250%, 4/29/24	6,592	6,616
Dell International LLC
Tranche A-2 (1 month LIBOR + 1.750%) 4.000%, 9/7/21	9,872	9,874
Tranche A-3 (1 month LIBOR + 1.500%) 3.750%, 12/31/18	7,303	7,305
Tranche B (1 month LIBOR + 2.000%) 4.250%, 9/7/23	57,132	57,246
DigiCert Holdings, Inc.
First Lien (1 month LIBOR + 4.750%) 6.242%, 10/31/24	7,373	7,383
Second Lien (1 month LIBOR + 8.000%) 10.242%, 10/31/25	4,240	4,219
Dynatrace LLC (1 month LIBOR + 3.250%) 5.474%, 8/25/25	7,125	7,164
EAB Global, Inc. First Lien (3 month LIBOR + 3.750%) 7.127%, 11/17/24	6,224	6,115
ECI Macola First Lien (3 month LIBOR + 4.250%) 6.636%, 9/27/24	3,321	3,350
EIG Investors Corp. 2018 (3 month LIBOR + 3.750%) 6.061%, 2/9/23	12,588	12,678
Ensono LP First Lien (1 month LIBOR + 5.250%) 7.492%, 6/27/25	4,973	5,018

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Information Technology—continued
Gartner, Inc. Tranche A (1 month LIBOR + 1.750%) 3.992%, 3/21/22	$5,494	$5,515
Gigamon, Inc. First Lien (3 month LIBOR + 4.500%) 6.886%, 12/27/24	5,305	5,331
Help Systems Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.992%, 3/28/25	9,541	9,589
Internap Corp. (1 month LIBOR + 5.750%) 7.900%, 4/6/22	6,276	6,297
IPC Corp. Tranche B-1, First Lien (3 month LIBOR + 4.500%) 6.850%, 8/6/21	1,507	1,467
Iron Mountain Information Management LLC Tranche B (1 month LIBOR + 1.750%) 3.992%, 1/2/26	8,343	8,252
Ivanti Software, Inc. First Lien (1 month LIBOR + 4.250%) 6.330%, 1/20/24	4,714	4,747
KeyW Corp. (The) First Lien (1 month LIBOR + 4.500%) 6.633%, 5/3/24	2,374	2,382
Leidos Innovations Corp. Tranche B (1 month LIBOR + 1.750%) 4.000%, 8/22/25	5,978	6,001
Lionbridge Technologies, Inc. First Lien (1 month LIBOR + 5.500%) 7.742%, 2/6/24	4,928	4,931
MA Financeco LLC
Tranche B-2 (1 month LIBOR + 2.250%) 0.000%, 11/19/21(6)	3,352	3,335
Tranche B-3 (1 month LIBOR + 2.500%) 4.742%, 6/21/24	2,666	2,657
Mavenir Systems, Inc. (1 month LIBOR + 6.000%) 8.140%, 5/8/25	9,112	9,112
MaxLinear, Inc. Tranche B Loan (1 month LIBOR + 2.500%) 4.658%, 5/12/24(3)	2,998	2,994
McAfee LLC (1 month LIBOR + 4.500%) 6.742%, 9/30/24	15,778	15,899
Microchip Technology, Inc. (1 month LIBOR + 2.000%) 4.250%, 5/29/25	5,316	5,317
Peak 10 Holding Corp.
First Lien (3 month LIBOR + 3.500%) 5.886%, 8/1/24	9,612	9,500
Second Lien (3 month LIBOR + 7.250%) 9.593%, 8/1/25	1,620	1,571
Presidio LLC (3 month LIBOR + 2.750%) 0.000%, 2/2/24(6)	9,082	9,097
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.348%, 11/3/23	15,565	15,347
RP Crown Parent LLC (1 month LIBOR + 2.750%) 4.992%, 10/12/23	2,854	2,865
Sahara Parent, Inc. First Lien (1 month LIBOR + 5.000%) 7.261%, 8/16/24	3,316	3,315
Salient CRGT, Inc. (1 month LIBOR + 5.750%) 7.992%, 2/28/22	7,939	8,018
SCS Holdings I, Inc. Tranche B, First Lien (1 month LIBOR + 4.250%) 6.492%, 10/30/22	6,905	6,931
Seattle Escrow Borrower LLC (1 month LIBOR + 2.500%) 4.742%, 6/21/24	18,007	17,947

	Par Value	Value
Information Technology—continued
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 3.000%) 0.000%, 2/5/24(6)	$10,874	$10,935
Solera LLC (1 month LIBOR + 2.750%) 4.992%, 3/3/23	10,815	10,835
SS&C Technologies, Inc. 2017, Trance B-1 (1 month LIBOR + 2.250%) 4.492%, 7/8/22	2,611	2,622
Tranche B-3 (1 month LIBOR + 2.250%) 4.492%, 4/16/25	12,258	12,265
Tranche B-4 (1 month LIBOR + 2.250%) 4.492%, 4/16/25	4,758	4,761
Tranche B-5 (3 month LIBOR + 2.000%) 0.000%, 4/16/25(6)	4,605	4,606
SuperMoose Borrower LLC First Lien (1 month LIBOR + 3.750%) 5.992%, 8/29/25	7,535	7,574
Symantec Corp.
Tranche A-2 (1 month LIBOR + 1.500%) 3.688%, 8/1/19	11,585	11,532
Tranche A-5 (1 month LIBOR + 1.750%) 3.920%, 8/1/21	7,096	7,054
TierPoint LLC First Lien (1 month LIBOR + 3.750%) 5.992%, 5/6/24	6,236	6,160
TTM Technologies, Inc. Tranche B (1 month LIBOR + 2.500%) 4.604%, 9/30/24	6,361	6,379
VeriFone Systems, Inc. First Lien (3 month LIBOR + 4.000%) 6.322%, 8/20/25	2,715	2,731
Vertiv Group Corp. Tranche B (3 month LIBOR + 4.000%) 6.313%, 11/30/23	13,503	13,548
Web.com Group, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 0.000%, 9/17/25(6)	2,935	2,952
Western Digital Corp. Tranche B-4 (1 month LIBOR + 1.750%) 3.992%, 4/29/23	8,241	8,249

		478,650

Manufacturing—1.6%
Big River Steel LLC (3 month LIBOR + 5.000%) 7.386%, 8/15/23	9,078	9,203
Brand Energy & Infrastructure Services, Inc. (3 month LIBOR + 4.250%) 6.605%, 6/21/24	9,119	9,173
Bright Bidco BV 2018, Tranche B (3 month LIBOR + 3.500%) 5.790%, 6/30/24	13,941	13,772
Clark Equipment Co. Tranche B (3 month LIBOR + 2.000%) 4.338%, 5/18/24	6,429	6,438
Columbus McKinnon Corp. Tranche B-2 (3 month LIBOR + 2.500%) 4.886%, 1/31/24	957	958
Dynacast International LLC Tranche B-1, First Lien (3 month LIBOR + 3.250%) 5.636%, 1/28/22	7,306	7,320
Excelitas Technologies Corp.
First Lien (3 month LIBOR + 3.500%) 5.886%, 12/2/24	2,485	2,501

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Manufacturing—continued
Second Lien (3 month LIBOR + 7.500%) 9.967%, 12/1/25	$1,260	$1,275
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 4.992%, 4/1/24	23,056	23,186
Harsco Corp. Tranche B-2 (1 month LIBOR + 2.250%) 4.500%, 12/6/24	828	831
Milacron LLC Tranche B (1 month LIBOR + 2.500%) 4.576%, 9/28/23	3,220	3,220
Southwire Co. LLC (1 month LIBOR + 2.000%) 4.158%, 5/15/25	3,322	3,332
TecoStar Holdings, Inc. 2017, First Lien (1 month LIBOR + 3.500%) 5.620%, 5/1/24	7,969	7,992
Unifrax I LLC 2017 (3 month LIBOR + 3.500%) 5.886%, 4/4/24	11,022	11,098
Second Lien (3 month LIBOR + 7.500%) 9.886%, 11/3/25	4,230	4,272
Utex Industries, Inc. First Lien (1 month LIBOR + 4.000%) 6.242%, 5/21/21	3,243	3,209

		107,780

Media / Telecom - Broadcasting—1.2%
CBS Radio, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 4.962%, 11/18/24	11,962	11,856
Mission Broadcasting, Inc. Tranche B-2 (1 month LIBOR + 2.500%) 4.604%, 1/17/24	2,171	2,180
Nexstar Broadcasting, Inc.
Tranche A-2 (3 month LIBOR + 2.500%) 0.000%, 7/19/22(6)	4,837	4,824
Tranche B-2 (1 month LIBOR + 2.500%) 4.604%, 1/17/24	15,483	15,546
Quincy Newspapers, Inc. Tranche B (3 month PRIME + 2.000%) 6.250%, 11/2/22	3,874	3,880
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.500%, 1/3/24	445	446
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 5.242%, 12/27/20	1,037	1,042
Tranche C (1 month LIBOR + 3.000%) 5.242%, 1/27/24	12,932	12,964
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 4.992%, 3/15/24	26,809	26,051
WXXA-TV LLC Tranche A-2 (3 month LIBOR + 2.000%) 0.000%, 7/19/22(6)	163	163

		78,952

Media / Telecom - Cable/Wireless Video—8.0%
Altice US Finance I Corp. 2017 (1 month LIBOR + 2.250%) 4.492%, 7/28/25	22,988	22,959
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.250%, 4/30/25	74,656	74,749

	Par Value	Value
Media / Telecom - Cable/Wireless Video—continued
Cogeco Communications (USA) II LP Tranche B (1 month LIBOR + 2.375%) 4.617%, 1/3/25	$24,174	$24,165
Coral US Co-Borrower LLC Tranche B-4 (1 month LIBOR + 3.250%) 5.492%, 2/2/26	39,340	39,493
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 4.408%, 7/17/25	15,454	15,448
2018 (1 month LIBOR + 2.500%) 4.658%, 1/25/26	5,805	5,822
Intelsat Jackson Holdings SA
Tranche B-3 (1 month LIBOR + 3.750%) 0.000%, 11/27/23(6)	26,330	26,421
Tranche B-4 (1 month LIBOR + 4.500%) 6.730%, 1/2/24	2,980	3,127
Tranche B-5 6.625%, 1/2/24(7)	8,215	8,550
Liberty Cablevision of Puerto Rico LLC
Second Lien (3 month LIBOR + 6.750%) 9.089%, 7/7/23	5,140	4,780
Tranche B, First Lien (3 month LIBOR + 3.500%) 5.839%, 1/7/22	19,931	19,570
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 4.170%, 1/15/25	2,753	2,750
Mediacom Illinois LLC Tranche N (weekly LIBOR + 1.750%) 3.920%, 2/15/24	12,621	12,579
Quebecor Media, Inc. Tranche B-1 (3 month LIBOR + 2.250%) 4.564%, 8/17/20	29,154	29,178
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.242%, 2/1/24	19,161	19,123
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 0.000%, 8/15/26(6)	17,050	16,973
Unitymedia Finance LLC
Tranche D, First Lien (1 month LIBOR + 2.250%) 4.408%, 1/15/26	7,435	7,441
Tranche E (1 month LIBOR + 2.000%) 4.158%, 6/1/23	8,335	8,341
UnityMedia Hessen GmbH & Co. KG Tranche B (1 month LIBOR + 2.250%) 4.408%, 9/30/25	24,955	24,974
UPC Financing Partnership (1 month LIBOR + 2.500%) 4.658%, 1/15/26	19,415	19,398
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 4.658%, 1/15/26	37,345	37,400
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 5.408%, 8/18/23	29,476	28,837
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.658%, 4/15/25	79,360	77,889

		529,967

Media / Telecom - Diversified Media—5.4%
A-L Parent LLC First Lien (1 month LIBOR + 3.250%) 5.500%, 12/1/23	2,471	2,496
Alliance Data Systems Corp. 2017 (1 month LIBOR + 1.750%) 3.992%, 6/14/22	13,239	13,106

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Media / Telecom - Diversified Media—continued
ALM Media LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 6.886%, 7/31/20	$ 4,773	$4,248
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 4.742%, 2/1/24	3,088	3,062
AP NMT Acquisition BV Tranche B, First Lien (3 month LIBOR + 5.750%) 8.087%, 8/13/21	18,050	18,049
Creative Artists Agency LLC (3 month PRIME + 2.000%) 5.856%, 2/15/24	14,143	14,184
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 4.742%, 2/28/25	29,134	29,087
Deluxe Entertainment Services Group, Inc. (3 month LIBOR + 5.500%) 7.842%, 2/28/20	19,628	17,862
Donnelley Financial Solutions, Inc. 2017 (1 month LIBOR + 3.000%) 5.242%, 9/29/23	1,402	1,402
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 7.136%, 11/3/23	113,004	108,343
Lamar Media Corp. Tranche B (1 month LIBOR + 1.750%) 3.938%, 3/14/25	7,428	7,455
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 3.992%, 3/24/25	14,250	14,262
Tranche B (1 month LIBOR + 2.250%) 4.492%, 3/24/25	22,487	22,506
Meredith Corp. (1 month LIBOR + 3.000%) 5.242%, 1/31/25	13,712	13,787
Merrill Communications LLC (3 month LIBOR + 5.250%) 7.592%, 6/1/22	5,520	5,562
MH Sub I LLC
First Lien (1 month LIBOR + 3.750%) 5.915%, 9/13/24	15,768	15,866
Tranche B, Second Lien (1 month LIBOR + 7.500%) 9.665%, 9/15/25	1,695	1,711
Nielsen Finance LLC Tranche B-4 (1 month LIBOR + 2.000%) 4.133%, 10/4/23	5,987	5,976
Rovi Solutions Corp. Tranche B (1 month LIBOR + 2.500%) 4.750%, 7/2/21	6,460	6,456
William Morris Endeavor Entertainment LLC Tranche
B-1 (1 month LIBOR + 2.750%) 5.000%, 5/18/25	54,414	54,278

		359,698

Media / Telecom - Telecommunications—5.3%
Altice Financing SA
2017 (1 month LIBOR + 2.750%) 4.908%, 7/15/25	11,262	11,034
2017 (1 month LIBOR + 2.750%) 4.908%, 1/31/26	13,111	12,800
C1 Holdings Corp. (1 month LIBOR + 3.750%) 5.992%, 4/10/25	5,372	5,412
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 0.000%, 1/31/25(6)	85,240	84,622

	Par Value	Value
Media / Telecom - Telecommunications—continued
Colorado Buyer, Inc.
First Lien (1 month LIBOR + 3.000%) 5.110%, 5/1/24	$ 4,275	$4,280
Second Lien (1 month LIBOR + 7.250%) 9.360%, 5/1/25	2,400	2,398
Gannett Co., Inc.
(1 month LIBOR + 2.000%) 2.290%, 6/29/20(3)	1,700	1,666
(1 month LIBOR + 2.000%) 2.290%, 6/29/20(3)(8)	3,300	3,234
Hargray Communications Group, Inc. (1 month LIBOR + 3.000%) 5.242%, 5/16/24	3,130	3,134
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.432%, 2/22/24	79,125	79,334
Neustar, Inc.
Second Lien (1 month LIBOR + 8.000%) 10.242%, 8/8/25	2,749	2,729
Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.742%, 8/8/24	8,992	9,000
New LightSquared LLC
(3 month LIBOR + 8.750%) 0.000%, 6/15/20(6)	11,797	8,978
Second Lien (3 month LIBOR + 12.500%) 0.000%, 12/7/20(6)	4,793	1,240
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 4.992%, 7/31/25	34,809	33,939
Tranche B-12 (3 month LIBOR + 3.688%) 5.846%, 1/31/26	26,052	25,707
Tranche B-13 (1 month LIBOR + 4.000%) 0.000%, 8/14/26(6)	22,960	22,759
West Corp.
Tranche B (1 month LIBOR + 4.000%) 6.242%, 10/10/24	14,227	14,175
Tranche B-1 (1 month LIBOR + 3.500%) 5.742%, 10/10/24	5,791	5,736
Zacapa LLC (3 month LIBOR + 5.000%) 7.386%, 7/2/25	9,105	9,151
Zayo Group LLC 2017, Tranche B-2 (1 month LIBOR + 2.250%) 4.492%, 1/19/24	8,999	9,037

		350,365

Media / Telecom - Wireless Communications—0.3%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 4.750%, 2/2/24	22,611	22,667

Metals / Minerals—2.4%
American Rock Salt Co. LLC 2018 (1 month LIBOR + 3.750%) 5.992%, 3/21/25	4,507	4,536
Atkore International, Inc. First Lien (3 month LIBOR + 2.750%) 5.140%, 12/22/23	24,911	25,012
Atlas Iron Ltd. (1 month LIBOR + 7.330%) 9.572%, 5/6/21	1,884	1,865
CNX Resources Corp. Tranche B (1 month LIBOR + 6.000%) 8.250%, 11/28/22	7,195	7,339

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Metals / Minerals—continued
Contura Energy, Inc. (2 month LIBOR + 5.000%) 7.300%, 3/18/24	$10,512	$10,485
Coronado Curragh LLC
Tranche B (3 month LIBOR + 6.500%) 8.886%, 3/29/25	13,324	13,441
Tranche C (3 month LIBOR + 6.500%) 8.886%, 3/29/25	3,643	3,675
Covia Holdings Corp. (1 month LIBOR + 3.750%) 6.136%, 6/1/25	12,713	11,993
Foresight Energy LLC (1 month LIBOR + 5.750%) 7.992%, 3/28/22	6,384	6,372
Global Brass and Copper, Inc. Tranche B (1 month LIBOR + 2.500%) 4.750%, 5/29/25(3)	4,147	4,163
GrafTech Finance, Inc. (1 month LIBOR + 3.500%) 5.742%, 2/12/25	31,442	31,639
Metallurg, Inc. (1 month LIBOR + 3.000%) 5.242%, 2/1/25	7,081	7,112
Phoenix Services International LLC Tranche B (1 month LIBOR + 3.750%) 5.870%, 3/1/25	2,488	2,509
TMS International Corp. Tranche B-2 (1 month LIBOR + 2.750%) 4.992%, 8/14/24(3)	4,706	4,705
U.S. Silica Co.
(1 month LIBOR + 4.000%) 6.250%, 5/1/25	19,417	18,962
(3 month LIBOR + 0.500%) 0.500%, 5/1/23(8)	2,250	2,127
Zekelman Industries, Inc. (3 month LIBOR + 2.250%) 4.623%, 6/14/21	7,265	7,265

		163,200

Retail—2.2%
Ascena Retail Group, Inc. Tranche B (1 month LIBOR + 4.500%) 6.750%, 8/19/22	7,444	7,191
ASHCO LLC (1 month LIBOR + 5.000%) 7.242%, 9/25/24	13,542	13,672
Belk, Inc. (1 month LIBOR + 4.750%) 6.883%, 12/12/22	8,036	7,021
BJ’s Wholesale Club, Inc. 2018 (1 month LIBOR + 3.000%) 5.148%, 2/5/24	1,000	1,006
CWGS Group LLC (1 month LIBOR + 2.750%) 4.856%, 11/8/23	20,233	19,838
Hudsons Bay Co. Tranche B (1 month LIBOR + 3.250%) 5.492%, 9/30/22	26,730	26,179
J. Crew Group, Inc. (3 month LIBOR + 3.220%) 5.506%, 3/5/21	8,855	8,050
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 6.567%, 6/23/23	16,605	15,226
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 0.000%, 10/25/20(6)	10,414	9,662
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 0.000%, 3/11/22(6)	11,756	10,240
Staples, Inc. (3 month LIBOR + 4.000%) 6.343%, 9/12/24	1,997	1,996

	Par Value	Value
Retail—continued
Toys R Us-Delaware, Inc.
Tranche B-3 (3 month PRIME + 2.750%) 8.000%, 5/25/18(9)	$1,735	$885
Tranche B-4 (3 month PRIME + 7.750%) 13.000%, 4/24/20(9)	19,691	10,272
Toys R Us Property Co. I LLC (1 month LIBOR + 5.000%) 7.242%, 8/21/19(9)	19,785	16,982

		148,220

Service—7.5%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 3.000%) 5.242%, 4/9/25	5,586	5,619
AECOM Tranche B (1 month LIBOR + 1.750%) 3.992%, 2/21/25	8,524	8,537
American Teleconferencing Services Ltd. (3 month LIBOR + 6.500%) 8.795%, 12/8/21	2,196	2,111
Apx Group, Inc. (3 month LIBOR + 5.000%) 7.323%, 4/1/24	4,180	4,159
Ascend Learning LLC (1 month LIBOR + 3.000%) 5.242%, 7/12/24	6,611	6,613
Capri Acquisitions BidCo Ltd. (3 month LIBOR + 3.250%) 5.592%, 11/1/24	4,174	4,157
Carlisle Foodservice Products, Inc.
First Lien (1 month LIBOR + 3.000%) 5.212%, 3/20/25	2,017	2,006
First Lien (3 month LIBOR + 0.000%) 1.000%, 3/20/25(8)	457	455
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 4.742%, 12/7/23	9,297	9,329
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 5.589%, 11/14/22	3,680	3,687
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.000%) 5.242%, 2/3/25	4,979	4,977
Second Lien (1 month LIBOR + 6.750%) 8.992%, 2/1/26	845	849
Edelman Financial Center LLC (The)
First Lien (3 month LIBOR + 3.250%) 5.592%, 7/21/25	15,440	15,559
Second Lien (3 month LIBOR + 6.750%) 9.092%, 7/20/26	1,265	1,290
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 8.834%, 7/12/23	7,142	7,227
First Data Corp.
2022, Tranche D (1 month LIBOR + 2.000%) 0.000%, 7/8/22(6)	52,821	52,899
2024, Tranche A (1 month LIBOR + 2.000%) 4.212%, 4/26/24	40,402	40,430
FleetCor Technologies Operating Co. LLC Tranche B-3,
First Lien (1 month LIBOR + 2.000%) 4.242%, 8/2/24	8,291	8,302
Frontdoor, Inc. (1 month LIBOR + 2.500%) 4.750%, 8/16/25	2,930	2,946
GEO Group, Inc. (1 month LIBOR + 2.000%) 4.250%, 3/22/24	2,064	2,061

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Service—continued
GFL Environmental, Inc.
(3 month LIBOR + 0.000%) 2.750%, 5/30/25(8)	$919	$919
2018 (3 month LIBOR + 2.750%) 5.136%, 5/30/25	7,378	7,381
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.742%, 6/30/24	3,303	3,282
I-Logic Technologies Bidco Ltd. (1 month LIBOR + 4.000%) 6.242%, 12/21/24	3,509	3,491
Inmar, Inc. First Lien (1 month LIBOR + 3.500%) 5.742%, 5/1/24	6,606	6,621
Iqor US, Inc. Tranche B, First Lien (3 month LIBOR + 5.000%) 7.337%, 4/1/21	24,113	22,445
KUEHG Corp. Tranche B-3 (3 month LIBOR + 3.750%) 6.136%, 2/21/25	9,223	9,261
Lakeland Tours LLC (3 month LIBOR + 4.000%) 6.334%, 12/16/24	1,247	1,257
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.742%, 4/26/24	19,821	19,895
Learning Care Group (US) No. 2, Inc. First Lien (1 month LIBOR + 3.250%) 5.446%, 3/13/25	6,912	6,923
Monitronics International, Inc. Tranche B-2 (3 month LIBOR + 5.500%) 7.886%, 9/30/22	1,647	1,604
National Intergovernmental Purchasing Alliance Co.
First Lien (3 month LIBOR + 3.750%) 6.136%, 5/23/25	5,745	5,760
Second Lien (3 month LIBOR + 7.500%) 9.886%, 5/22/26	3,375	3,316
Octavia Holdco, Inc. Tranche B (3 month LIBOR + 2.250%) 4.588%, 3/20/25	2,487	2,486
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.750%) 2.957%, 2/14/25	470	465
First Lien (1 month LIBOR + 2.750%) 2.957%, 2/14/25(8)	1,231	1,218
First Lien (1 month LIBOR + 2.750%) 4.915%, 2/14/25	5,759	5,698
Second Lien (1 month LIBOR + 6.250%) 8.415%, 2/13/26	420	420
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.742%, 1/3/25	12,015	11,970
Pre Paid Legal Services, Inc. First Lien (1 month LIBOR + 3.250%) 5.492%, 5/1/25	927	932
PricewaterhouseCoopers Public Sector LLP (1 month LIBOR + 3.250%) 5.492%, 5/1/25	7,855	7,875
Prime Security Services Borrower LLC 2016-2, Tranche B-1, First Lien (1 month LIBOR + 2.750%) 4.992%, 5/2/22	9,045	9,084
R1 RCM, Inc. (2 month LIBOR + 5.250%) 7.428%, 5/8/25	4,595	4,595
Red Ventures LLC
First Lien (1 month LIBOR + 4.000%) 6.242%, 11/8/24	20,826	21,054

	Par Value	Value
Service—continued
Second Lien (1 month LIBOR + 8.000%) 10.242%, 11/8/25	$10,293	$10,486
Sedgwick Claims Management Services, Inc.
First Lien (1 month LIBOR + 2.750%) 4.992%, 3/1/21	31,103	31,108
Second Lien (3 month LIBOR + 5.750%) 8.027%, 2/28/22	16,515	16,546
SGS Cayman LP (3 month LIBOR + 5.375%) 7.761%, 4/23/21	4,473	4,272
Shutterfly, Inc. (1 month LIBOR + 2.750%) 5.000%, 8/17/24	2,903	2,912
St. George’s University Scholastic Services LLC
(1 month LIBOR + 3.500%) 5.750%, 7/17/25	4,771	4,818
(3 month LIBOR + 3.500%) 3.500%, 7/17/25(8)	1,484	1,499
Sutherland Global Services, Inc. (3 month LIBOR + 5.375%) 7.761%, 4/23/21	19,218	18,353
TKC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.000%, 2/1/23	5,250	5,253
Second Lien (1 month LIBOR + 8.000%) 10.250%, 2/1/24	2,172	2,187
Trans Union LLC
2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.242%, 4/9/23	6,397	6,407
2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.242%, 6/19/25	4,918	4,931
Travelport Finance S.a.r.l. (3 month LIBOR + 2.500%) 4.814%, 3/17/25	4,332	4,332
Ultra Clean Holdings, Inc. Tranche B (3 month LIBOR + 4.500%) 0.000%, 8/27/25(6)	6,080	6,004
USIC Holdings, Inc. Tranche B (1 month LIBOR + 3.250%) 5.492%, 12/8/23	4,546	4,570
Vantiv LLC Tranche B-4 (1 month LIBOR + 1.750%) 3.884%, 8/9/24	9,179	9,188
Ventia Deco LLC 2017, Tranche B (3 month LIBOR + 3.500%) 5.886%, 5/20/22	2,894	2,914
Weight Watchers International, Inc. (3 month LIBOR + 4.750%) 6.975%, 11/29/24	17,763	17,963
Wrangler Buyer LLC 2018 (1 month LIBOR + 2.750%) 4.992%, 9/27/24	3,331	3,348

		498,256

Transportation—Automotive—2.1%
American Axle & Manufacturing, Inc. Tranche B (2 month LIBOR + 2.250%) 4.460%, 4/6/24	19,954	19,943
Autokiniton US Holdings, Inc. Tranche B (1 month LIBOR + 4.000%) 6.212%, 5/22/25	4,988	5,031
CH Hold Corp. First Lien (1 month LIBOR + 3.000%) 5.242%, 2/1/24	7,525	7,569
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 5.742%, 7/24/24	4,978	5,009

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Transportation - Automotive—continued
Federal-Mogul Corp. 2014, Tranche C (1 month LIBOR + 3.750%) 5.870%, 4/15/21	$ 32,825	$32,841
K & N Parent, Inc. (3 month LIBOR + 4.750%) 7.136%, 10/20/23	2,435	2,435
Second Lien (3 month LIBOR + 8.750%) 11.136%, 10/21/24	848	818
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.640%, 11/6/24	9,129	9,175
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 6.242%, 5/22/24	9,294	9,364
Tenneco, Inc. (3 month LIBOR + 2.750%) 0.000%, 6/18/25(6)	20,845	20,858
Tower Automotive Holdings USA LLC (1 month LIBOR + 2.750%) 4.875%, 3/7/24	12,184	12,245
Wabash National Corp. Tranche B-4 (3 month PRIME + 1.250%) 5.460%, 3/18/22	11,361	11,366

		136,654

Transportation - Land Transportation—0.3%
Daseke Companies, Inc. (1 month LIBOR + 5.000%) 0.000%, 2/27/24(6)	9,603	9,657
Savage Enterprises LLC (1 month LIBOR + 4.500%) 6.600%, 8/1/25	12,773	12,943

		22,600

Transportation - Shipping—0.6%
Commercial Barge Line Co. (1 month LIBOR + 8.750%) 10.992%, 11/12/20	7,639	5,858
Hornblower Sub LLC Tranche B, First Lien (3 month LIBOR + 4.500%) 6.886%, 3/28/25	2,681	2,688
International Seaways Operating Corp. (1 month LIBOR + 6.000%) 8.080%, 6/22/22	4,350	4,355
Navios Maritime Midstream Partners LP (3 month LIBOR + 4.500%) 6.840%, 6/18/20	6,160	5,913
Navios Maritime Partners LP (3 month LIBOR + 5.000%) 7.340%, 9/14/20	13,144	13,134
OSG Bulk Ships, Inc. (3 month LIBOR + 4.250%) 6.770%, 8/5/19	7,151	7,075
PS Holdco LLC (1 month LIBOR + 4.750%) 6.992%, 3/13/25	1,675	1,677
REP WWEX Acquisition Parent LLC First Lien (3 month LIBOR + 4.000%) 0.000%, 2/5/24(6)	2,509	2,514

		43,214

Utility—4.3%
AES Corp. 2018 (3 month LIBOR + 1.750%) 4.067%, 5/31/22	17,776	17,773
APLP Holdings LP (1 month LIBOR + 3.000%) 5.242%, 4/13/23	3,391	3,405

	Par Value	Value
Utility—continued
Bronco Midstream Funding LLC (1 month LIBOR + 3.500%) 5.690%, 8/14/23	$ 5,930	$5,949
Brookfield WEC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 5.992%, 7/31/25	21,200	21,454
Second Lien (1 month LIBOR + 6.750%) 8.992%, 7/24/26	1,000	1,016
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 4.742%, 1/15/25	10,836	10,830
Calpine Corp.
2015 (3 month LIBOR + 2.500%) 4.890%, 1/15/23	5,909	5,907
2015 (3 month LIBOR + 2.500%) 4.890%, 1/15/24	5,885	5,884
2016 (3 month LIBOR + 2.500%) 4.890%, 5/31/23	5,142	5,140
Eastern Power LLC Tranche B (1 month LIBOR + 3.750%) 5.992%, 10/2/23	11,925	11,895
Empire Generating Co. LLC
Tranche B (3 month LIBOR + 4.250%) 6.640%, 3/12/21	20,296	16,338
Tranche C (3 month LIBOR + 4.250%) 6.640%, 3/12/21	2,006	1,615
Invenergy Thermal Operating I LLC (3 month LIBOR + 3.500%) 5.811%, 8/28/25	6,682	6,741
Longview Power LLC Tranche B (3 month LIBOR + 6.000%) 8.350%, 4/13/21	7,894	6,838
MRP Generation Holdings LLC (3 month LIBOR + 7.000%) 9.386%, 10/18/22	16,004	15,524
NRG Energy, Inc. (3 month LIBOR + 1.750%) 4.136%, 6/30/23	45,098	45,136
PowerTeam Services LLC First Lien (3 month LIBOR + 3.250%) 5.636%, 3/6/25	8,085	8,075
Summit Midstream Partners Holdings LLC (1 month LIBOR + 6.000%) 8.242%, 5/13/22	13,185	13,358
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 6.242%, 4/13/24	15,124	15,185
Tranche B-1 (1 month LIBOR + 4.000%) 6.242%, 7/17/23	5,886	5,910
Vistra Operations Co. LLC 2016, Tranche B-2 (1 month LIBOR + 2.250%) 4.492%, 12/14/23	8,259	8,276
2018 (1 month LIBOR + 2.000%) 4.200%, 12/31/25	26,135	26,154
Tranche B-1 (1 month LIBOR + 2.000%) 4.242%, 8/4/23	27,905	27,930

		286,333
TOTAL LEVERAGED LOANS (Identified Cost $6,168,667)		6,148,791

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

PREFERRED STOCKS—0.0%
Financials—0.0%
GMAC Capital Trust I Series 2, 8.099%	34,000	$ 894

Energy—0.0%
Templar Energy LLC Class A, 0.000%(3)(10)	8,569	52
TOTAL PREFERRED STOCKS (Identified Cost $908)		946
COMMON STOCKS—0.8%
Consumer Discretionary—0.1%
Caesars Entertainment Corp.(10)	767,654	7,868

Energy—0.1%
Riviera Resources, Inc.(10)	128,202	2,750
Roan Resources, Inc.(10)	128,202	2,288
SandRidge Energy, Inc.(10)	16,109	175
Templar Energy LLC Class A(3)(10)	1,558,573	1,169

		6,382

Financials—0.1%
Aretec Group, Inc.(3)(10)	104,182	10,106

Industrials—0.1%
HGIM Corp.(3)(10)	91,679	4,859

Information Technology—0.4%
Avaya Holdings Corp.(10)	1,099,711	24,348
TOTAL COMMON STOCKS (Identified Cost $86,189)		53,563
RIGHT—0.0%
Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC(3)(10)	410,667	308
TOTAL RIGHT (Identified Cost $554)		308
CONVERTIBLE PREFERRED STOCK—0.0%
Financials—0.0%
Ditech Holding Corp.(3)(10)	742	364
TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $853)		364
TOTAL LONG-TERM INVESTMENTS—97.2% (Identified Cost $6,526,261)		6,474,882
SHORT-TERM INVESTMENT—3.0%
MONEY MARKET MUTUAL FUND—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(11)(12)	204,211,200	204,211
TOTAL SHORT-TERM INVESTMENT (Identified Cost $204,211)		204,211

Shares	Value
TOTAL INVESTMENTS—100.2% (Identified Cost $6,730,472)	$6,679,093
Other assets and liabilities, net—(0.2)%	(16,634)

NET ASSETS—100.0%	$6,662,459

Abbreviations:

LIBOR London Interbank Offered Rate

PIK      Payment-in-Kind Security

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $123,343 or 1.9% of net assets.

(2)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	80% of the income received was in cash and 20% was in PIK.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	This loan will settle after September 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Security is fixed rate.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Non-income producing security.
(11)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(12)	All or a portion segregated as collateral for a delayed delivery transaction.

Country Weightings†
United States	88%
Canada	3
Luxembourg	3
Netherlands	1
France	1
Cayman Islands	1
Australia	1
Other	2
Total Investments	100%
† % of total investments as of September 30, 2018

See Notes to Schedule of Investments.

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$5,873	$—	$5,873	$—
Corporate Bonds And Notes	265,037	—	236,995	28,042
Leveraged Loans	6,148,791	—	6,122,970	25,821
Equity Securities:
Common Stocks	53,563	37,429	—	16,134
Preferred Stocks	946	894	—	52
Right	308	—	—	308
Convertible Preferred Stock	364	—	—	364
Short-Term Investment	204,211	204,211	—	—

Total Investments	$6,679,093	$242,534	$6,365,838	$70,721

Securities held by the Fund with an end of period value of $4,248 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $2,994 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities		Corporate Bonds And Notes		Leveraged Loans	Common Stocks	Preferred Stocks	Right	Convertible Preferred Stock
Investments in Securities
Balance as of December 31, 2017:	$122,806	$3,910		$35,539		$76,342	$6,645	$—	$370	$—
Accrued discount/(premium)	42	2		40		—	—	—	—	—
Realized gain (loss)	165	83		16		67	—	—	—	(1)
Change in unrealized appreciation (depreciation)(c)	6,043	—(d	)	661		305	5,634	(6)	(62)	(489)
Purchases	33,397	—		—		28,630	3,855	58	—	854
Sales(b)	(90,478)	(3,995)		(8,214)		(78,269)	—	—	—	—
Transfers into Level 3(a)	2,994	—		—		2,994	—	—	—	—
Transfers from Level 3(a)	(4,248)	—		—		(4,248)	—	—	—	—

Balance as of September 30, 2018	$70,721	$—		$28,042(e	)	$25,821	$16,134	$52	$308	$364

(a) “Transfers into and/or from” represent the ending value as of September 30, 2018, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”

(b) Includes paydowns on securities.

(c) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2018, was $6,012.

(d) Amount is less than $500.

(e) Includes internally fair valued security currently priced at $0.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —96.3%
California—1.3%
General Obligation—1.3%
California, State of 5.000%, 8/1/36	$870	$1,004

Georgia—89.0%
Electric Revenue—3.8%
Main Street Natural Gas, Inc., Mandatory Put 9/1/23 2.170%, 4/1/48(2)	3,000	2,983

General Obligation—9.5%
Forsyth County School District 5.000%, 2/1/26	250	293
5.000%, 2/1/36	1,475	1,712
5.000%, 2/1/37	1,500	1,733
Georgia, State of 4.000%, 2/1/35	2,000	2,112
Gwinnett County School District 5.000%, 2/1/35	1,500	1,698

		7,548

General Revenue—26.9%
Athens Housing Authority, UGA Real Estate Foundation, Inc. East Campus Housing Phase II LLC Project 5.000%, 6/15/31	1,000	1,137
Atlanta Development Authority,
Senior Lien 5.000%, 7/1/34	1,000	1,117
Senior Lien 5.250%, 7/1/40	2,500	2,806
Fulton County Development Authority,
Georgia Tech Facilities 5.000%, 5/1/39	2,145	2,367
Georgia Tech Facilities 4.000%, 3/1/43	750	760
Robert Woodruff Arts Center, Inc. 5.250%, 3/15/24	1,145	1,161
Robert Woodruff Arts Center, Inc. 5.000%, 3/15/36	2,000	2,187
Gwinnett County Development Authority, Georgia Gwinnett College Student Center Project 5.000%, 7/1/33	500	567
Georgia Gwinnett College Student Housing Project 5.000%, 7/1/30	2,230	2,552
Private Colleges & Universities Authority, Emory University 5.000%, 10/1/38	3,500	3,971
Savannah College of Art and Design Project 5.000%, 4/1/44	2,500	2,659

		21,284

Healthcare Revenue—13.5%
Athens-Clarke County Unified Government Development Authority, Catholic Health East 6.250%, 11/15/32	1,305	1,338
Carroll City-County Hospital Authority, Tanner Medical Center, Inc. Project (Country Guaranteed Insured) 5.000%, 7/1/35	700	775

	Par Value	Value
Georgia—continued
Healthcare Revenue—continued
Tanner Medical Center, Inc. Project (Country Guaranteed Insured) 5.000%, 7/1/41	$3,000	$3,279
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. 5.000%, 11/15/29	2,000	2,063
Greene County Development Authority, Catholic Health East 5.000%, 11/15/37	2,955	3,228

		10,683

Pre-Refunded—3.4%
Metropolitan Atlanta Rapid Transit Authority Third Indenture (Pre-refunded 7/1/22 @ 100) 5.000%, 7/1/30	1,465	1,617
Thomasville Hospital Authority, John D. Archibold Memorial Hospital, Inc. Project (Pre-refunded 11/2/20 @ 100) 5.375%, 11/1/40	1,000	1,066

		2,683

Special Tax Revenue—1.4%
Metropolitan Atlanta Rapid Transit Authority 5.000%, 7/1/34	1,000	1,136

Tax Allocation Revenue—10.1%
Atlanta, City of,
Atlantic Station Project 5.000%, 12/1/23	1,060	1,176
Atlantic Station Project 5.000%, 12/1/24	650	730
Beltline Project 5.000%, 1/1/28	855	974
Beltline Project 5.000%, 1/1/30	1,055	1,192
Beltline Project 5.000%, 1/1/31	1,500	1,687
Eastside Project 5.000%, 1/1/28	1,150	1,292
Eastside Project 5.000%, 1/1/29	300	336
Eastside Project 5.000%, 1/1/30	550	613

		8,000

Transportation Revenue—5.9%
Atlanta, City of, Department of Aviation 5.000%, 1/1/27	1,000	1,120
5.000%, 1/1/32	1,000	1,110
5.000%, 1/1/42	2,235	2,399

		4,629

Water & Sewer Revenue—14.5%
Cartersville, City of 4.000%, 6/1/43	2,000	2,048
Athens-Clarke County Unified Government Water & Sewerage Revenue 5.000%, 1/1/24	1,250	1,417

See Notes to Schedule of Investments.

VIRTUS SEIX GEORGIA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Georgia—continued
Water & Sewer Revenue—continued
Atlanta, City of, Water & Wastewater Revenue 5.000%, 11/1/40	$4,000	$4,427
Fulton County Water & Sewerage Revenue 5.000%, 1/1/26	1,810	1,920
Henry County Water & Sewerage Authority (AMBAC Insured) 6.150%, 2/1/20	1,575	1,629

		11,441

North Carolina—2.3%
General Revenue—2.3%
North Carolina Capital Facilities Finance Agency, High Point University 5.000%, 5/1/32	1,700	1,804

Virginia—3.7%
Transportation Revenue—3.7%
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	2,805	2,957
TOTAL MUNICIPAL BONDS (Identified Cost $75,740)		76,152
TOTAL LONG-TERM INVESTMENTS—96.3% (Identified Cost $75,740)		76,152

	Shares	Value
SHORT-TERM INVESTMENT—2.7%
Money Market Mutual Fund—2.7%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.400%) (3)	2,117,958	$2,118
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,118)		2,118
TOTAL INVESTMENTS—99.0% (Identified Cost $77,858)		78,270
Other assets and liabilities, net—1.0%		788

NET ASSETS—100.0%		$79,058

Abbreviation:

AMBAC American Municipal Bond Assurance Corp.

Footnote Legend:

(1)	At September 30, 2018, 7.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)

Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$76,152	$—	$76,152
Short-Term Investment	2,118	2,118	—

Total Investments	$78,270	$2,118	$76,152

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —91.5%
Alabama—7.4%
Auburn University Revenue 5.000%, 6/1/32	$1,035	$1,217
Birmingham Alabama Special Care Facilities Financing Authority, Children’s Hospital Revenue (AGC Insured) (Pre-refunded 6/1/19 @ 100) 6.000%, 6/1/39	2,000	2,053
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	1,000	1,120
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,112

		5,502

Alaska—2.8%
Matanuska-Susitna Borough,
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	1,270	1,316
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	730	756

		2,072

California—17.4%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,304
California Municipal Finance Authority, Bowles Hall Foundation Revenue 5.000%, 6/1/50	1,750	1,865
California, State of,
General Obligation 5.000%, 9/1/30	1,000	1,083
General Obligation 6.500%, 4/1/33	920	941
General Obligation (Pre-refunded 4/1/19 @ 100) 6.500%, 4/1/33	1,080	1,106
General Obligation 5.000%, 8/1/24	3,500	4,033
California Statewide Communities Development Authority,
John Muir Health Revenue 5.000%, 12/1/53	200	222
John Muir Health Revenue 5.000%, 12/1/57	350	388
San Diego Redevelopment Agency Successor Agency
5.000%, 9/1/28	500	582
5.000%, 9/1/29	405	470

		12,994

District of Columbia—4.3%
District of Columbia General Obligation 5.000%, 6/1/31	1,000	1,157

	Par Value	Value
District of Columbia—continued
District of Columbia Revenue 5.500%, 12/1/30	$2,000	$2,079

		3,236

Georgia—1.8%
Fulton County Development Authority, Georgia Tech Athletic Association Revenue 5.750%, 10/1/36	1,250	1,348

Hawaii—4.5%
Hawaii, State of, Airports System Revenue 5.000%, 7/1/36	3,000	3,356

Idaho—3.4%
Idaho Health Facilities Authority, Saint Luke’s Health System Project Revenue 6.750%, 11/1/37	2,500	2,510

Illinois—7.1%
Cook County,
Sales Tax Revenue 5.250%, 11/15/36	2,000	2,273
Sales Tax Revenue 4.000%, 11/15/37	2,000	2,014
University of Illinois Revenue (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/38	1,000	1,018

		5,305

Maine—3.4%
Maine Turnpike Authority, Toll Highway Revenue (Pre-refunded 7/1/19 @ 100) 6.000%, 7/1/38	2,500	2,575

Maryland—4.7%
Anne Arundel County, General Obligation 5.000%, 10/1/32	3,000	3,504

Missouri—3.8%
Metropolitan St Louis Sewer District Revenue 5.000%, 5/1/36	2,500	2,806

New York—9.9%
Long Island Power Authority Revenue 5.000%, 9/1/47	1,500	1,666
New York, City of, General Obligation 5.000%, 4/1/37	2,000	2,275
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 5/1/32	3,000	3,480

		7,421

North Carolina—4.2%
Charlotte, City of, Water & Sewer System Revenue 1.500%, 7/1/36(2)	3,110	3,110

Ohio—4.9%
Franklin, County, Sales Tax Revenue 5.000%, 6/1/38	1,200	1,383

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Ohio—continued
5.000%, 6/1/48	$2,000	$2,279

		3,662

Oregon—4.5%
Portland, Port of, Airport Revenue
5.000%, 7/1/42	1,000	1,094
5.000%, 7/1/47	1,000	1,107
Salem-Keizer School District No. 24J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/30	1,000	1,185

		3,386

Texas—2.1%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) 5.000%, 8/15/39	1,000	1,089
Harris County Cultural Education Facilities Finance Corp., TECO Project Revenue 4.000%, 11/15/36	500	513

		1,602

Washington—5.3%
Energy Northwest Revenue 5.000%, 7/1/33	2,000	2,306
Seattle, City of, Municipal Light & Power Revenue (BHAC Insured) (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/29	1,635	1,666

		3,972
TOTAL MUNICIPAL BONDS (Identified Cost $68,158)		68,361
TOTAL LONG-TERM INVESTMENTS—91.5% (Identified Cost $68,158)		68,361

	Shares	Value
SHORT-TERM INVESTMENT—7.4%

MONEY MARKET MUTUAL FUND—7.4%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.400%)(3)	5,565,864	$5,566
TOTAL SHORT-TERM INVESTMENT (Identified Cost $ 5,566)		5,566
TOTAL INVESTMENTS—98.9% (Identified Cost $ 73,724)		73,927
Other assets and liabilities, net—1.1%		788

NET ASSETS—100.0%		$74,715

Abbreviations:
AGC	Assured Guaranty Corp.
BHAC	Berkshire Hathaway Assurance Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:

(1)

At September 30, 2018, 10.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.

(2)

Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$68,361	$—	$68,361
Short-Term Investment	5,566	5,566	—

Total Investments	$73,927	$5,566	$68,361

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—86.2%
Consumer Discretionary—16.2%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	$ 1,439	$ 1,425
Boyd Gaming Corp. 6.000%, 8/15/26	1,340	1,350
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	158	167
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	1,785	1,700
CCO Holdings LLC
5.250%, 9/30/22	410	415
5.750%, 9/1/23	505	513
144A 5.750%, 2/15/26(1)	2,785	2,795
144A 5.125%, 5/1/27(1)	1,955	1,854
144A 5.875%, 5/1/27(1)	1,480	1,467
Century Communities, Inc.
6.875%, 5/15/22	1,405	1,437
5.875%, 7/15/25	1,593	1,482
Cequel Communications Holdings I LLC
144A 7.750%, 7/15/25(1)	440	469
144A 7.500%, 4/1/28(1)	245	257
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20	550	551
6.500%, 11/15/22	725	740
Delta Merger Sub, Inc. 144A 6.000%, 9/15/26(1)	660	668
DISH DBS Corp.
5.125%, 5/1/20	920	928
6.750%, 6/1/21	1,070	1,093
7.750%, 7/1/26	2,145	2,032
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	500	514
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,045	1,058
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	565	582
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	695	731
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	690	700
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	925	947
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(1)	495	492
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	820	840
L Brands, Inc. 6.875%, 11/1/35	1,040	879
Lennar Corp.
5.875%, 11/15/24	1,255	1,307
5.000%, 6/15/27	440	429
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,235	1,266
Lithia Motors, Inc. 144A 5.250%, 8/1/25(1)	895	857
Mattel, Inc. 4.350%, 10/1/20	1,825	1,816
Matthews International Corp. 144A 5.250%, 12/1/25(1)	865	837
MGM Resorts International
6.750%, 10/1/20	1,190	1,251
7.750%, 3/15/22	1,305	1,431

	Par Value	Value

Consumer Discretionary—continued
Murphy Oil USA, Inc. 5.625%, 5/1/27	$ 379	$ 376
New Home Co., Inc. (The) 7.250%, 4/1/22	1,075	1,096
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	2,915	2,791
Party City Holdings, Inc. 144A 6.625%, 8/1/26(1)	395	400
Penske Automotive Group, Inc. 5.375%, 12/1/24	915	897
PulteGroup, Inc. 5.500%, 3/1/26	695	692
Sears Holdings Corp. 8.000%, 12/15/19	2,901	638
Shea Homes LP 144A 5.875%, 4/1/23(1)	1,665	1,642
Staples, Inc. 144A 8.500%, 9/15/25(1)	735	690
Stars Group Holdings BV 144A 7.000%, 7/15/26(1)	520	536
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	935	940
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,400	1,316
TRI Pointe Group, Inc.
4.875%, 7/1/21	1,941	1,941
5.875%, 6/15/24	2,105	2,089
5.250%, 6/1/27	1,850	1,651
Viacom, Inc. 6.250%, 2/28/57	1,025	1,008
Weight Watchers International, Inc. 144A 8.625%, 12/1/25(1)	845	913
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,200	1,216
144A 5.500%, 4/15/26(1)	370	367
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(1)	950	892
Ziggo BV 144A 5.500%, 1/15/27(1)	1,540	1,445

		60,816

Consumer Staples—3.8%
Albertsons Cos. LLC 6.625%, 6/15/24	910	875
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,305	2,148
HLF Financing S.a.r.l. LLC 144A 7.250%, 8/15/26(1)	915	930
JBS Investments GmbH 144A 7.250%, 4/3/24(1)	1,085	1,104
JBS USA LUX SA 144A 6.750%, 2/15/28(1)	785	780
New Albertson’s, Inc. 7.450%, 8/1/29	1,540	1,270
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,870	2,762
144A 5.875%, 9/30/27(1)	580	548
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	457	453
144A 8.000%, 7/15/25(1)	825	908
144A 5.750%, 3/1/27(1)	571	561

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Consumer Staples—continued
US Foods, Inc. 144A 5.875%, 6/15/24(1)	$ 1,741	$ 1,750

		14,089

Energy—15.7%
Antero Resources Corp. 5.625%, 6/1/23	200	205
Apergy Corp. 144A 6.375%, 5/1/26(1)	814	836
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	395	392
California Resources Corp. 144A 8.000%, 12/15/22(1)	2,383	2,273
Chaparral Energy, Inc. 144A 8.750%, 7/15/23(1)	355	354
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	1,335	1,462
Chesapeake Energy Corp.
7.000%, 10/1/24	1,365	1,365
8.000%, 1/15/25	2,155	2,224
7.500%, 10/1/26	550	550
8.000%, 6/15/27	2,405	2,452
144A 8.000%, 12/15/22(1)	2,581	2,704
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	785	889
Crestwood Midstream Partners LP 5.750%, 4/1/25	926	946
Denbury Resources, Inc. 144A 9.000%, 5/15/21(1)	670	724
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	945	982
Diamondback Energy, Inc.
5.375%, 5/31/25	1,783	1,823
144A 4.750%, 11/1/24(1)	185	185
Eclipse Resources Corp. 8.875%, 7/15/23	1,255	1,277
Endeavor Energy Resources LP 144A
5.500%, 1/30/26(1)	1,335	1,335
144A 5.750%, 1/30/28(1)	665	665
Ensco plc	2,258	2,275
8.000%, 1/31/24
7.750%, 2/1/26	130	129
5.750%, 10/1/44	1,475	1,103
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	292	286
Hi-Crush Partners LP 144A 9.500%, 8/1/26(1)	565	525
Hornbeck Offshore Services, Inc. 5.875%, 4/1/20	1,557	1,215
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	955	924
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	1,340	1,434
MEG Energy Corp.
144A 7.000%, 3/31/24(1)	595	542
144A 6.500%, 1/15/25(1)	1,280	1,267
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	198
Oceaneering International, Inc. 6.000%, 2/1/28	2,380	2,382
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	925	927

	Par Value	Value
Energy—continued
Petrobras Global Finance BV
8.375%, 5/23/21	$ 1,981	$ 2,155
7.375%, 1/17/27	800	810
Precision Drilling Corp.
6.500%, 12/15/21	674	684
7.750%, 12/15/23	800	846
144A 7.125%, 1/15/26(1)	356	366
Pride International LLC 7.875%, 8/15/40	1,400	1,330
Range Resources Corp.
5.750%, 6/1/21	2,044	2,103
5.875%, 7/1/22	905	921
5.000%, 3/15/23	390	383
Rowan Cos., Inc.
4.875%, 6/1/22	3,345	3,215
5.850%, 1/15/44	1,585	1,221
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)	755	744
SandRidge Energy, Inc. 8.125%, 10/15/22(3)	1,935	—
SESI LLC
7.125%, 12/15/21	1,160	1,176
7.750%, 9/15/24	1,165	1,188
Southwestern Energy Co. 7.500%, 4/1/26	825	864
Sunoco LP 144A 4.875%, 1/15/23(1)	887	878
Tallgrass Energy Partners LP 144A 5.500%, 9/15/24(1)	585	596
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	394	400
Transocean, Inc. 7.500%, 4/15/31	905	862
6.800%, 3/15/38	515	446
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	840	867

		58,905

Financials—12.2%
Ally Financial, Inc. 5.750%, 11/20/25	800	826
Altice Finco SA 144A 8.125%, 1/15/24(1)	530	537
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,423	1,508
Ditech Holding Corp. PIK Interest Capitalization 9.000%, 12/31/24(4)	1,672	1,337
Financial & Risk US Holdings, Inc. 144A 6.250%, 5/15/26(1)	840	840
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,715	3,729
Jefferies Finance LLC 144A 7.375%, 4/1/20(1)	1,235	1,255
KCA Deutag UK Finance plc 144A
7.250%, 5/15/21(1)	555	523
144A 9.875%, 4/1/22(1)	1,560	1,552
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,220	1,147
MGIC Investment Corp. 5.750%, 8/15/23	1,415	1,479
Motors Liquidation Co. Escrow 8.375%, 7/15/33(3)	36,800	—

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Financials—continued
7.200%, 1/15/49(3)	$ 17,182	$—
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	2,095	2,194
144A 9.125%, 7/15/26(1)	2,735	2,865
Nationstar Mortgage LLC
6.500%, 7/1/21	1,806	1,808
6.500%, 6/1/22	827	826
Navient Corp. 8.000%, 3/25/20	2,545	2,690
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	2,840	2,883
Popular, Inc. 7.000%, 7/1/19	715	733
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	1,861	1,861
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,355	3,351
144A 5.250%, 1/15/28(1)	1,245	1,156
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	765	832
Sprint Capital Corp. 8.750%, 3/15/32	975	1,097
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	1,005	869
Teva Pharmaceutical Finance Co. BV 2.950%, 12/18/22	2,505	2,326
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	2,235	2,165
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,210	1,249
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	1,460	1,425
West Corp. 144A 8.500%, 10/15/25(1)	960	881

		45,944

Health Care—6.6%
Bausch Health Cos., Inc.
144A 7.500%, 7/15/21(1)	1,420	1,447
144A 5.500%, 3/1/23(1)	1,545	1,486
144A 9.000%, 12/15/25(1)	2,311	2,487
Centene Corp. 5.625%, 2/15/21	1,425	1,452
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	835	848
DaVita, Inc.
5.750%, 8/15/22	1,405	1,433
5.000%, 5/1/25	3,455	3,316
Envision Healthcare Corp. 5.625%, 7/15/22	1,135	1,167
HCA, Inc.
6.500%, 2/15/20	1,115	1,158
5.250%, 6/15/26	940	967
7.500%, 11/6/33	420	455
7.500%, 11/15/95	455	453
Hologic, Inc. 144A 4.375%, 10/15/25(1)	950	905
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(1)	576	609
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	1,390	1,361

	Par Value	Value
Health Care—continued
Teleflex, Inc. 5.250%, 6/15/24	$ 708	$728
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	1,645	1,464
6.000%, 4/15/24	725	736
6.750%, 3/1/28	375	395
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,460	1,484
144A 5.375%, 8/15/26(1)	595	605

		24,956

Industrials—9.4%
AECOM 5.125%, 3/15/27	1,163	1,134
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	543	546
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,545	1,537
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	585	612
144A 8.750%, 12/1/21(1)	655	724
144A 7.500%, 3/15/25(1)	860	887
BWX Technologies, Inc. 144A 5.375%, 7/15/26(1)	390	391
Cimpress NV 144A 7.000%, 6/15/26(1)	1,367	1,381
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,200	1,313
144A 10.875%, 10/15/25(1)	3,580	4,157
Engility Corp. 8.875%, 9/1/24	1,020	1,109
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(1)	730	726
Grinding Media, Inc. 144A 7.375%, 12/15/23(1)	1,094	1,139
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	1,680	1,665
144A 8.375%, 8/15/22(1)	1,780	1,707
HC2 Holdings, Inc. 144A 11.000%, 12/1/19(1)	1,125	1,131
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	770	814
Hulk Finance Corp. 144A 7.000%, 6/1/26(1)	1,375	1,329
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,135	1,178
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,475	1,431
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	340	364
Navistar International Corp. 144A 6.625%, 11/1/25(1)	885	920
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	723	660
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(1)	415	444
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	850	850
TMS International Corp. 144A 7.250%, 8/15/25(1)	843	849
TransDigm UK Holdings plc 144A 6.875%, 5/15/26(1)	425	436

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Industrials—continued
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	$ 930	$964
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	2,558	2,698
Wabash National Corp. 144A 5.500%, 10/1/25(1)	1,440	1,375
WESCO Distribution, Inc. 5.375%, 6/15/24	720	713

		35,184

Information Technology—3.0%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	3,640	3,713
144A 5.375%, 8/1/22(1)	1,610	1,622
Dell International LLC 144A 7.125%, 6/15/24(1)	2,060	2,212
Dell, Inc. 6.500%, 4/15/38	867	853
First Data Corp. 144A 7.000%, 12/1/23(1)	1,205	1,255
MSCI, Inc. 144A 5.250%, 11/15/24(1)	1,050	1,075
Nuance Communications, Inc. 5.625%, 12/15/26	601	604

		11,334

Materials—3.8%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	855	838
Big River Steel LLC 144A 7.250%, 9/1/25(1)	875	928
Blue Cube Spinco LLC 9.750%, 10/15/23	1,778	2,011
Chemours Co. (The) 7.000%, 5/15/25	1,720	1,824
EnvivaPartnersLP 8.500%, 11/1/21	500	517
First Quantum Minerals Ltd.
144A 7.250%, 5/15/22(1)	730	715
144A 6.500%, 3/1/24(1)	1,155	1,057
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,115	1,084
6.875%, 2/15/23	545	580
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	1,948	1,646
Kaiser Aluminum Corp. 5.875%, 5/15/24	865	884
Starfruit Finco BV 144A 8.000%, 10/1/26(1)	505	512
Summit Materials LLC 8.500%, 4/15/22	1,445	1,535
Valvoline, Inc. 5.500%, 7/15/24	322	323

		14,454

Real Estate—4.3%
CBL & Associates LP 5.250%, 12/1/23	1,626	1,386
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,172	3,133

	Par Value	Value
Real Estate—continued
iStar, Inc.
4.625%, 9/15/20	$ 1,105	$1,102
6.000%, 4/1/22	1,078	1,086
MPT Operating Partnership LP 5.000%, 10/15/27	1,485	1,436
Realogy Group LLC 144A 5.250%, 12/1/21(1)	1,440	1,447
Sabra Health Care LP 5.125%, 8/15/26	1,100	1,076
SBA Communications Corp.
4.000%, 10/1/22	2,026	1,988
4.875%, 9/1/24	920	910
Starwood Property Trust, Inc. 5.000%, 12/15/21	2,513	2,532

		16,096

Telecommunication Services—9.6%
Altice Financing SA 144A 6.625%, 2/15/23(1)	1,970	1,985
Altice France SA 144A 8.125%, 2/1/27(1)	995	1,022
Altice Luxembourg SA 144A 7.750%, 5/15/22(1)	1,775	1,727
CenturyLink, Inc.
5.625%, 4/1/20	470	478
6.750%, 12/1/23	1,855	1,927
7.500%, 4/1/24	675	721
7.650%, 3/15/42	410	366
Cincinnati Bell, Inc.
144A 7.000%, 7/15/24(1)	2,740	2,514
144A 8.000%, 10/15/25(1)	1,864	1,738
Cogent Communications Finance, Inc. 144A 5.625%, 4/15/21(1)	745	749
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	520	528
CSC Holdings LLC 144A 6.625%, 10/15/25(1)	680	717
DKT Finance ApS 144A 9.375%, 6/17/23(1)	240	253
Intelsat Connect Finance SA 144A 9.500%, 2/15/23(1)	5,255	5,242
Intelsat Jackson Holdings SA
144A 9.500%, 9/30/22(1)	410	478
144A 9.750%, 7/15/25(1)	2,325	2,462
Level 3 Financing, Inc. 5.375%, 5/1/25	1,755	1,755
Level 3 Parent LLC 5.750%, 12/1/22	850	860
Qwest Capital Funding, Inc.
6.875%, 7/15/28	385	357
7.750%, 2/15/31	420	390
Sprint Capital Corp. 6.875%, 11/15/28	2,545	2,557
Sprint Communications, Inc.
11.500%, 11/15/21	2,060	2,415
9.250%, 4/15/22	285	323
Sprint Corp. 7.875%, 9/15/23	1,060	1,142
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	1,304	1,320

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Telecommunication Services—continued
UPC Holding BV 144A 5.500%, 1/15/28(1)	$1,925	$1,827

		35,853

Utilities—1.6%
AmeriGas Partners LP 5.750%, 5/20/27	1,080	1,058
Clearway Energy Operating LLC 5.000%, 9/15/26	1,275	1,221
Foresight Energy LLC 144A 11.500%, 4/1/23(1)	980	867
NRG Energy, Inc.
6.250%, 7/15/22	272	281
7.250%, 5/15/26	1,325	1,442
Talen Energy Supply LLC
144A 9.500%, 7/15/22(1)	510	507
144A 10.500%, 1/15/26(1)	540	489

		5,865
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $321,569)		323,496
LEVERAGED LOANS(5) —5.7%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.242%, 4/28/23	1,024	1,019

Consumer Non-Durables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.383%, 4/7/25	349	345

Energy—0.8%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.617%, 12/31/21	1,430	1,584
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.640%, 3/6/23	966	967
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.136%, 2/28/23	678	660

		3,211

Financial—1.5%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.386%, 4/3/24	1,867	1,865
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.242%, 6/30/22	1,731	1,632
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 6.992%, 2/23/22	1,016	1,023
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.165%, 12/7/20	940	944

		5,464

Food / Tobacco—0.4%
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.862%, 10/30/22	1,379	1,382

	Par Value	Value
Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (3 month LIBOR + 3.000%) 5.311%, 6/22/23	$1,027	$1,027

Gaming / Leisure—0.2%
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.417%, 4/17/24	881	884

Information Technology—0.3%
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.250%, 9/7/23	1,057	1,059

Media / Telecom - Cable/Wireless Video—0.3%
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (3 month LIBOR + 3.500%) 5.839%, 1/7/22	1,005	987

Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.492%, 3/24/25	1,030	1,031

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.992%, 1/31/25	1,325	1,315

Metals / Minerals—0.3%
Foresight Energy LLC (1 month LIBOR + 5.750%) 7.992%, 3/28/22	1,052	1,050

Retail—0.3%
Sears Roebuck Acceptance Corp. 2016 (1 month LIBOR + 7.500%) 9.614%, 7/20/20	164	165
Staples, Inc. (3 month LIBOR + 4.000%) 6.343%, 9/12/24	1,126	1,126

		1,291

Service—0.3%
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.742%, 4/26/24	336	337
Monitronics International, Inc. Tranche B-2 (3 month LIBOR + 5.500%) 7.886%, 9/30/22	759	739

		1,076
TOTAL LEVERAGED LOANS (Identified Cost $21,072)		21,141

	Shares
PREFERRED STOCK—0.3%
Financials—0.3%
GMAC Capital Trust I Series 2, 8.099%	42,810	1,126
TOTAL PREFERRED STOCK (Identified Cost $1,070)		1,126

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value
COMMON STOCKS—0.7%
Consumer Discretionary—0.2%
General Motors Co.	25,496	$859

Energy—0.5%
Riviera Resources, Inc.(6)	35,104	753
Roan Resources, Inc.(6)	35,104	627
SandRidge Energy, Inc.(6)	26,765	291
Templar Energy LLC Class A(2)(6)	159,460	119

		1,790
TOTAL COMMON STOCKS (Identified Cost $7,762)		2,649
WARRANTS—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	3,760	1
SandRidge Energy, Inc.(6)	1,583	—

		1
TOTAL WARRANTS (Identified Cost $0)		1
CONVERTIBLE PREFERRED STOCK—0.1%
Financials—0.1%
Ditech Holding Corp.(2)(6)	807	395
TOTAL CONVERTIBLE PREFERRED STOCK (Identified Cost $928)		395
TOTAL LONG-TERM INVESTMENTS—93.0% (Identified Cost $352,401)		348,808
SHORT-TERM INVESTMENT—3.0%
MONEY MARKET MUTUAL FUND—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(7)	11,355,384	11,355
TOTAL SHORT-TERM INVESTMENT (Identified Cost $11,355)		11,355
TOTAL INVESTMENTS—96.0% (Identified Cost $363,756)		360,163
Other assets and liabilities, net—4.0%		15,056

NET ASSETS—100.0%		$375,219

Abbreviations:

LIBOR London Interbank Offered Rate

PIK      Payment-in-Kind Security

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $175,933 or 46.9% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(4)	80% of the income received was in cash and 20% was in PIK.
(5)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(6)	Non-income producing security.
(7)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	81%
Canada	6
Luxembourg	5
Netherlands	5
United Kingdom	2
Puerto Rico	1
Total Investments	100%
† % of total investments as of September 30, 2018

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$323,496	$—	$323,210	$286
Leveraged Loans	21,141	—	21,141	—
Equity Securities:
Common Stocks	2,649	2,530	—	119
Preferred Stock	1,126	1,126	—	—
Warrants	1	—	1	—
Convertible Preferred Stock	395	—	—	395
Short-Term Investment	11,355	11,355	—	—

Total Investments	$360,163	$15,011	$344,352	$800

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

CORPORATE BONDS AND NOTES—90.7%
Consumer Discretionary—19.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	$1,545	$ 1,530
Boyd Gaming Corp. 6.000%, 8/15/26	1,290	1,300
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	171	181
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	1,820	1,734
CCO Holdings LLC
5.250%, 9/30/22	405	410
5.750%, 9/1/23	2,485	2,525
144A 5.750%, 2/15/26(1)	2,765	2,775
144A 5.125%, 5/1/27(1)	1,990	1,887
144A 5.875%, 5/1/27(1)	1,460	1,447
Century Communities, Inc.
6.875%, 5/15/22	1,070	1,094
5.875%, 7/15/25	1,570	1,461
Cequel Communications Holdings I LLC
144A 7.750%, 7/15/25(1)	450	479
144A 7.500%, 4/1/28(1)	245	257
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	1,350	1,378
Delta Merger Sub, Inc. 144A 6.000%, 9/15/26(1)	620	628
DISH DBS Corp.
5.125%, 5/1/20	1,010	1,019
6.750%, 6/1/21	1,150	1,174
7.750%, 7/1/26	2,120	2,009
DriveTime Automotive Group, Inc. 144A 8.000%, 6/1/21(1)	910	935
Eldorado Resorts, Inc. 6.000%, 4/1/25	985	997
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	540	556
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	895	916
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(1)	491	488
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	846
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	764
L Brands, Inc. 6.875%, 11/1/35	1,005	849
Lennar Corp. 5.875%, 11/15/24	1,391	1,448
5.000%, 6/15/27	440	429
Lions Gate Capital Holdings LLC 144A 5.875%, 11/1/24(1)	1,355	1,389
Lithia Motors, Inc. 144A 5.250%, 8/1/25(1)	896	858
Mattel, Inc. 4.350%, 10/1/20	1,605	1,597
Matthews International Corp. 144A 5.250%, 12/1/25(1)	860	832
MGM Resorts International
7.750%, 3/15/22	1,715	1,880
6.000%, 3/15/23	915	947
Murphy Oil USA, Inc. 5.625%, 5/1/27	370	367

	Par Value	Value
Consumer Discretionary—continued
New Home Co., Inc. (The) 7.250%, 4/1/22	$1,060	$ 1,081
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	3,035	2,906
Party City Holdings, Inc. 144A 6.625%, 8/1/26(1)	380	385
Penske Automotive Group, Inc. 5.375%, 12/1/24	910	892
PulteGroup, Inc. 4.250%, 3/1/21	1,527	1,531
5.500%, 3/1/26	1,000	995
7.875%, 6/15/32	400	431
Quebecor Media, Inc. 5.750%, 1/15/23	463	476
Shea Homes LP
144A 5.875%, 4/1/23(1)	1,755	1,731
144A 6.125%, 4/1/25(1)	440	430
Six Flags Entertainment Corp. 144A 5.500%, 4/15/27(1)	960	950
Staples, Inc. 144A 8.500%, 9/15/25(1)	690	648
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(1)	820	824
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	1,600	1,504
TRI Pointe Group, Inc.
4.875%, 7/1/21	2,260	2,260
5.875%, 6/15/24	2,115	2,099
5.250%, 6/1/27	825	736
Viacom, Inc. 6.250%, 2/28/57	830	816
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	476
WMG Acquisition Corp.
144A 5.625%, 4/15/22(1)	1,408	1,427
144A 5.000%, 8/1/23(1)	600	599
144A 5.500%, 4/15/26(1)	405	402
Ziggo Bond Finance BV 144A 5.875%, 1/15/25(1)	815	765
Ziggo BV 144A 5.500%, 1/15/27(1)	1,305	1,224

		64,974

Consumer Staples—4.0%
Albertsons Cos. LLC 6.625%, 6/15/24	925	889
Coty, Inc. 144A 6.500%, 4/15/26(1)	2,170	2,022
HLF Financing S.a.r.l. LLC 144A 7.250%, 8/15/26(1)	875	889
JBS Investments GmbH 144A 7.250%, 4/3/24(1)	1,045	1,063
JBS USA LUX SA 144A 6.750%, 2/15/28(1)	850	845
New Albertson’s, Inc. 7.450%, 8/1/29	1,536	1,267
Pilgrim’s Pride Corp.
144A 5.750%, 3/15/25(1)	2,475	2,382
144A 5.875%, 9/30/27(1)	580	548
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	380	377
144A 5.000%, 8/15/26(1)	1,235	1,168

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Consumer Staples—continued
144A 5.750%, 3/1/27(1)	$ 474	$ 466
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,720	1,729

		13,645

Energy—15.2%
Antero Resources Corp.
5.375%, 11/1/21	600	608
5.625%, 6/1/23	190	195
Apergy Corp. 144A 6.375%, 5/1/26(1)	810	832
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	370	368
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	1,075	1,177
Chesapeake Energy Corp. 144A 8.000%, 12/15/22(1)	3,705	3,881
Crestwood Midstream Partners LP 5.750%, 4/1/25	910	929
Denbury Resources, Inc. 144A 9.000%, 5/15/21(1)	630	681
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	945	982
Diamondback Energy, Inc.
5.375%, 5/31/25	1,703	1,741
144A 4.750%, 11/1/24(1)	175	175
Endeavor Energy Resources LP
144A 5.500%, 1/30/26(1)	1,075	1,075
144A 5.750%, 1/30/28(1)	660	660
Ensco plc
8.000%, 1/31/24	2,580	2,599
7.750%, 2/1/26	380	377
5.750%, 10/1/44	1,532	1,145
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	312	306
Hi-Crush Partners LP 144A 9.500%, 8/1/26(1)	526	489
Indigo Natural Resources LLC 144A 6.875%, 2/15/26(1)	935	905
McDermott Technology Americas, Inc. 144A 10.625%, 5/1/24(1)	1,259	1,347
MEG Energy Corp.
144A 7.000%, 3/31/24(1)	580	528
144A 6.500%, 1/15/25(1)	1,201	1,189
Murphy Oil Corp.
6.875%, 8/15/24	1,285	1,360
5.750%, 8/15/25	1,055	1,072
NGPL PipeCo LLC 144A 4.375%, 8/15/22(1)	196	197
Oceaneering International, Inc.
4.650%, 11/15/24	520	498
6.000%, 2/1/28	2,404	2,406
Parsley Energy LLC 144A 5.625%, 10/15/27(1)	905	907
Petrobras Global Finance BV
8.375%, 5/23/21	1,856	2,019
7.375%, 1/17/27	810	820
Precision Drilling Corp.
7.750%, 12/15/23	805	851
144A 7.125%, 1/15/26(1)	348	358
Pride International LLC 7.875%, 8/15/40	1,370	1,302

	Par Value	Value
Energy—continued
Range Resources Corp.
5.750%, 6/1/21	$2,535	$2,608
5.875%, 7/1/22	995	1,012
5.000%, 3/15/23	425	418
Rowan Cos., Inc.
4.875%, 6/1/22	3,926	3,774
4.750%, 1/15/24	1,705	1,522
5.850%, 1/15/44	1,520	1,170
SESI LLC
7.125%, 12/15/21	1,110	1,126
7.750%, 9/15/24	1,192	1,216
Southwestern Energy Co. 7.500%, 4/1/26	840	880
Sunoco LP 144A 4.875%, 1/15/23(1)	897	888
Tallgrass Energy Partners LP 144A 5.500%, 9/15/24(1)	579	590
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,671	1,698
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	905	934

		51,815

Financials—12.2%
Ally Financial, Inc. 5.750%, 11/20/25	830	857
Deck Chassis Acquisition, Inc. 144A 10.000%, 6/15/23(1)	1,010	1,071
Financial & Risk US Holdings, Inc. 144A 6.250%, 5/15/26(1)	790	789
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	3,650	3,664
Icahn Enterprises LP 6.000%, 8/1/20	1,000	1,018
ILFC E-Capital Trust I 144A 4.780%, 12/21/65(1)(3)	2,390	2,175
Jefferies Finance LLC 144A 7.375%, 4/1/20(1)	1,200	1,219
KCA Deutag UK Finance plc 144A 9.625%, 4/1/23(1)	850	833
Ladder Capital Finance Holdings LLLP 144A 5.250%, 10/1/25(1)	1,195	1,123
MGIC Investment Corp. 5.750%, 8/15/23	980	1,024
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	2,010	2,105
144A 9.125%, 7/15/26(1)	2,565	2,687
Nationstar Mortgage LLC
6.500%, 7/1/21	2,050	2,052
6.500%, 6/1/22	773	772
Navient Corp.
5.500%, 1/15/19	735	739
8.000%, 3/25/20	1,410	1,490
Ocwen Loan Servicing LLC 144A 8.375%, 11/15/22(1)	1,490	1,512
Popular, Inc. 7.000%, 7/1/19	690	708
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	1,805	1,805
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,315	3,311
144A 5.250%, 1/15/28(1)	1,250	1,161

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Financials—continued
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	$1,227	$ 1,335
Sprint Capital Corp. 8.750%, 3/15/32	965	1,085
Teva Pharmaceutical Finance Co. BV 2.950%, 12/18/22	2,785	2,586
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	1,720	1,666
VFH Parent LLC 144A 6.750%, 6/15/22(1)	1,315	1,358
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	1,375	1,342

		41,487

Health Care—7.7%
Bausch Health Cos., Inc.
144A 5.500%, 3/1/23(1)	1,520	1,462
144A 7.000%, 3/15/24(1)	900	951
144A 9.000%, 12/15/25(1)	2,290	2,465
Centene Corp.
5.625%, 2/15/21	1,415	1,442
6.125%, 2/15/24	590	621
144A 5.375%, 6/1/26(1)	495	507
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	913
DaVita, Inc.
5.750%, 8/15/22	1,310	1,336
5.000%, 5/1/25	2,355	2,260
Envision Healthcare Corp. 5.625%, 7/15/22	790	812
HCA Healthcare, Inc. 6.250%, 2/15/21	1,128	1,176
HCA, Inc.
5.250%, 6/15/26	945	972
7.500%, 11/6/33	400	434
7.500%, 11/15/95	455	453
Hologic, Inc. 144A 4.375%, 10/15/25(1)	1,645	1,567
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	1,365	1,337
MEDNAX, Inc. 144A 5.250%, 12/1/23(1)	1,045	1,046
Quintiles IMS, Inc. 144A 4.875%, 5/15/23(1)	1,060	1,065
Teleflex, Inc. 5.250%, 6/15/24	699	719
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	1,570	1,398
6.000%, 4/15/24	750	761
6.750%, 3/1/28	400	422
WellCare Health Plans, Inc.
5.250%, 4/1/25	1,435	1,458
144A 5.375%, 8/15/26(1)	565	575

		26,152

Industrials—8.8%
Air Canada Pass-Through-Trust 2015-1, C 144A 5.000%, 3/15/20(1)	490	493
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,100	1,095

	Par Value	Value
Industrials—continued
Bombardier, Inc.
144A 7.750%, 3/15/20(1)	$ 490	$ 512
144A 8.750%, 12/1/21(1)	630	697
144A 7.500%, 3/15/25(1)	825	851
BWX Technologies, Inc. 144A 5.375%, 7/15/26(1)	383	384
Cimpress NV 144A 7.000%, 6/15/26(1)	1,200	1,212
CSC Holdings LLC
144A 10.125%, 1/15/23(1)	1,950	2,133
144A 10.875%, 10/15/25(1)	3,157	3,666
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(1)	785	781
Grinding Media, Inc. 144A 7.375%, 12/15/23(1)	1,082	1,126
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(1)	2,545	2,523
144A 8.375%, 8/15/22(1)	1,740	1,668
Herc Rentals, Inc. 144A 7.500%, 6/1/22(1)	880	931
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	1,115	1,157
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,195	1,159
Plastipak Holdings, Inc. 144A 6.250%, 10/15/25(1)	780	712
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(1)	871	932
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	860	860
Sensata Technologies BV 144A 5.000%, 10/1/25(1)	470	469
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	475	500
TMS International Corp. 144A 7.250%, 8/15/25(1)	855	861
TransDigm UK Holdings plc 144A 6.875%, 5/15/26(1)	420	431
Univar USA, Inc. 144A 6.750%, 7/15/23(1)	1,250	1,295
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	1,580	1,666
Wabash National Corp. 144A 5.500%, 10/1/25(1)	1,390	1,327
WESCO Distribution, Inc. 5.375%, 6/15/24	700	693

		30,134

Information Technology—3.5%
Alliance Data Systems Corp.
144A 5.875%, 11/1/21(1)	2,020	2,060
144A 5.375%, 8/1/22(1)	1,845	1,859
CDK Global, Inc. 5.875%, 6/15/26	570	589
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	1,665	1,718
Dell International LLC 144A 7.125%, 6/15/24(1)	1,455	1,563
Dell, Inc. 6.500%, 4/15/38	890	876
First Data Corp. 144A 7.000%, 12/1/23(1)	1,460	1,520

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Information Technology—continued
Gartner, Inc. 144A 5.125%, 4/1/25(1)	$ 655	$ 658
MSCI, Inc. 144A 5.250%, 11/15/24(1)	1,030	1,055

		11,898

Materials—4.9%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	825	809
Big River Steel LLC 144A 7.250%, 9/1/25(1)	885	938
Blue Cube Spinco LLC 9.750%, 10/15/23	1,670	1,889
Chemours Co. (The) 7.000%, 5/15/25	1,875	1,988
Enviva Partners LP 8.500%, 11/1/21	520	538
First Quantum Minerals Ltd.
144A 7.250%, 5/15/22(1)	680	666
144A 6.500%, 3/1/24(1)	1,140	1,043
Freeport-McMoRan, Inc.
3.550%, 3/1/22	1,130	1,099
6.875%, 2/15/23	565	602
Imperial Metals Corp. 144A 7.000%, 3/15/19(1)	1,289	1,089
Kaiser Aluminum Corp. 5.875%, 5/15/24	934	955
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	997
Steel Dynamics, Inc. 5.125%, 10/1/21	1,010	1,021
Summit Materials LLC 8.500%, 4/15/22	1,365	1,450
USG Corp. 144A 5.500%, 3/1/25(1)	640	653
Valvoline, Inc. 5.500%, 7/15/24	1,107	1,110

		16,847

Real Estate—3.8%
CBL & Associates LP 5.250%, 12/1/23	1,575	1,342
Equinix, Inc. 5.875%, 1/15/26	1,150	1,183
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	3,225	3,185
MPT Operating Partnership LP 5.000%, 10/15/27	1,435	1,388
Sabra Health Care LP 5.125%, 8/15/26	1,445	1,414
SBA Communications Corp.
4.000%, 10/1/22	2,036	1,998
4.875%, 9/1/24	905	895
Starwood Property Trust, Inc. 5.000%, 12/15/21	1,660	1,672

		13,077

Telecommunication Services—10.1%
Altice Financing SA 144A 6.625%, 2/15/23(1)	1,465	1,476

	Par Value	Value
Telecommunication Services—continued
Altice France SA 144A 8.125%, 2/1/27(1)	$ 965	$ 992
Altice Luxembourg SA 144A 7.750%, 5/15/22(1)	1,755	1,708
CenturyLink, Inc.
6.750%, 12/1/23	1,850	1,922
7.500%, 4/1/24	475	508
7.650%, 3/15/42	390	348
Cincinnati Bell, Inc.
144A 7.000%, 7/15/24(1)	2,395	2,197
144A 8.000%, 10/15/25(1)	2,330	2,173
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,071
CSC Holdings LLC 144A 6.625%, 10/15/25(1)	1,125	1,185
DKT Finance ApS 144A 9.375%, 6/17/23(1)	230	242
Intelsat Jackson Holdings SA
144A 9.500%, 9/30/22(1)	1,265	1,475
144A 8.000%, 2/15/24(1)	1,290	1,357
Level 3 Financing, Inc.
6.125%, 1/15/21	1,985	2,000
5.375%, 8/15/22	1,330	1,343
5.125%, 5/1/23	620	625
5.375%, 5/1/25	1,755	1,755
Level 3 Parent LLC 5.750%, 12/1/22	885	895
Qwest Capital Funding, Inc.
6.875%, 7/15/28	365	338
7.750%, 2/15/31	400	372
Sprint Capital Corp. 6.875%, 11/15/28	2,450	2,462
Sprint Communications, Inc.
11.500%, 11/15/21	2,035	2,386
9.250%, 4/15/22	280	318
Sprint Corp. 7.875%, 9/15/23	935	1,007
Trilogy International Partners LLC 144A 8.875%, 5/1/22(1)	1,315	1,331
UPC Holding BV 144A 5.500%, 1/15/28(1)	1,875	1,779
Zayo Group LLC
6.375%, 5/15/25	495	514
144A 5.750%, 1/15/27(1)	500	501

		34,280

Utilities—1.5%
Calpine Corp. 5.750%, 1/15/25	900	797
Clearway Energy Operating LLC
5.375%, 8/15/24	685	689
5.000%, 9/15/26	895	857
NRG Energy, Inc. 6.250%, 7/15/22	287	296
7.250%, 5/15/26	1,885	2,051
Talen Energy Supply LLC 144A 9.500%, 7/15/22(1)	550	547

		5,237
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $307,437)		309,546

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

LEVERAGED LOANS(3) —6.6%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.242%, 4/28/23	$1,034	$ 1,028

Consumer Non-Durables—0.1%
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 4.383%, 4/7/25	349	345

Energy—0.9%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.617%, 12/31/21	1,195	1,324
Crestwood Holdings LLC (1 month LIBOR + 7.500%) 9.640%, 3/6/23	1,050	1,051
KCA Deutag Alpha Ltd. Tranche B (3 month LIBOR + 6.750%) 9.136%, 2/28/23	733	713

		3,088

Financial—1.7%
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.386%, 4/3/24	2,021	2,019
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.242%, 6/30/22	2,056	1,939
Freedom Mortgage Corp. (1 month LIBOR + 4.750%) 6.992%, 2/23/22	847	853
Ocwen Loan Servicing LLC (1 month LIBOR + 5.000%) 7.165%, 12/7/20	940	944

		5,755

Food / Tobacco—0.5%
JBS USA LUX SA (3 month LIBOR + 2.500%) 4.862%, 10/30/22	1,699	1,702

Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-6 (3 month LIBOR +3.000%) 5.311%, 6/22/23	1,037	1,037

Gaming / Leisure—0.2%
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.417%, 4/17/24	868	871

Media / Telecom - Cable/Wireless Video—0.3%
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien (3 month LIBOR + 3.500%) 5.839%, 1/7/22	1,025	1,006

Media / Telecom - Diversified Media—0.3%
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.492%, 3/24/25	1,040	1,041

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.992%, 1/31/25	1,305	1,296

	Par Value	Value
Metals / Minerals—0.6%
Foresight Energy LLC (1 month LIBOR + 5.750%) 7.992%, 3/28/22	$2,029	$ 2,026

Retail—0.4%
Sears Roebuck Acceptance Corp. 2016 (1 month LIBOR + 7.500%) 9.614%, 7/20/20	171	172
Staples, Inc. (3 month LIBOR + 4.000%) 6.343%, 9/12/24	1,142	1,141

		1,313

Service—0.6%
Conduent Business Services LLC Tranche B (1 month LIBOR + 2.500%) 4.742%, 12/7/23	1,576	1,582
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.742%, 4/26/24	328	329

		1,911
TOTAL LEVERAGED LOANS (Identified Cost $22,333)		22,419

	Shares
COMMON STOCK—0.0%
Energy—0.0%
Templar Energy LLC Class A(2)(4)	134,055	100
TOTAL COMMON STOCK (Identified Cost $4,781)		100
TOTAL LONG-TERM INVESTMENTS—97.3% (Identified Cost $334,551)		332,065
TOTAL INVESTMENTS—97.3% (Identified Cost $334,551)		332,065
Other assets and liabilities, net—2.7%		9,384

NET ASSETS—100.0%		$341,449

Abbreviation:

LIBOR London Interbank Offered Rate

See Notes to Schedule of Investments.

VIRTUS SEIX HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

Footnote Legend:

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $163,824 or 48.0% of net assets.

(2)  The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)  Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)  Non-income producing security.

Country Weightings†
United States	82%
Canada	5
Netherlands	5
Luxembourg	3
United Kingdom	2
Puerto Rico	1
Cayman Islands	1
Other	1

Total Investments	100%

† % of total investments as of September 30, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$309,546	$309,240	$306
Leveraged Loans	22,419	22,419	—
Equity Securities:
Common Stock	100	—	100

Total Investments	$332,065	$331,659	$406

There were no securities valued using quoted prices (Level 1) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is deminimus; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —90.6%
Alabama—3.3%
Auburn University Revenue 5.000%, 6/1/30	$ 2,150	$ 2,548
Birmingham Alabama Special Care Facilities Financing Authority, Children’s Hospital Revenue (AGC Insured) (Pre-refunded 6/1/19 @ 100) 6.000%, 6/1/39	9,000	9,240
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	1,500	1,680

		13,468

Alaska—10.2%
Matanuska-Susitna Borough,
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 5.500%, 9/1/23	18,000	18,579
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	9,850	10,207
Goosecreek Correctional Revenue (AGC Insured) (Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/28	5,650	5,855
Goosecreek Correctional Revenue (AGC Insured)
(Pre-refunded 9/1/19 @ 100) 6.000%, 9/1/32	7,250	7,512

		42,153

California—21.6%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/35	5,725	6,753
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 1.995%, 4/1/38(2)	3,825	3,832
California, State of,
General Obligation 6.500%, 4/1/33	11,230	11,481
General Obligation (Pre-refunded 4/1/19 @ 100) 6.500%, 4/1/33	13,270	13,587
General Obligation 5.000%, 8/1/24	9,845	11,345
General Obligation 5.000%, 8/1/30	13,500	16,152
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	3,940	4,636
Los Angeles, City of, Wastewater System Revenue
(Pre-refunded 6/1/19 @ 100) 5.750%, 6/1/34	2,775	2,848
(Pre-refunded 6/1/19 @ 100) 5.750%, 6/1/34	2,225	2,285
Los Angeles Department of Water & Power System Revenue
5.000%, 7/1/36	6,750	7,839
5.000%, 7/1/37	1,000	1,155
Los Angeles Department of Water Revenue
5.000%, 7/1/34	2,645	3,028
5.000%, 7/1/36	2,000	2,271
Santa Monica-Malibu Unified School District, General Obligation 5.000%, 8/1/39	400	443

	Par Value	Value
California—continued
General Obligation 5.000%, 8/1/43	$ 1,500	$ 1,660

		89,315

Colorado—0.4%
Regional Transportation District, Sales Tax Revenue 5.000%, 11/1/34	1,500	1,730

District of Columbia—2.8%
District of Columbia General Obligation 5.000%, 6/1/31	2,825	3,269
District of Columbia Revenue 5.500%, 12/1/30	8,000	8,317

		11,586

Florida—3.5%
Miami-Dade County Water & Sewer System Revenue
5.000%, 10/1/31	4,000	4,515
5.000%, 10/1/32	6,100	6,873
5.000%, 10/1/33	2,650	2,977

		14,365

Hawaii—1.9%
Hawaii, State of,
Airports System Revenue 5.000%, 7/1/30	1,250	1,435
Airports System Revenue 5.000%, 7/1/31	1,275	1,457
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	66
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	178
General Obligation (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/29	4,495	4,954

		8,090

Illinois—9.1%
Chicago O’Hare International Airport,
Passenger Facilities Charge Revenue 5.000%, 1/1/25	2,420	2,590
Passenger Facilities Charge Revenue 4.000%, 1/1/27	2,730	2,793
Chicago O’Hare International Airport Revenue, Senior Lien 5.000%, 1/1/25	3,000	3,211
Cook County,
Sales Tax Revenue 5.000%, 11/15/33	3,565	4,033
Sales Tax Revenue 5.250%, 11/15/35	6,000	6,834
Sales Tax Revenue 5.250%, 11/15/36	8,000	9,091
Sales Tax Revenue 4.000%, 11/15/37	3,000	3,020
Illinois, State of, General Obligation 5.000%, 10/1/22	1,000	1,049
Sales Tax Securitization Corp., Sales Tax Revenue 5.000%, 1/1/25	1,700	1,907

See Notes to Schedule of Investments.

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Illinois—continued
Sales Tax Revenue 5.000%, 1/1/30	$1,000	$1,124
University of Illinois Revenue (Pre-refunded 4/1/19 @ 100) 5.750%, 4/1/38	2,000	2,037

		37,689

Louisiana—0.2%
New Orleans Aviation Board, General Airport North Terminal Project Revenue 5.000%, 1/1/35	760	835

Maryland—3.8%
Anne Arundel County, General Obligation 5.000%, 10/1/32	3,000	3,504
Maryland, State of, General Obligation (Pre-refunded 8/1/22 @ 100) 5.000%, 8/1/25	5,920	6,532
Montgomery County, General Obligation 5.000%, 11/1/27	5,000	5,707

		15,743

Massachusetts—2.3%
Massachusetts School Building Authority, Sales Tax Revenue 5.000%, 8/15/36	5,000	5,593
Massachusetts State College Building Authority Revenue (ST INTERCEPT Insured) 5.000%, 5/1/34	3,545	3,934

		9,527

Michigan—0.7%
Michigan Finance Authority Revenue 5.000%, 7/1/21	3,110	3,132

Minnesota—0.6%
Hennepin County, General Obligation 5.000%, 12/1/25	2,000	2,336

Missouri—0.4%
Metropolitan St. Louis Sewer District Revenue 5.000%, 5/1/35	1,500	1,686

New Jersey—0.4%
New Jersey Turnpike Authority, Toll Highway Revenue 5.000%, 1/1/34	1,500	1,662

New York—8.1%
New York, City of,
General Obligation 5.000%, 4/1/34	1,500	1,725
General Obligation 5.000%, 4/1/35	2,000	2,291
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 5/1/32	2,000	2,320
5.000%, 8/1/34	5,060	5,789
New York State Dormitory Authority, Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/32	3,000	3,424

	Par Value	Value
New York—continued
Lease Revenue (State AID Withholding Insured) 5.000%, 10/1/33	$1,000	$1,136
Sales Tax Revenue 5.000%, 3/15/28	2,500	2,824
Sales Tax Revenue 5.000%, 3/15/34	7,195	8,288
Sales Tax Revenue 5.000%, 3/15/35	5,000	5,613

		33,410

Ohio—2.8%
Franklin County, Sales Tax Revenue 5.000%, 6/1/37	2,250	2,599
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	8,833

		11,432

Oregon—4.0%
Portland, Port of, Airport Revenue 5.000%, 7/1/26	750	860
5.000%, 7/1/30	1,000	1,129
5.000%, 7/1/33	1,000	1,117
5.000%, 7/1/34	1,000	1,113
5.000%, 7/1/35	1,000	1,110
Salem-Keizer School District No. 24J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/30	4,460	5,284
General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	4,000	4,713
Washington County School District No 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,160

		16,486

Pennsylvania—3.9%
Pennsylvania Economic Development Financing Authority Revenue 5.000%, 7/1/21	1,340	1,351
Philadelphia, City of, Airport Revenue 5.000%, 7/1/22	1,765	1,918
5.000%, 7/1/23	2,000	2,209
5.000%, 7/1/27	1,000	1,144
University of Pittsburgh of the Commonwealth System of Higher Education, Capital Projects Revenue (Pre-refunded 3/15/19 @ 100) 5.500%, 9/15/23	6,750	6,860
Capital Projects Revenue (Pre-refunded 3/15/19 @ 100) 5.500%, 9/15/24	2,500	2,541

		16,023

Texas—4.1%
Austin Convention Enterprises, Inc., Convention Center Revenue 5.000%, 1/1/25	1,100	1,234
Harris County Cultural Education Facilities Finance Corp., TECO Project Revenue 5.000%, 11/15/31	6,810	7,842

See Notes to Schedule of Investments.

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Texas—continued
TECO Project Revenue 4.000%, 11/15/32	$1,000	$1,042
TECO Project Revenue 4.000%, 11/15/34	1,100	1,137
Houston, City of, Combined Utility System Revenue, First Lien 5.000%, 11/15/31	5,000	5,834

		17,089

Virginia—1.3%
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,462
Washington—4.9%
Energy Northwest Revenue 5.000%, 7/1/30	2,500	2,955
5.000%, 7/1/33	1,570	1,810
Washington, State of, General Obligation 5.000%, 2/1/30	5,000	5,724
General Obligation (Pre-refunded 8/1/21 @ 100) 5.000%, 8/1/24	8,880	9,599

		20,088

Wisconsin—0.3%
Wisconsin, State of, General Obligation 5.000%, 11/1/33	1,000	1,154
TOTAL MUNICIPAL BONDS (Identified Cost $375,479)		374,461
TOTAL LONG-TERM INVESTMENTS—90.6% (Identified Cost $375,479)		374,461

	Shares	Value
SHORT-TERM INVESTMENT—8.4%
MONEY MARKET MUTUAL FUND—8.4%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.400%)(3)	34,858,493	$34,858
TOTAL SHORT-TERM INVESTMENT (Identified Cost $ 34,857)		34,858
TOTAL INVESTMENTS—99.0% (Identified Cost $ 410,336)		409,319
Other assets and liabilities, net—1.0%		3,978

NET ASSETS—100.0%		$413,297

Abbreviations:
AGC Assured Guaranty Corp.
SCH BD GTY School Bond Guaranty

Footnote Legend:

(1)

At September 30, 2018, 17.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.

(2)

Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$374,461	$—	$374,461
Short-Term Investment	34,858	34,858	—

Total Investments	$409,319	$34,858	$374,461

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS—94.3%
California—3.2%
General Obligation—3.2%
California, State of 5.000%, 8/1/36	$ 495	$ 571
North Carolina—87.1%
General Obligation—6.3%
Mecklenburg County 5.000%, 9/1/24	1,000	1,148

General Revenue—31.6%
North Carolina Capital Facilities Finance Agency,
Meredith College 5.000%, 6/1/30	735	806
University of Duke 5.000%, 10/1/41	1,000	1,120
University of High Point 5.250%, 3/1/33	1,000	1,060
University of Wake Forest 5.000%, 1/1/33	500	572
Pitt County 5.000%, 4/1/28	750	850
University of North Carolina at Chapel Hill, Mandatory Put 11/9/22 1.816%, 12/1/41(1)	750	751
Wake County 5.000%, 12/1/35	500	572

		5,731

Healthcare Revenue—10.4%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System 4.000%, 1/15/45	750	757
North Carolina Medical Care Commission, Mission Healthcare System 5.000%, 10/1/35	1,125	1,133

		1,890

Lease Revenue—4.4%
Cabarrus County, Public Improvements 4.000%, 6/1/33	750	788
Pre-Refunded—7.3%
Forsyth County, Educational Facilities (Pre-refunded 2/1/19 @ 100) 5.000%, 2/1/22	750	758

North Carolina Municipal Power Agency (Pre-refunded 1/1/19 @ 100) 5.000%, 1/1/25	570	574

		1,332

Transportation Revenue—19.3%
Charlotte, City of, Charlotte Douglas International Airport 5.000%, 7/1/26	900	1,020

	Par Value	Value
North Carolina—continued
Transportation Revenue—continued
North Carolina State Ports Authority, Senior Lien 5.250%, 2/1/40	$ 500	$ 517
North Carolina Turnpike Authority, Senior Lien 5.000%, 1/1/32	750	837
Raleigh Durham Airport Authority 5.000%, 5/1/29	1,000	1,133

		3,507

Water & Sewer Revenue—7.8%
Buncombe County Metropolitan Sewerage District 5.000%, 7/1/39	750	834
Charlotte, City of, Water & Sewer System Revenue 5.000%, 7/1/44	500	575

		1,409

Virginia—4.0%
Transportation Revenue—4.0%
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	695	733
TOTAL MUNICIPAL BONDS (Identified Cost $17,315)		17,109
TOTAL LONG-TERM INVESTMENTS—94.3% (Identified Cost $17,315)		17,109

	Shares
SHORT-TERM INVESTMENT—4.7%
Money Market Mutual Fund—4.7%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.400%) (2)	856,428	856
TOTAL SHORT-TERM INVESTMENT (Identified Cost $856)		856
TOTAL INVESTMENTS—99.0% (Identified Cost $18,171)		17,965
Other assets and liabilities, net—1.0%		177

NET ASSETS—100.0%		$18,142

Footnote Legend:

(1)

Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

VIRTUS SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$17,109	$—	$17,109
Short-Term Investment	856	856	—

Total Investments	$17,965	$856	$17,109

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—39.3%
U.S. Treasury Note 1.375%, 10/31/20	$708	$687
1.250%, 3/31/21	1,389	1,336
1.125%, 7/31/21	1,635	1,557
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,611)		3,580
MORTGAGE-BACKED SECURITIES—22.8%
Agency—18.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K712, A2 1.869%, 11/25/19	207	205
Federal Home Loan Mortgage Corp. REMIC 3762, AV 4.000%, 10/15/23	429	434
3769, QJ 3.500%, 11/15/39	270	270
3786, EB 4.000%, 8/15/35	41	42
Federal National Mortgage Association
Pool #AM2314 1.680%, 1/1/20	240	235
Pool #MA1104 2.500%, 7/1/22	456	452

		1,638

Non-Agency—4.8%
FREMF Mortgage Trust 2014-K503, B 144A 3.089%, 10/25/47(1)(2)	290	289
OBP Depositor LLC Trust 2010-OBP, A 144A 4.646%, 7/15/45(1)	140	143

		432
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,106)		2,070
ASSET-BACKED SECURITIES—1.6%
Credit Card—1.1%
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	100	98

Other—0.5%
JCP&L Transition Funding II LLC 2006-A, A4 5.610%, 6/5/23	44	46
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $146)		144
CORPORATE BONDS AND NOTES—35.5%
Consumer Discretionary—9.1%
BMW US Capital LLC 144A 1.500%, 4/11/19(1)	111	110
Daimler Finance North America LLC 144A 3.000%, 2/22/21(1)	200	198
Ford Motor Credit Co. LLC 3.470%, 4/5/21	200	197
General Motors Financial Co., Inc. 2.400%, 5/9/19	108	108

	Par Value	Value
Consumer Discretionary—continued
Newell Brands, Inc. 2.600%, 3/29/19	$77	$77
Walmart, Inc. 2.850%, 6/23/20	135	135

		825

Consumer Staples—1.9%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) 3.077%, 1/12/24(2)	54	54
CVS Health Corp. (3 month LIBOR + 0.630%) 2.957%, 3/9/20(2)	116	117

		171

Financials—13.7%
AerCap Ireland Capital DAC 4.625%, 10/30/20	150	153
Bank of America Corp. 2.600%, 1/15/19	98	98
Bank of Montreal 2.100%, 12/12/19	95	94
Citibank NA 2.100%, 6/12/20	330	324
Citigroup, Inc. 2.650%, 10/26/20	76	75
Goldman Sachs Bank USA 3.200%, 6/5/20	95	95
Morgan Stanley 2.375%, 7/23/19	96	96
New York Life Global Funding 144A 3.250%, 8/6/21(1)	80	80
PACCAR Financial Corp. 2.800%, 3/1/21	86	85
Shell International Finance BV 1.375%, 9/12/19	146	144

		1,244

Industrials—1.7%
Lockheed Martin Corp. 1.850%, 11/23/18	48	48
Wabtec Corp. (3 month LIBOR + 1.050%) 3.382%, 9/15/21(2)	107	107

		155

Information Technology—3.5%
Dell International LLC 144A 3.480%, 6/1/19(1)	165	166
Fortive Corp. 1.800%, 6/15/19	18	18
VMware, Inc. 2.300%, 8/21/20	142	139

		323

Materials—1.4%
Sherwin-Williams Co. (The) 2.250%, 5/15/20	132	130

See Notes to Schedule of Investments.

VIRTUS SEIX SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Telecommunication Services—0.5%
AT&T, Inc. (3 month LIBOR + 1.180%) 3.514%, 6/12/24(2)	$48	$48

Utilities—3.7%
Dominion Energy, Inc. 2.579%, 7/1/20	140	138
Emera US Finance LP 2.150%, 6/15/19	196	195

		333
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $3,254)		3,229
TOTAL LONG-TERM INVESTMENTS—99.2% (Identified Cost $9,117)		9,023
TOTAL INVESTMENTS—99.2% (Identified Cost $9,117)		9,023
Other assets and liabilities, net—0.8%		77

NET ASSETS—100.0%		$9,100

Abbreviations:

LIBOR London Interbank Offered Rate

REMIC Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $986 or 10.8% of net assets.

(2)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 2 Other Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$144	$144
Corporate Bonds And Notes	3,229	3,229
Mortgage-Backed Securities	2,070	2,070
U.S. Government Securities	3,580	3,580

Total Investments	$9,023	$9,023

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —98.7%
California—10.8%
California Infrastructure & Economic Development Bank Revenue, Mandatory Put 4/1/20 1.995%, 4/1/38(2)	$1,250	$1,253
California Municipal Finance Authority, Bowles Hall Foundation Revenue 4.000%, 6/1/21	200	208
California, State of, General Obligation 5.000%, 8/1/24	750	864

		2,325

District of Columbia—4.7%
District of Columbia Water & Sewer Authority Revenue (Pre-refunded 10/1/18 @ 100) 6.000%, 10/1/35	1,000	1,000

Georgia—6.2%
Clarke County Board of Education, General Obligation (State Aid Withholding Insured) 5.000%, 9/1/21	1,240	1,342

Illinois—19.5%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue 5.000%, 1/1/25	1,020	1,092
Chicago O’Hare International Airport Revenue 5.000%, 1/1/19	1,500	1,511
Illinois, State of, General Obligation 5.000%, 10/1/21	1,000	1,043
Sales Tax Securitization Corp., Sales Tax Revenue 5.000%, 1/1/23	500	548

		4,194

New Jersey—4.7%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue 5.000%, 6/15/19	1,000	1,019
New York—10.6%
Metropolitan Transportation Authority Revenue 5.000%, 5/15/21	500	535
New York, City of, General Obligation 1.580%, 4/1/42(2)	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 8/1/22	665	734

		2,269

North Carolina—8.1%
Charlotte, City of, Water & Sewer System Revenue 1.500%, 7/1/36(2)	1,000	1,000

	Par Value	Value
North Carolina—continued
North Carolina Medical Care Commission, Mission Health System Revenue 5.000%, 10/1/18	$745	$745

		1,745

Oregon—2.1%
Washington County School District No. 1 West Union, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/23	400	449

Pennsylvania—7.1%
Delaware River Port Authority, Toll Highway Revenue 5.000%, 1/1/28	500	517
Philadelphia Gas Works Co. Revenue 5.000%, 10/1/18	1,000	1,000

		1,517

Texas—11.9%
Austin Convention Enterprises, Inc., Convention Center Hotel Revenue 5.000%, 1/1/22	300	324
North Texas Tollway Authority, Toll Highway Revenue 5.000%, 1/1/25	625	688
Toll Highway Revenue 5.000%, 1/1/26	500	548
University of Texas System Revenue 1.480%, 8/1/33(2)	1,000	1,000

		2,560

Virginia—5.2%
Virginia Commonwealth Transportation Board Revenue 5.000%, 5/15/23	1,000	1,121
Washington—7.8%
Energy Northwest, Project 3 Electric Revenue 5.000%, 7/1/24	500	570
Seattle, Port of, General Obligation 5.250%, 12/1/20	1,030	1,096

		1,666
TOTAL MUNICIPAL BONDS (Identified Cost $21,351)		21,207
TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $21,351)		21,207
	Shares
SHORT-TERM INVESTMENT—4.2%
MONEY MARKET MUTUAL FUND—4.2%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.400%)(3)	906,163	906
TOTAL SHORT-TERM INVESTMENT (Identified Cost $906)		906

See Notes to Schedule of Investments.

VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

TOTAL INVESTMENTS—102.9% (Identified Cost $22,257)		$22,113
Other assets and liabilities, net—(2.9)%		(626)

NET ASSETS—100.0%		$21,487

Abbreviation:

SCHBD GTY School Bond Guaranty

FootnoteLegend:

(1)   At September 30, 2018, 8.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.

(2)   Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)   Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$21,207	$—	$21,207
Short-Term Investment	906	906	—

Total Investments	$22,113	$906	$21,207

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—47.3%
U.S. Treasury Bond 3.125%, 5/15/48(1)(2)	$42,968	$42,376
U.S. Treasury Note 1.375%, 4/30/20(2)	68,483	67,001
1.250%, 3/31/21	7,812	7,511
1.875%, 7/31/22	91,999	88,524
2.875%, 8/15/28	51,669	50,886
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $259,379)		256,298
MORTGAGE-BACKED SECURITIES—26.0%
Agency—20.5%
Federal Home Loan Mortgage Corp. Pool #C04123 4.000%, 7/1/42	2,600	2,648
Pool #G05606 4.500%, 7/1/39	2,842	2,965
Pool #G08347 4.500%, 6/1/39	947	987
Pool #G08372 4.500%, 11/1/39	576	601
Pool #G60019 4.500%, 3/1/44	2,367	2,450
Pool #G60126 4.500%, 11/1/41	255	266
Pool #G60661 4.000%, 7/1/46	6,417	6,491
Pool #Q31645 4.000%, 2/1/45	3,383	3,426
Pool #Q35611 4.000%, 9/1/45	3,979	4,030
Pool #Q40123 3.500%, 4/1/46	2,133	2,110
Pool #Q40124 3.500%, 4/1/46	2,574	2,543
Pool #Q53881 4.500%, 1/1/48	3,793	3,930
Pool #V81992 4.000%, 10/1/45	5,694	5,760
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K151, A3 3.511%, 4/25/30	360	351
Federal National Mortgage Association 2017-M15, ATS2 3.196%, 11/25/27(3)	820	789
Pool #109461 3.710%, 8/1/28	100	100
Pool #109681 3.770%, 9/1/30	587	584
Pool #932441 4.000%, 1/1/40	2,596	2,641
Pool #AL0215 4.500%, 4/1/41	1,443	1,502
Pool #AL6223 4.500%, 8/1/44	398	413
Pool #AL7497 3.500%, 9/1/40	4,751	4,712
Pool #AM7516 3.550%, 2/1/30	735	725
Pool #AM8738 3.250%, 5/1/30	1,113	1,071

	Par Value	Value
Agency—continued
Pool #AM8970 2.870%, 5/1/30	$1,073	$998
Pool #AN4045 3.150%, 1/1/29	2,525	2,418
Pool #AN4605 3.320%, 2/1/29	1,295	1,260
Pool #AN6391 3.110%, 10/1/29	2,190	2,068
Pool #AN6661 3.090%, 10/1/29	2,295	2,164
Pool #AN6807 2.960%, 11/1/29	1,000	934
Pool #AN6846 2.930%, 10/1/29	186	173
Pool #AN7049 3.050%, 10/1/29	495	466
Pool #AN7081 3.170%, 10/1/29	860	815
Pool #AN7145 3.030%, 12/1/29	3,400	3,188
Pool #AN7155 3.180%, 10/1/29	160	152
Pool #AN9721 3.600%, 7/1/27	825	825
Pool #AS6515 4.000%, 1/1/46	1,884	1,904
Pool #AS9571 3.500%, 5/1/42	5,605	5,560
Pool #AW8154 3.500%, 1/1/42	1,143	1,134
Pool #AZ9213 4.000%, 10/1/45	4,031	4,087
Pool #BC2470 3.500%, 2/1/46	1,711	1,697
Pool #BE5050 4.000%, 9/1/45	3,836	3,887
Pool #BH7587 4.500%, 8/1/47	1,733	1,801
Government National Mortgage Association Pool #AM0226 4.000%, 5/15/45	877	893
Pool #AN6811 4.000%, 7/15/45	784	798
Pool #AV6530 4.000%, 8/20/46	989	1,009
Pool #MA2681 5.000%, 3/20/45	1,029	1,091
Pool #MA4072 5.000%, 11/20/46	1,096	1,161
Pool #MA4838 4.000%, 11/20/47	5,459	5,556
Pool #MA4901 4.000%, 12/20/47	5,081	5,171
Pool #MA4963 4.000%, 1/20/48	3,789	3,855
Pool #MA5078 4.000%, 3/20/48	4,873	4,959

		111,119

Non-Agency—5.5%
Caesars Palace Las Vegas Trust 2017-VICI, B 144A 3.835%, 10/15/34(4)	2,525	2,525

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
FREMF Mortgage Trust 2013-K713, B 144A 3.263%, 4/25/46(3)(4)	$1,925	$1,919
GS Mortgage Securities Trust 2005-ROCK, A 144A 5.366%, 5/3/32(4)	1,340	1,466
2012-ALOH, A 144A 3.551%, 4/10/34(4)	2,500	2,508
2012-BWTR, B 144A 3.255%, 11/5/34(4)	2,890	2,792
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(3)(4)	2,040	1,983
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(4)	1,175	1,185
2014-CPT, A 144A 3.350%, 7/13/29(4)	2,285	2,284
2014-CPT, AM 144A 3.516%, 7/13/29(3)(4)	2,530	2,515
US 2018-USDC, A 144A 4.106%, 5/9/38(4)	2,900	2,941
VNDO Mortgage Trust 2013-PENN, A 144A 3.808%, 12/13/29(4)	5,275	5,321
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	2,510	2,468

		29,907
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $144,248)		141,026
ASSET-BACKED SECURITIES—6.7%
Credit Card—5.8%
American Express Credit Account Master Trust 2018-9, A (1 month LIBOR + 0.380%) 2.592%, 4/15/26(3)	4,385	4,385
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.889%, 5/15/28(3)	4,334	4,267
2017-A5, A5 (1 month LIBOR + 0.580%) 2.738%, 7/15/27(3)	2,350	2,369
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.904%, 5/14/29(3)	6,330	6,377
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.758%, 12/15/26(3)	7,815	7,880
Golden Credit Card Trust 2018-4A, A 144A 3.440%, 10/15/25(4)	2,450	2,449
World Financial Network Credit Card Master Trust 2017-C, A 2.310%, 8/15/24	3,540	3,473

		31,200

Other—0.9%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(4)	3,067	3,057
PSNH Funding LLC 3 2018-1, A2 3.506%, 8/1/28	1,715	1,708

		4,765
TOTAL ASSET-BACKED SECURITIES (Identified Cost $35,849)		35,965

	Par Value	Value
CORPORATE BONDS AND NOTES—17.6%
Consumer Discretionary—1.0%
Amazon.com, Inc. 4.050%, 8/22/47	$344	$336
General Motors Co. 5.200%, 4/1/45	2,130	1,933
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	836	830
Walmart, Inc. 3.700%, 6/26/28	2,153	2,154

		5,253

Consumer Staples—0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	1,903	1,875
CVS Health Corp. 4.780%, 3/25/38	1,561	1,549

		3,424

Energy—4.4%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	1,723	1,561
Boardwalk Pipelines LP 4.450%, 7/15/27	581	559
Energy Transfer Partners LP 5.300%, 4/15/47	1,383	1,338
Ensco plc 4.500%, 10/1/24	540	464
5.200%, 3/15/25	1,737	1,511
5.750%, 10/1/44	965	721
Enterprise Products Operating LLC 5.375%, 2/15/78	1,735	1,604
HollyFrontier Corp. 5.875%, 4/1/26	2,062	2,197
Nabors Industries, Inc. 5.500%, 1/15/23	1,352	1,328
Oceaneering International, Inc. 6.000%, 2/1/28	1,622	1,624
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	2,143	2,078
Schlumberger Holdings Corp. 144A 3.000%, 12/21/20(4)	1,726	1,712
144A 4.000%, 12/21/25(4)	1,741	1,740
Schlumberger Investment SA 144A 3.300%, 9/14/21(4)	1,309	1,308
Shell International Finance BV 1.750%, 9/12/21	968	931
TechnipFMC plc 3.450%, 10/1/22	243	237
Transcanada Trust 5.300%, 3/15/77	261	248
Western Gas Partners LP 4.750%, 8/15/28	552	539
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	2,086	2,118

		23,818

Financials—5.7%
AXA Equitable Holdings, Inc. 144A 3.900%, 4/20/23(4)	1,308	1,298

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Financials—continued
Bank of America Corp.
3.366%, 1/23/26	$2,626	$2,524
3.593%, 7/21/28	795	757
Chubb INA Holdings, Inc. 2.875%, 11/3/22	828	810
Citigroup, Inc. 4.650%, 7/23/48	1,702	1,719
Credit Suisse AG 144A 6.500%, 8/8/23(4)	937	1,000
Fifth Third Bank 2.200%, 10/30/20	1,428	1,398
JPMorgan Chase & Co. 3.540%, 5/1/28	1,494	1,425
Lazard Group LLC 3.750%, 2/13/25	1,148	1,107
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	1,113	1,069
Morgan Stanley
3.125%, 1/23/23	891	868
3.591%, 7/22/28	1,095	1,038
4.375%, 1/22/47	1,255	1,222
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(4)	1,746	1,806
PNC Bank NA 2.150%, 4/29/21	1,221	1,186
Progressive Corp. (The) 5.375%, (5)	1,354	1,351
Royal Bank of Scotland Group plc 4.519%, 6/25/24	1,054	1,051
Santander UK Group Holdings plc 3.373%, 1/5/24	1,132	1,088
SMBC Aviation Capital Finance DAC 144A 3.000%, 7/15/22(4)	1,405	1,349
SunTrust Banks, Inc. 4.000%, 5/1/25	1,568	1,571
Synchrony Financial 3.950%, 12/1/27	1,395	1,264
Travelers Cos., Inc. (The) 4.050%, 3/7/48	1,913	1,846
US Bank NA 2.050%, 10/23/20	1,636	1,602
Wells Fargo & Co. 3.069%, 1/24/23	605	590

		30,939

Health Care—0.7%
Anthem, Inc. 4.550%, 3/1/48	1,118	1,081
Eli Lilly & Co. 3.950%, 5/15/47	1,106	1,100
Howard Hughes Medical Institute 3.500%, 9/1/23	790	795
Novartis Securities Investment Ltd. 5.125%, 2/10/19	765	772

		3,748

Industrials—2.5%
AerCap Ireland Capital DAC 3.875%, 1/23/28	1,672	1,550

	Par Value	Value
Industrials—continued
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(4)	$1,152	$1,152
CSX Corp. 4.300%, 3/1/48	1,573	1,537
ERAC USA Finance LLC 144A 5.250%, 10/1/20(4)	1,149	1,186
General Dynamics Corp. 3.375%, 5/15/23	1,039	1,039
Johnson Controls International plc 4.500%, 2/15/47	1,102	1,055
L3 Technologies, Inc. 3.850%, 12/15/26	612	588
United Airlines Pass-Through-Trust
2016-1, A 3.450%, 7/7/28	633	607
2018-1, AA 3.500%, 3/1/30	1,797	1,733
Wabtec Corp.
4.150%, 3/15/24	956	947
4.700%, 9/15/28	1,380	1,354
Xylem, Inc. 3.250%, 11/1/26	592	556

		13,304

Information Technology—0.5%
Arrow Electronics, Inc. 3.875%, 1/12/28	683	636
Trimble, Inc. 4.900%, 6/15/28	1,931	1,941

		2,577

Materials—0.9%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	2,410	2,653
Newmont Mining Corp. 6.250%, 10/1/39	2,080	2,355

		5,008

Real Estate—0.5%
Boston Properties LP 3.650%, 2/1/26	734	711
Digital Realty Trust LP 4.450%, 7/15/28	2,271	2,267

		2,978

Telecommunication Services—0.6%
AT&T, Inc.
2.375%, 11/27/18	1,854	1,853
4.500%, 3/9/48	1,502	1,309
		3,162

Utilities—0.2%
Duke Energy Corp. 3.750%, 9/1/46	1,415	1,242
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $95,808)		95,453

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares		Value

PREFERRED STOCK—0.3%
Financials—0.3%
Bank of America Corp., 5.875%	1,595	(6)	$ 1,581
TOTAL PREFERRED STOCK
(Identified Cost $1,595)			1,581
TOTAL LONG-TERM INVESTMENTS—97.9%
(Identified Cost $536,879)			530,323
TOTAL INVESTMENTS—97.9%
(Identified Cost $536,879)			530,323
Other assets and liabilities, net—2.1%			11,438

NET ASSETS—100.0%			$541,761

Abbreviation:

LIBOR London Interbank Offered Rate

Footnote Legend:

(1)  All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.

(2)  All or a portion of the security is segregated as collateral for open swap contracts.

(3)  Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $47,614 or 8.8% of net assets.

(5)  No contractual maturity date.

(6)  Value shown as par value.

Counterparties:

JPM	JPMorgan Securities LLC

Currencies:

AUD	Australian Dollar
EUR	Euro
KRW	South Korean Won
USD	United States Dollar

Forward foreign currency exchange contracts as of September 30, 2018 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	711	EUR	610	JPM	10/18/18	$2	$—
USD	21,341	EUR	18,193	JPM	10/22/18	176	—
USD	9,853	AUD	13,834	JPM	11/13/18	—	(150)
USD	10,200	KRW	11,439,300	JPM	11/14/18	—	(123)
Total						$178	$(273)

Centrally Cleared credit default swaps-buy protection(1) outstanding as of September 30, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
ICE - CDX.NA.HY.30	QTR	JPM	5.000%	06/20/23	(63,000	) USD	$(5,020)	$(4,434)	$—	$(586)
Total							$(5,020)	$(4,434)	$—	$(586)

See Notes to Schedule of Investments.

VIRTUS SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

Over-the-counter credit default swaps - buy protection(1) outstanding as of September 30, 2018 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Intesa Sanpaolo S.p.A.	QTR	JPM	1.000%	12/20/23	(23,300)EUR	$842	$791	$51	$—
Total						$842	$791	$51	$—

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 2 Other Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 35,965	$ 35,965
Corporate Bonds And Notes	95,453	95,453
Mortgage-Backed Securities	141,026	141,026
U.S. Government Securities	256,298	256,298
Equity Securities:
Preferred Stock	1,581	1,581
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	178	178
Over-the-Counter Credit Default Swap	842	842
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(273)	(273)
Centrally Cleared Credit Default Swap	(586)	(586)

Total Investments	$530,484	$530,484

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—4.5%
Federal Agricultural Mortgage Corp. (1 month LIBOR + 0.140%) 2.244%, 6/2/20(1)	$10,500	$10,528
(3 month LIBOR + 0.300%) 2.635%, 1/25/23(1)	3,000	3,025
Federal Farm Credit Banks
(1 month LIBOR + 0.550%) 2.768%, 1/26/27(1)	14,700	14,810
(1 month LIBOR + 0.600%) 2.733%, 12/8/26(1)	4,700	4,755
U.S. Treasury Note 1.500%, 1/31/19	25,000	24,932
(U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 2.240%, 10/31/19(1)	900	901
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $58,755)		58,951
MORTGAGE-BACKED SECURITIES—93.0%
Agency—93.0%
Federal Home Loan Mortgage Corp.
Pool #1Q1195 (12 month LIBOR + 1.614%) 3.880%, 5/1/37(1)	6,027	6,285
Pool #1Q1420 (12 month LIBOR + 1.848%) 4.142%, 9/1/39(1)	7,860	8,245
Pool #2B3257 (12 month LIBOR + 1.630%) 3.170%, 10/1/44(1)	5,563	5,539
Pool #848736 (12 month LIBOR + 1.750%) 3.776%, 5/1/35(1)	13,568	14,211
Pool #848744 (12 month LIBOR + 1.789%) 3.825%, 5/1/34(1)	8,893	9,317
Pool #848747 (12 month LIBOR + 1.873%) 4.179%, 7/1/36(1)	8,302	8,721
Pool #848796 (12 month LIBOR + 1.814%) 3.908%, 5/1/37(1)	14,611	15,342
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates 4203, PF (1 month LIBOR + 0.250%) 2.408%, 9/15/42(1)	15,654	15,627
K711, A2 1.730%, 7/25/19	3,349	3,324
K712, A2 1.869%, 11/25/19	5,299	5,245
KF15, A (1 month LIBOR + 0.670%) 2.784%, 2/25/23(1)	5,737	5,752
KF22, A (1 month LIBOR + 0.500%) 2.614%, 7/25/23(1)	7,863	7,875
KF28, A (1 month LIBOR + 0.360%) 2.474%, 1/25/24(1)	15,787	15,791
KF29, A (1 month LIBOR + 0.360%) 2.474%, 2/25/24(1)	8,335	8,338
KLH3, A (1 month LIBOR + 0.700%) 2.814%, 11/25/22(1)	9,371	9,378
KLSF, A (1 month LIBOR + 0.330%) 2.444%, 11/25/21(1)	5,942	5,944
KP04, AG1 (1 month LIBOR + 0.220%) 2.334%, 7/25/20(1)	50,149	50,176
KS05, A (1 month LIBOR + 0.500%) 2.614%, 1/25/23(1)	5,912	5,921
KSKY, AT (1 month LIBOR + 0.440%) 2.554%, 8/25/27(1)	26,740	26,740

	Par Value	Value
Agency—continued
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%) 2.508%, 4/15/34(1)	$6,435	$6,450
2796, F (1 month LIBOR + 0.500%) 2.658%, 5/15/34(1)	4,073	4,106
3136, FA (1 month LIBOR + 0.550%) 2.708%, 4/15/36(1)	13,165	13,306
3990, GF (1 month LIBOR + 0.400%) 2.558%, 3/15/41(1)	7,745	7,751
3995, PF (1 month LIBOR + 0.450%) 2.608%, 5/15/39(1)	5,732	5,754
4057, CF (1 month LIBOR + 0.450%) 2.608%, 4/15/39(1)	6,273	6,298
Federal National Mortgage Association 2011-M1, FA (1 month LIBOR + 0.450%) 2.666%, 6/25/21(1)	19,755	19,768
2014-M10, ASQ2 2.171%, 9/25/19(1)	5,843	5,803
2016-M13, FA (1 month LIBOR + 0.670%) 2.739%, 11/25/23(1)	10,949	10,979
2016-M8, FA (1 month LIBOR + 0.500%) 2.716%, 7/25/26(1)	31,031	31,140
2016-M9, FA (1 month LIBOR + 0.590%) 2.659%, 9/25/23(1)	28,670	28,721
2017-M11, FA (1 month LIBOR + 0.470%) 2.539%, 9/25/24(1)	20,149	20,187
2017-M2, FA (1 month LIBOR + 0.530%) 2.612%, 2/25/24(1)	9,036	9,033
2018-M12, FA (1 month LIBOR + 0.400%) 2.469%, 8/25/25(1)	9,400	9,385
Pool #387810 (1 month LIBOR + 0.350%) 2.431%, 9/1/26(1)	3,990	3,989
Pool #463520 4.550%, 10/1/19	2,204	2,237
Pool #465872 4.150%, 8/1/20	875	874
Pool #AD0064 (6 month LIBOR + 1.550%) 3.820%, 1/1/35(1)	3,831	3,962
Pool #AE0544 (12 month LIBOR + 1.747%) 3.605%, 11/1/40(1)	4,262	4,448
Pool #AL0270 (12 month LIBOR + 1.631%) 3.902%, 8/1/38(1)	4,908	5,105
Pool #AL0323 (12 month LIBOR + 1.816%) 4.328%, 6/1/41(1)	4,744	4,980
Pool #AL0960 (12 month LIBOR + 1.701%) 3.980%, 7/1/37(1)	8,400	8,800
Pool #AL2202 (12 month LIBOR + 1.696%) 4.010%, 6/1/36(1)	4,386	4,594
Pool #AL4705 2.986%, 11/1/20	1,521	1,516
Pool #AL6516 (12 month LIBOR + 1.750%) 3.732%, 4/1/40(1)	7,293	7,641
Pool #AL7812 (12 month LIBOR + 1.732%) 3.946%, 11/1/40(1)	12,455	13,021
Pool #AL8796 (12 month LIBOR + 1.806%) 4.252%, 9/1/41(1)	14,343	15,002
Pool #AL8872 (12 month LIBOR + 1.797%) 3.914%, 7/1/42(1)	23,074	24,200
Pool #AM2078 1.670%, 1/1/20	10,818	10,621
Pool #AM2292 (1 month LIBOR + 0.350%) 2.431%, 1/1/23(1)	8,229	8,200

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #AM4510 (1 month LIBOR + 0.490%) 2.571%, 11/1/23(1)	$ 1,667	$ 1,665
Pool #AM7028 (1 month LIBOR + 0.240%) 2.321%, 10/1/19(1)	20,130	20,114
Pool #AM7213 (1 month LIBOR + 0.650%) 2.731%, 8/1/22(1)	4,484	4,496
Pool #AM9651 (1 month LIBOR + 0.300%) 2.381%, 8/1/22(1)	14,310	14,279
Pool #AN1582 (1 month LIBOR + 0.440%) 2.521%, 9/1/23(1)	14,525	14,487
Pool #AN2256 (1 month LIBOR + 0.580%) 2.661%, 7/1/23(1)	17,342	17,306
Pool #AN2605 (1 month LIBOR + 0.460%) 2.541%, 8/1/23(1)	10,000	9,987
Pool #AN3414 (1 month LIBOR + 0.600%) 2.681%, 1/1/23(1)	11,592	11,588
Pool #AN3539 (1 month LIBOR + 0.470%) 2.551%, 11/1/21(1)	16,885	16,923
Pool #AN3661 (1 month LIBOR + 0.580%) 2.661%, 11/1/26(1)	3,000	3,000
Pool #AN3845 (1 month LIBOR + 0.540%) 2.621%, 12/1/23(1)	16,088	16,068
Pool #AN4300 (1 month LIBOR + 0.560%) 2.641%, 1/1/24(1)	14,294	14,262
Pool #AN4364 (1 month LIBOR + 0.590%) 2.671%, 1/1/24(1)	2,990	2,983
Pool #AN5208 (1 month LIBOR + 0.390%) 2.471%, 3/1/22(1)	4,679	4,678
Pool #AN5986 (1 month LIBOR + 0.370%) 2.451%, 12/1/22(1)	8,250	8,249
Pool #AN6559 (1 month LIBOR + 0.450%) 2.531%, 4/1/25(1)	1,900	1,907
Pool #AN6591 (1 month LIBOR + 0.400%) 2.481%, 12/1/24(1)	10,600	10,650
Pool #AN9657 (1 month LIBOR + 0.370%) 2.451%, 6/1/28(1)	5,627	5,626
Pool #AN9658 (1 month LIBOR + 0.350%) 2.431%, 6/1/28(1)	6,860	6,860
Federal National Mortgage Association REMIC
2005-58, KF (1 month LIBOR + 0.500%) 2.716%, 7/25/35(1)	5,333	5,346
2006-113, NF (1 month LIBOR + 0.350%) 2.566%, 9/25/36(1)	6,647	6,646
2010-137, WB 4.493%, 7/25/40(1)	3,238	3,362
2011-117, FP (1 month LIBOR + 0.400%) 2.616%, 8/25/40(1)	5,725	5,749
2011-117, PF (1 month LIBOR + 0.350%) 2.566%, 7/25/39(1)	6,000	6,019
2012-60, WF (1 month LIBOR + 0.350%) 2.566%, 6/25/27(1)	10,680	10,690
2013-34, PF (1 month LIBOR + 0.350%) 2.566%, 8/25/42(1)	10,547	10,572
2013-58, FY (1 month LIBOR + 0.250%) 2.466%, 2/25/43(1)	6,919	6,907
2013-62, FQ (1 month LIBOR + 0.250%) 2.466%, 9/25/32(1)	9,392	9,374
2016-32, FA (1 month LIBOR + 0.400%) 2.616%, 10/25/34(1)	20,500	20,580
2016-36, FB (1 month LIBOR + 0.500%) 2.716%, 3/25/43(1)	9,764	9,750

	Par Value	Value
Agency—continued
FMPRE Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 2.532%, 2/25/20(1)	$26,623	$ 26,660
FRESB Mortgage Trust
2015-SB3, A5 (1 month LIBOR + 2.012%) 2.012%, 8/25/42(1)	2,672	2,644
2015-SB6, A5 (1 month LIBOR + 2.270%) 2.270%, 9/25/35(1)	6,667	6,531
2015-SB9, A5 (1 month LIBOR + 0.700%) 2.535%, 11/25/35(1)	38,024	37,506
2016-SB13, A5H (1 month LIBOR + 2.060%) 2.060%, 1/25/36(1)	2,333	2,278
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(1)	5,268	5,140
2016-SB18, A5H (1 month LIBOR + 0.700%) 2.110%, 5/25/36(1)	4,040	3,938
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 2.608%, 7/16/33(1)	6,161	6,218
2003-67, FP (1 month LIBOR + 0.900%) 3.065%, 8/20/33(1)	5,154	5,282
2004-105, FW (1 month LIBOR + 0.250%) 2.415%, 12/20/34(1)	3,406	3,407
2004-106, F (1 month LIBOR + 0.250%) 2.408%, 12/16/34(1)	6,227	6,220
2004-38, FA (1 month LIBOR + 0.400%) 2.558%, 5/16/34(1)	7,445	7,490
2004-95, F (1 month LIBOR + 0.300%) 2.465%, 11/20/34(1)	4,644	4,651
2005-3, FK (1 month LIBOR + 0.250%) 2.415%, 1/20/35(1)	3,063	3,064
2005-41, FC (1 month LIBOR + 0.300%) 2.465%, 5/20/35(1)	8,496	8,504
2009-121, NF (1 month LIBOR + 0.500%) 2.665%, 2/20/37(1)	12,480	12,614
2010-57, FP (1 month LIBOR + 0.550%) 2.708%, 11/16/32(1)	6,501	6,564
2011-133, PF (1 month LIBOR + 0.400%) 2.565%, 12/20/35(1)	5,305	5,334
2014-94, FB (1 month LIBOR + 0.250%) 2.415%, 9/20/35(1)	13,264	13,258
2016-H22, FJ (1 month LIBOR + 0.390%) 2.470%, 10/20/66(1)	13,473	13,469
2017-116, F (1 month LIBOR + 0.250%) 2.408%, 8/16/35(1)	7,316	7,312
2017-H13, FJ (1 month LIBOR + 0.200%) 2.280%, 5/20/67(1)	8,270	8,258
Pool #BD4157 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 11/20/47(1)	14,116	13,997
Pool #BG8679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/48(1)	9,473	9,363
Pool #BH1807 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 7/20/48(1)	4,194	4,142
Pool #MA4673 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 8/20/47(1)	865	860
Pool #MA4731 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 9/20/47(1)	1,094	1,074

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #MA4800 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 10/20/47(1)	$2,632	$2,610
Pool #MA5155 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 4/20/48(1)	1,766	1,746
NCUA Guaranteed Notes Trust 2010-R1, 1A (1 month LIBOR + 0.450%) 2.530%, 10/7/20(1)	20,691	20,755
2010-R2, 2A (1 month LIBOR + 0.470%) 2.591%, 11/5/20(1)	49,451	49,654
2010-R3, 1A (1 month LIBOR + 0.560%) 2.681%, 12/8/20(1)	7,440	7,459
2010-R3, 2A (1 month LIBOR + 0.560%) 2.681%, 12/8/20(1)	2,038	2,048
2011-R1, 1A (1 month LIBOR + 0.450%) 2.571%, 1/8/20(1)	15,488	15,511
2011-R2, 1A (1 month LIBOR + 0.400%) 2.521%, 2/6/20(1)	24,950	24,987
2011-R3, 1A (1 month LIBOR + 0.400%) 2.539%, 3/11/20(1)	760	761
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 2.350%, 6/25/34(1)	5,931	5,884
Pool #510076 (PRIME minus 2.650%) 2.350%, 5/25/27(1)	8,936	8,866
Pool #510083 (PRIME minus 2.650%) 2.350%, 9/25/27(1)	1,738	1,724
Pool #510219 (PRIME minus 2.650%) 2.350%, 11/25/28(1)	4,689	4,651
Pool #510241 (PRIME minus 2.600%) 2.400%, 10/25/27(1)	5,308	5,269
Pool #510254 (PRIME minus 2.600%) 2.400%, 5/25/28(1)	12,453	12,360
Pool #510256 (PRIME minus 2.600%) 2.400%, 12/25/28(1)	11,318	11,225
Pool #510273 (PRIME minus 2.500%) 2.500%, 11/25/28(1)	9,000	9,004

		1,216,057
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,213,342)		1,216,057
ASSET-BACKED SECURITY—1.6%
Student Loan—1.6%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.483%, 12/7/20(1)	20,274	20,297
TOTAL ASSET-BACKED SECURITY (Identified Cost $20,274)		20,297

	Par Value	Value
TOTAL LONG-TERM INVESTMENTS—99.1% (Identified Cost $1,292,371)		$1,295,305
	Shares
SHORT-TERM INVESTMENT—1.0%
MONEY MARKET MUTUAL FUND—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(2)	13,341,008	$13,341
TOTAL SHORT-TERM INVESTMENT (Identified Cost $13,341)		13,341
TOTAL INVESTMENTS—100.1% (Identified Cost $1,305,712)		1,308,646
Other assets and liabilities, net—(0.1)%		(1,585)

NET ASSETS—100.0%		$1,307,061

Abbreviations:

LIBOR    London Interbank Offered Rate

REMIC   Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Asset-Backed Security	$ 20,297	$ —	$ 20,297
Mortgage-Backed Securities	1,216,057	—	1,216,057
U.S. Government Securities	58,951	—	58,951
Short-Term Investment	13,341	13,341	—

Total Investments	$1,308,646	$13,341	$1,295,305

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. MORTGAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

MORTGAGE-BACKED SECURITIES—93.3%
Agency—91.7%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	$ 243	$ 247
Pool #G05477 4.500%, 5/1/39	146	151
Pool #G05606 4.500%, 7/1/39	284	297
Pool #G07031 4.000%, 5/1/42	385	392
Pool #G07491 4.500%, 3/1/42	206	215
Pool #G08347 4.500%, 6/1/39	24	25
Pool #G08372 4.500%, 11/1/39	120	125
Pool #G60019 4.500%, 3/1/44	376	389
Pool #G60183 4.000%, 12/1/44	172	174
Pool #G60661 4.000%, 7/1/46	83	84
Pool #Q06771 3.000%, 3/1/42	185	179
Pool #Q08306 3.500%, 5/1/42	389	386
Pool #Q10929 3.500%, 9/1/42	341	338
Pool #Q11220 3.500%, 9/1/42	37	36
Pool #Q26366 4.000%, 5/1/44	159	162
Pool #Q31645 4.000%, 2/1/45	75	76
Pool #Q38473 4.000%, 1/1/46	507	513
Pool #Q39440 4.000%, 3/1/46	632	639
Pool #Q40123 3.500%, 4/1/46	326	323
Pool #Q40124 3.500%, 4/1/46	188	186
Pool #Q40815 3.500%, 6/1/46	420	416
Pool #Q53881 4.500%, 1/1/48	494	512
Pool #V81283 4.000%, 7/1/44	317	321
Pool #V81992 4.000%, 10/1/45	466	471
Pool #V83115 4.500%, 3/1/47	457	472
Federal National Mortgage Association 2017-M5, A2 3.301%, 4/25/29(1) 6	230	219
Pool #890381 3.500%, 10/1/41	285	282
Pool #932441 4.000%, 1/1/40	174	177
Pool #AB6401 3.000%, 10/1/37	231	223

	Par Value	Value
Agency—continued
Pool #AB9944 3.000%, 7/1/43	$ 139	$ 135
Pool #AI5868 4.500%, 7/1/41	203	211
Pool #AI9101 3.500%, 4/1/42	255	251
Pool #AJ9327 3.500%, 1/1/42	167	165
Pool #AK5151 3.000%, 3/1/42	205	198
Pool #AL0215 4.500%, 4/1/41	160	166
Pool #AL6223 4.500%, 8/1/44	432	449
Pool #AL7497 3.500%, 9/1/40	588	583
Pool #AM9955 3.250%, 11/1/30	478	457
Pool #AN6349 2.990%, 9/1/29	500	468
Pool #AN6391 3.110%, 10/1/29	500	472
Pool #AO8632 3.500%, 7/1/42	903	896
Pool #AP7874 3.500%, 10/1/42	165	164
Pool #AS6515 4.000%, 1/1/46	68	69
Pool #AS9571 3.500%, 5/1/42	404	401
Pool #AW8154 3.500%, 1/1/42	518	514
Pool #AX2491 4.000%, 10/1/44	555	562
Pool #AY8851 4.000%, 8/1/45	218	220
Pool #AZ5755 3.500%, 9/1/45	501	495
Pool #AZ9213 4.000%, 10/1/45	514	521
Pool #BA4799 4.000%, 2/1/46	559	567
Pool #BC2470 3.500%, 2/1/46	151	149
Pool #BE5050 4.000%, 9/1/45	193	196
Pool #BE9598 4.000%, 5/1/47	391	395
Pool #BH7587 4.500%, 8/1/47	299	311
Pool #BK6440 4.000%, 6/1/48	293	299
Pool #MA0639 4.000%, 2/1/41	443	451
Pool #MA2190 4.000%, 2/1/45	781	790
Pool #MA2341 4.500%, 6/1/45	126	131
Pool #MA3257 3.500%, 1/1/48	143	140
Government National Mortgage Association
Pool #AA5471 4.000%, 12/15/41	528	540

See Notes to Schedule of Investments.

VIRTUS SEIX U.S. MORTGAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Agency—continued
Pool #AE8170 4.000%, 2/15/44	$ 88	$ 90
Pool #AM0226 4.000%, 5/15/45	87	89
Pool #AV6530 4.000%, 8/20/46	157	160
Pool #MA2681 5.000%, 3/20/45	187	198
Pool #MA4838 4.000%, 11/20/47	276	281
Pool #MA4901 4.000%, 12/20/47	277	282
Pool #MA4963 4.000%, 1/20/48	279	284
Pool #MA5078 4.000%, 3/20/48	1,472	1,498

		22,278

Non-Agency—1.6%
GS Mortgage Securities Trust 2012-BWTR, A 144A 2.954%, 11/5/34(2)	205	200
2012-BWTR, B 144A 3.255%, 11/5/34(2)	109	105
US 2018-USDC, A 144A 4.106%, 5/9/38(2)	100	101

		406
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,195)		22,684
TOTAL LONG-TERM INVESTMENTS—93.3% (Identified Cost $23,195)		22,684

	Shares	Value
SHORT-TERM INVESTMENT—3.2%
MONEY MARKET MUTUAL FUND—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(3)	772,319	$772
TOTAL SHORT-TERM INVESTMENT (Identified Cost $772)		772
TOTAL INVESTMENTS—96.5% (Identified Cost $23,967)		23,456
Other assets and liabilities, net—3.5%		841

NET ASSETS—100.0%		$24,297

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $406 or 1.7% of net assets.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Mortgage-Backed Securities	$22,684	$—	$22,684
Short-Term Investment	772	772	—

Total Investments	$23,456	$772	$22,684

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITY—0.2%
U.S. Treasury Note (U.S. Treasury 3 month Bill Money Market Yield + 0.048%) 2.240%, 10/31/19(1)	$ 100	$ 100
TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $100)		100
MORTGAGE-BACKED SECURITIES—31.3%
Agency—26.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates K711, A2 1.730%, 7/25/19	330	328
Federal National Mortgage Association
Pool #AM3370 1.735%, 5/1/20	238	235
Pool #AN1582 (1 month LIBOR + 0.440%) 2.521%, 9/1/23(1)	1,000	997
Pool #AN3414 (1 month LIBOR + 0.600%) 2.681%, 1/1/23(1)	965	964
Pool #AN3539 (1 month LIBOR + 0.470%) 2.551%, 11/1/21(1)	964	966
Pool #AN3845 (1 month LIBOR + 0.540%) 2.621%, 12/1/23(1)	2,612	2,609
Pool #AN4300 (1 month LIBOR + 0.560%) 2.641%, 1/1/24(1)	2,990	2,983
Pool #AN4364 (1 month LIBOR + 0.590%) 2.671%, 1/1/24(1)	1,000	998
FRESB Mortgage Trust
2015-SB7, A5 (1 month LIBOR + 2.370%) 2.370%, 9/25/35(1)	434	428
2016-SB21, A5F 1.810%, 9/25/21(1)	382	368
NCUA Guaranteed Notes Trust 2011-R2, 1A (1 month LIBOR + 0.400%) 2.521%, 2/6/20(1)	689	690
Small Business Administration Pool #510273 (PRIME minus 2.500%) 2.500%, 11/25/28(1)	1,800	1,801

		13,367

Non-Agency—5.1%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 2.880%, 3/15/37(1)(2)	1,000	1,000
FREMF Mortgage Trust 2013-K713, B 144A 3.263%, 4/25/46(1)(2)	240	239
Holmes Master Issuer plc 2018-2A, A1 (1 month LIBOR + 0.350%) 144A 2.508%, 7/15/19(1)(2)	500	500
VNDO Mortgage Trust 2013-PENN, B 144A 4.079%, 12/13/29(1)(2)	830	835

		2,574
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,950)		15,941
ASSET-BACKED SECURITIES—14.7%
Automobiles—0.9%
Americredit Automobile Receivables Trust 2014-4, C 2.470%, 11/9/20	267	266

	Par Value	Value

Automobiles—continued
Capital Auto Receivables Asset Trust 2015-2, A4 1.970%, 1/21/20	$ 173	$ 173

		439

Credit Card—10.5%
Cabela’s Credit Card Master Note Trust 2015-2, A1 2.250%, 7/17/23	1,107	1,090
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.889%, 5/15/28(1)	1,253	1,234
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.904%, 5/14/29(1)	1,000	1,007
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.758%, 12/15/26(1)	1,000	1,008
World Financial Network Credit Card Master Trust 2012-D, M 3.090%, 4/17/23	1,045	1,044

		5,383

Equipment—2.2%
Volvo Financial Equipment Master Owner Trust 2017-A, A (1 month LIBOR + 0.500%) 144A 2.563%, 11/15/22(1)(2)	1,120	1,123

Student Loan—1.1%
Goal Capital Funding Trust 2005-2, A3 (3 month LIBOR + 0.170%) 2.481%, 5/28/30(1)	563	563
TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,437)		7,508

CORPORATE BONDS AND NOTES—52.0%

Consumer Discretionary—9.3%
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 2.819%, 8/13/21(1)(2)	750	752
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 2.760%, 2/22/21(1)(2)	1,400	1,401
General Motors Financial Co., Inc. (3 month LIBOR + 0.850%) 3.189%, 4/9/21(1)	1,000	1,004
Interpublic Group of Cos., Inc. (The) 3.500%, 10/1/20	554	554
Newell Brands, Inc. 2.600%, 3/29/19	1,028	1,026

		4,737

Consumer Staples—4.6%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) 3.077%, 1/12/24(1)	270	271
Church & Dwight Co., Inc. (3 month LIBOR + 0.150%) 2.485%, 1/25/19(1)	450	450
CVS Health Corp. (3 month LIBOR + 0.630%) 2.957%, 3/9/20(1)	623	626

See Notes to Schedule of Investments.

VIRTUS SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

Consumer Staples—continued
General Mills, Inc. (3 month LIBOR + 1.010%) 3.346%, 10/17/23(1)	$1,000	$1,008

		2,355

Energy—1.9%
Phillips 66 (3 month LIBOR + 0.600%) 2.911%, 2/26/21(1)	1,000	1,001

Financials—27.4%
Allstate Corp. (The) (3 month LIBOR + 0.630%) 3.016%, 3/29/23(1)	1,000	1,003
American Express Co. (3 month LIBOR + 0.525%) 2.837%, 5/17/21(1)	750	754
Bank of Montreal (3 month LIBOR + 0.460%) 2.797%, 4/13/21(1)	770	773
Caterpillar Financial Services Corp. (3 month LIBOR + 0.510%) 2.824%, 5/15/23(1)	750	751
Citibank NA (3 month LIBOR + 0.320%) 2.663%, 5/1/20(1)	750	751
Citigroup, Inc. 2.650%, 10/26/20	679	670
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 2.765%, 4/26/21(1)	750	752
Diageo Capital plc (3 month LIBOR + 0.240%) 2.562%, 5/18/20(1)	835	836
Ford Motor Credit Co. LLC (3 month LIBOR + 0.810%) 3.147%, 4/5/21(1)	1,000	994
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.484%, 5/15/26(1)	750	750
JPMorgan Chase Bank NA (3 month LIBOR + 0.250%) 2.588%, 2/13/20(1)	1,000	1,001
Lloyds Bank plc (3 month LIBOR + 0.490%) 2.833%, 5/7/21(1)	750	753
Morgan Stanley (3 month LIBOR + 0.550%) 2.891%, 2/10/21(1)	1,000	1,003
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 2.661%, 8/6/21(1)(2)	1,000	1,002
Skandinaviska Enskilda Banken AB (3 month LIBOR + 0.430%) 144A 2.742%, 5/17/21(1)(2)	750	751
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 2.617%, 4/13/21(1)	770	771
US Bank NA (3 month LIBOR + 0.320%) 2.655%, 4/26/21(1)	650	652

		13,967

Health Care—2.0%
Becton Dickinson and Co. (3 month LIBOR + 0.875%) 3.261%, 12/29/20(1)	1,000	1,002

Industrials—1.2%
Wabtec Corp. (3 month LIBOR + 1.050%) 3.382%, 9/15/21(1)	609	610

Information Technology—2.2%
Dell International LLC 144A 3.480%, 6/1/19(2)	1,019	1,021

	Par Value	Value
Information Technology—continued
Fortive Corp.
1.800%, 6/15/19	$ 122	$121

		1,142

Telecommunication Services—1.5%
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.414%, 5/15/25(1)	750	757

Utilities—1.9%
Emera US Finance LP 2.150%, 6/15/19	963	957
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $26,490)		26,528
TOTAL LONG-TERM INVESTMENTS—98.2% (Identified Cost $49,977)		50,077

	Shares
SHORT-TERM INVESTMENT—2.8%
MONEY MARKET MUTUAL FUND—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.950%)(3)	1,406,089	1,406
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,406)		1,406
TOTAL INVESTMENTS—101.0% (Identified Cost $51,383)		51,483
Other assets and liabilities, net—(1.0)%		(502)

NET ASSETS—100.0%		$50,981

Abbreviation:

LIBOR London Interbank Offered Rate

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of September 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $8,624 or 16.9% of net assets.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

VIRTUS SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

Country Weightings†

United States	92%
United Kingdom	4
Canada	2
Netherlands	1
Sweden	1
Total Investments	100%
† % of total investments as of September 30, 2018

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$7,508	$—	$7,508
Corporate Bonds And Notes	26,528	—	26,528
Mortgage-Backed Securities	15,941	—	15,941
U.S. Government Security	100	—	100
Short-Term Investment	1,406	1,406	—

Total Investments	$51,483	$1,406	$50,077

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	Par Value	Value

MUNICIPAL BONDS(1) —97.4%
District of Columbia—5.5%
Transportation Revenue—5.5%
Metropolitan Washington Airports Authority (BHAC Insured) 5.000%, 10/1/26	$1,675	$ 1,721

Georgia—3.8%
General Revenue—3.8%
Private Colleges & Universities Authority, Savannah College of Art & Design Project 5.000%, 4/1/23	1,065	1,173

North Carolina—5.9%
General Revenue—5.9%
North Carolina Capital Facilities Finance Agency, High Point University 5.000%, 5/1/32	1,740	1,847

Virginia—82.2%
General Obligation—13.0%
Commonwealth of Virginia 4.000%, 6/1/27	1,000	1,075
Isle Wight County
(State Aid Withholding Insured) 5.000%, 7/1/35	750	836
(State Aid Withholding Insured) 4.000%, 7/1/42	1,000	1,015
Suffolk, City of (State Aid Withholding Insured) 5.000%, 2/1/26	1,000	1,130

		4,056

General Revenue—18.5%
Greater Richmond Convention Center Authority
5.000%, 6/15/30	500	562
5.000%, 6/15/32	1,000	1,119
Northern Virginia Transportation Authority 5.000%, 6/1/26	1,250	1,421
Virginia College Building Authority, Washington & Lee University 5.375%, 1/1/21	1,415	1,476
Virginia Public School Authority (State Aid Withholding Insured) 5.000%, 8/1/27	1,060	1,182

		5,760

Healthcare Revenue—11.1%
Fairfax County Industrial Development Authority, Inova
Health System Project 5.000%, 5/15/27	500	549
Roanoke Economic Development Authority, Carilion
Clinic Obligated Group 5.000%, 7/1/27	1,000	1,080
Virginia Commonwealth University Health System
Authority 5.000%, 7/1/33	1,600	1,825

		3,454

	Par Value	Value
Virginia—continued
Lease Revenue—3.4%
Loudoun County Economic Development Authority, Sycolin Road Project 5.000%, 6/1/31	$1,000	$ 1,068

Pre-Refunded—10.1%
Virginia Commonwealth Transportation Board (Pre-refunded 3/15/22 @ 100) 5.000%, 3/15/24	500	549
Virginia Commonwealth University Health System Authority (Pre-refunded 7/1/21 @ 100) 5.000%, 7/1/30	1,000	1,079
Virginia Port Authority (Pre-refunded 7/1/25 @ 100) 5.000%, 7/1/32	1,000	1,148
Virginia Public Building Authority (Pre-refunded 8/1/21 @ 100) 5.000%, 8/1/31	10	11
Virginia Resources Authority (Pre-refunded 11/1/22 @ 100) 5.000%, 11/1/28	330	366

		3,153

Special Tax Revenue—3.7%
Hampton Roads Transportation Accountability Commission, Senior Lien 5.000%, 7/1/36	1,000	1,150

Transportation Revenue—8.5%
Virginia Commonwealth Transportation Board 4.000%, 5/15/31	1,000	1,058
Virginia Small Business Financing Authority, Senior Lien 5.000%, 7/1/34	1,500	1,581

		2,639

Water & Sewer Revenue—13.9%
Fairfax County Water Authority 5.000%, 4/1/27	1,100	1,205
Hampton Roads Sanitation District 5.000%, 8/1/34	1,000	1,138
Norfolk, City of, Water Revenue 5.250%, 11/1/44	1,750	1,988

		4,331
TOTAL MUNICIPAL BONDS (Identified Cost $30,069)		30,352
TOTAL LONG-TERM INVESTMENTS—97.4% (Identified Cost $30,069)		30,352

	Shares
SHORT-TERM INVESTMENT—1.8%
Money Market Mutual Fund—1.8%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.400%) (2)	547,433	547
TOTAL SHORT-TERM INVESTMENT (Identified Cost $547)		547

See Notes to Schedule of Investments.

VIRTUS SEIX VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

($ reported in thousands)

	Shares	Value

Money Market Mutual Fund—continued
TOTAL INVESTMENTS—99.2% (Identified Cost $30,616)		30,899
Other assets and liabilities, net—0.8%		259

NET ASSETS—100.0%		$31,158

Abbreviation:
BHAC Berkshire Hathaway Assurance Corp.

Footnote Legend:

(1)

At September 30, 2018, 19.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.

(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
Debt Securities:
Municipal Bonds	$30,352	$—	$30,352
Short-Term Investment	547	547	—

Total Investments	$30,899	$547	$30,352

There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2018.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

See Notes to Schedule of Investments.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

Note 1. Significant Accounting Policies

Virtus Asset Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust, a trust consisting of 25 Funds (each a “Fund”), in the preparation of the Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. “GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

B.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

C.	Leveraged Loans
($ reported in thousands)

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of September 30, 2018, the Funds had the following unfunded loan commitments:

Unfunded Loan Commitment
Seix Floating
Rate High Income
Borrower	Fund
Carlisle Foodservice Products, Inc.	$ 455
Gannett Co., Inc.	3,234
GFL Environmental, Inc.	919
Pearl Intermediate Parent LLC	1,218
St. George’s University Scholastic Services LLC	1,499
U.S. Silica Co.	2,127

D.	Securities Lending
($ reported in thousands)

Certain Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when a Fund lends securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At September 30, 2018, the Silvant Small-Cap Growth Stock Fund had securities on loan with a market value of $221 and cash collateral of $222.

Note 2. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

A.	Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

During the period, the Seix U.S. Government Securities Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B.	Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

C.	Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

The following is a summary of derivative instruments categorized by primary risk exposure, presented in the financial statements as of September 30, 2018:

	Fair Values of Derivative Financial Instruments as of September 30, 2018(1)
	Derivative Assets
	Seix Corporate	Seix Total Return
	Bond Fund	Bond Fund
Primary Risk	Value	Value
Foreign currency exchange contracts	$—(2)	$ 178
Credit Contracts	26	878
Total	$ 26	$1,056

	Derivative Liabilities
Primary Risk	Value	Value
Foreign currency exchange contracts	$—	$273
Total	$—	$273

(1)

The variation margin shown is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts. The fair values reported in the Schedules of Investments represent the cumulative unrealized gain (loss) from the date the contract was opened until September 30, 2018.

(2)	Amount is less than $500.

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the year ended September 30, 2018.

	Seix Corporate Bond Fund	Seix High Income Fund	Seix High Yield Fund	Seix Total Return Bond Fund
Forward Foreign Currency Exchange Purchase Contracts(1)	$6	$—	$—	$29,454
Forward Foreign Currency Exchange Sale Contracts(2)	(6)	—	—	(46,576)
Credit Default Swap Agreements - Buy Protection(3)	449	5	5	112,688

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

	Seix Corporate Bond Fund	Seix High Income Fund	Seix High Yield Fund	Seix Total Return Bond Fund
Credit Default Swap Agreements - Sell Protection(3)	$ —	$37	$—	$ —

	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Futures Contracts - Short Positions(4)	$24,527	$3,767

(1)	Average value of currency purchased.
(2)	Average value of currency sold.
(3)	Notional amount.
(4)	Notional value.

D.	Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Note 3. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at September 30, 2018:

Fund	Aggregate Value	% of Fund’s net assets
Seix Floating Rate High Income Fund	$77,051	1.2%
Seix High Income Fund	8,109	2.2
Seix High Yield Fund	5,627	1.6

At September 30, 2018, the Funds did not hold any securities that were restricted.

Note 5. Investments in Affiliates

($ reported in thousands)

A summary of the Conservative Allocation Strategy Fund’s and Growth Allocation Strategy Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds during the period ended September 30, 2018, is as follows:

				Net
				realized	Net change in
				gain (loss)	Unrealized
	Value,			on	Appreciation		Value,		Distributions
	beginning		Sales	affiliated	(depreciation)		end of	Dividend	of Realized
	of period	Purchases(1)	Proceeds	fund	on affiliated fund	Shares	period	Income	Gains
Conservative Allocation Strategy Fund Affiliated Mutual Funds—97.7% Equity Funds—36.0%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6(2)	$1,130	$687	$462	$20	$45	84,230	$1,420	$— (3)	$17
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6(2)	1,136	162	395	22	26	71,644	951	—	17
Virtus Duff & Phelps Global Infrastructure Fund - Class I(2)	1,128	100	1,219	(1)	(8)	—	—	—	—
Virtus Duff & Phelps Global Infrastructure Fund - Class R6(2)	—	1,192	235	(7)	(28)	63,833	922	17	—
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6(2)	1,527	235	530	13	22	41,728	1,267	—	—
Virtus KAR Capital Growth Fund - Class I(2)	1,118	75	1,203	6	4	—	—	—	—
Virtus KAR Capital Growth Fund - Class R6(2),(4)	—	1,428	275	14	144	68,860	1,311	—	—

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

				Net
				realized	Net change in
				gain (loss)	Unrealized
	Value,			on	Appreciation		Value,		Distributions
	beginning		Sales	affiliated	(depreciation)		end of	Dividend	of Realized
	of period	Purchases(1)	Proceeds	fund	on affiliated fund	Shares	period	Income	Gains
Conservative Allocation Strategy Fund
Virtus KAR International Small-Cap Fund - Class R6(2)	$1,145	$120	$358	$21	$28	55,367	$956	$—	$—
Virtus KAR Small-Cap Growth Fund - Class I(2),(4)	1,121	100	1,093	22	(150)	—	—	—	—
Virtus KAR Small-Cap Growth Fund - Class R6(2),(4)	—	983	250	54	311	32,083	1,098	—	—
Virtus KAR Small-Cap Value Fund - Class R6(2)	1,126	341	400	15	25	56,719	1,107	—	—
Virtus Rampart Enhanced Core Equity Fund - Class R6(2),(4)	—	999	940	(59)	—	—	—	—	—
Virtus Rampart Enhanced Core Equity Fund - Class I(2)	1,121	—	1,087	1	(35)	—	—	—	—
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6(2)	1,138	171	255	3	(116)	86,931	941	—	—
Virtus WCM International Equity Fund - Class R6(2)	1,525	578	582	28	67	126,756	1,616	5	—
Fixed Income Funds - 61.7%
Virtus Newfleet High Yield Fund - Class R6(2)	1,879	261	500	(13)	(25)	387,884	1,602	76	—
Virtus Newfleet
Multi-Sector Intermediate Bond Fund - Class R6(2)	7,558	1,089	2,080	(49)	(246)	628,444	6,272	239	—
Virtus Seix Core Bond Fund - Class R6(2)	1,882	224	439	(12)	(56)	156,130	1,599	33	—
Virtus Seix Floating Rate High Income Fund - Class R6(2)	3,012	444	895	(2)	4	293,916	2,563	104	—
Virtus Seix Total Return Bond Fund - Class R6(2)	7,556	793	1,830	(52)	(226)	622,890	6,241	113	—
Virtus Seix U.S. Government Securities Ultra Short Bond Fund - Class R6(2)	1,870	249	522	(3)	(1)	159,189	1,593	27	—

Total	$36,972	$10,231	$15,550	$21	$(215)		$31,459	$614	$34

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

				Net
				realized	Net change in
				gain (loss)	Unrealized
	Value,			on	Appreciation		Value,		Distributions
	beginning		Sales	affiliated	(depreciation)		end of	Dividend	of Realized
	of period	Purchases(1)	Proceeds	fund	on affiliated fund	Shares	period	Income	Gains
Growth Allocation Strategy Fund Affiliated Mutual Funds - 98.2% Equity Funds - 76.2%
Virtus Ceredex Large-Cap Value Equity Fund - Class R6(2)	$5,966	$1,982	$2,325	$221	$72	350,907	$5,916	$2	$80
Virtus Ceredex Mid-Cap Value Equity Fund - Class R6(2)	5,121	222	1,685	17	221	293,619	3,896	—	83
Virtus Duff & Phelps Global Infrastructure Fund - Class I(2)	3,399	—	3,374	2	(27)	—	—	—	—
Virtus Duff & Phelps Global Infrastructure Fund - Class R6(2)	—	3,211	595	(5)	(75)	175,469	2,536	47	—
Virtus Duff & Phelps Global Real Estate Securities Fund - Class R6(2)	6,033	200	1,875	126	40	148,969	4,524	—	—
Virtus KAR Capital Growth Fund - Class I(2)	4,633	—	4,676	26	17	—	—	—	—
Virtus KAR Capital Growth Fund - Class R6(2),(4)	—	5,806	1,430	89	577	264,833	5,042	—	—
Virtus KAR International Small-Cap Fund - Class R6(2)	3,437	—	1,010	95	58	149,471	2,580	—	—
Virtus KAR Small-Cap Growth Fund - Class I(2),(4)	2,949	—	2,610	54	(393)	—	—	—	—
Virtus KAR Small-Cap Growth Fund - Class R6(2),(4)	—	2,385	715	169	780	76,498	2,619	—	—
Virtus KAR Small-Cap Value Fund - Class R6(2)	4,246	530	1,315	110	41	185,145	3,612	—	—
Virtus Rampart Enhanced Core Equity Fund - Class I(2)	6,772	—	6,568	10	(214)	—	—	—	—
Virtus Rampart Enhanced Core Equity Fund - Class R6(2),(4)	—	6,043	2,810	(136)	236	158,489	3,333	—	—
Virtus Vontobel Emerging Markets Opportunities Fund - Class R6(2)	6,013	451	1,620	7	(519)	400,349	4,332	—	—
Virtus Vontobel Foreign Opportunities Fund - Class R6(2)	6,856	530	1,865	106	(196)	156,411	5,431	—	—
Virtus WCM International Equity Fund - Class R6(2)	7,756	223	2,405	241	135	466,635	5,950	23	—
Fixed Income Funds - 22.0%
Virtus Newfleet High Yield Fund - Class R6(2)	2,544	96	630	(16)	(29)	475,788	1,965	97	—

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS ASSET TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2018

				Net
				realized	Net change in
				gain (loss)	Unrealized
	Value,			on	Appreciation		Value,		Distributions
	beginning		Sales	affiliated	(depreciation)		end of	Dividend	of Realized
	of period	Purchases(1)	Proceeds	fund	on affiliated fund	Shares	period	Income	Gains
Growth Allocation Strategy Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund - Class R6(2)	$8,531	$235	$2,920	$(64)	$(219)	557,461	$5,563	$235	$—
Virtus Seix Floating Rate High Income Fund - Class R6(2)	2,539	1,723	975	(3)	1	376,725	3,285	123	—
Virtus Seix Total Return Bond Fund - Class R6(2)	6,816	78	3,135	121	(337)	353,568	3,543	77	—

Total	$83,611	$23,715	$44,538	$1,170	$169		$64,127	$604	$163

(1)	Includes reinvested dividends from income and capital gain distributions.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	Amount is less than $500.
(4)	Non-income producing security.

Note 6. Regulatory Matters and Litigation

From time to time, the Trust, the Funds, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as wellas examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Investment Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 7. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that, except as set forth below, there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments

On November 13, 2018, the Virtus Conservative Allocation Strategy Fund and Virtus Growth Allocation Strategy Fund were liquidated at their respective NAV’s.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/28/2018

* Print the name and title of each signing officer under his or her signature.